UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/11

Date of reporting period: 3/31/11

Item 1. Schedule of Investments.

MML Aggressive Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	684,250	$8,156,260
MML Concentrated Growth Fund, Class I (a)	282,471	2,112,880
MML Equity Fund, Initial Class (a)	238,355	4,961,071
MML Equity Income Fund, Initial Class (a)	707,522	7,061,067
MML Foreign Fund, Initial Class (a)	290,276	2,821,487
MML Fundamental Value Fund, Class II (a)	533,262	6,244,498
MML Global Fund, Class I (a)	322,267	2,823,055
MML High Yield Fund, Class II (a)	49,685	526,665
MML Inflation-Protected and Income Fund, Initial Class (a)	129,594	1,413,874
MML Large Cap Growth Fund, Initial Class (a)	344,040	3,750,037
MML Managed Bond Fund, Initial Class (a)	109,585	1,412,879
MML Mid Cap Growth Fund, Initial Class (a) (b)	379,461	5,046,837
MML Mid Cap Value Fund, Initial Class (a)	387,460	4,238,811
MML PIMCO Total Return Fund, Class II (a)	140,772	1,403,499
MML Short-Duration Bond Fund, Class II (a)	138,209	1,408,349
MML Small/Mid Cap Equity Fund, Initial Class (a)	72,625	721,177
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	148,637	2,905,616
MML Small Company Value Fund, Class II (a)	192,728	3,607,866
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	58,752	2,470,502
Oppenheimer Global Securities Fund, Non-Service Shares (a)	66,809	2,115,165
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	161,127	881,362
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,584,774	4,962,765

		71,045,722

TOTAL MUTUAL FUNDS (Cost $56,221,670)		71,045,722

TOTAL LONG-TERM INVESTMENTS (Cost $56,221,670)		71,045,722

Value
TOTAL INVESTMENTS — 100.1% (Cost $56,221,670) (c)	$71,045,722

Other Assets/(Liabilities) — (0.1)%	(38,409)

NET ASSETS — 100.0%	$71,007,313

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Core Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	8,749,384	$83,994,085
American Funds Bond Fund, Class 1	10,993,677	117,962,154
American Funds Growth-Income Fund, Class 1	2,818,727	101,248,689
American Funds International Fund, Class 1	1,815,426	33,730,608

		336,935,536

TOTAL MUTUAL FUNDS (Cost $275,548,398)		336,935,536

TOTAL LONG-TERM INVESTMENTS (Cost $275,548,398)		336,935,536

TOTAL INVESTMENTS — 100.1% (Cost $275,548,398) (a)		336,935,536

Other Assets/(Liabilities) — (0.1)%		(390,677)

NET ASSETS — 100.0%		$336,544,859

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	746,697	$43,674,326

TOTAL MUTUAL FUNDS (Cost $31,634,818)		43,674,326

TOTAL LONG-TERM INVESTMENTS (Cost $31,634,818)		43,674,326

TOTAL INVESTMENTS — 100.1% (Cost $31,634,818) (a)		43,674,326

Other Assets/(Liabilities) — (0.1)%		(52,075)

NET ASSETS — 100.0%		$43,622,251

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML American Funds International Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	1,812,222	$33,671,076

TOTAL MUTUAL FUNDS (Cost $26,516,860)		33,671,076

TOTAL LONG-TERM INVESTMENTS (Cost $26,516,860)		33,671,076

TOTAL INVESTMENTS — 100.1% (Cost $26,516,860) (a)		33,671,076

Other Assets/(Liabilities) — (0.1)%		(42,605)

NET ASSETS — 100.0%		$33,628,471

Notes to Portfolio of Investments

(a)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 61.5%

COMMON STOCK — 61.5%
Aerospace & Defense — 1.4%
The Boeing Co.	7,500	$554,475
Spirit AeroSystems Holdings, Inc. Class A (a)	25,100	644,317
United Technologies Corp.	9,700	821,105

		2,019,897

Agriculture — 1.4%
Philip Morris International, Inc.	30,700	2,014,841

Apparel — 0.2%
Nike, Inc. Class B	3,300	249,810

Automotive & Parts — 0.0%
TRW Automotive Holdings Corp. (a)	1,000	55,080

Banks — 0.4%
Bank of New York Mellon Corp.	4,300	128,441
BB&T Corp.	13,700	376,065

		504,506

Beverages — 0.7%
PepsiCo, Inc.	16,100	1,037,001

Chemicals — 1.1%
Air Products & Chemicals, Inc.	7,900	712,422
Monsanto Co.	12,600	910,476

		1,622,898

Commercial Services — 1.3%
Alliance Data Systems Corp. (a)	2,200	188,958
Iron Mountain, Inc.	13,800	430,974
MasterCard, Inc. Class A	600	151,032
Visa, Inc. Class A	14,100	1,038,042

		1,809,006

Computers — 1.2%
Apple, Inc. (a)	1,600	557,520
International Business Machines Corp.	7,500	1,223,025

		1,780,545

Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	27,900	754,416
Colgate-Palmolive Co.	10,600	856,056
The Procter & Gamble Co.	4,100	252,560

		1,863,032

Diversified Financial — 3.1%
The Charles Schwab Corp.	121,000	2,181,630
The Goldman Sachs Group, Inc.	7,600	1,204,372
JP Morgan Chase & Co.	15,100	696,110
NYSE Euronext	5,400	189,918
T. Rowe Price Group, Inc.	3,100	205,902

		4,477,932

	Number of Shares	Value
Electric — 0.4%
Edison International	7,200	$263,448
PG&E Corp.	3,900	172,302
PPL Corp.	4,200	106,260

		542,010

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	9,500	555,085

Electronics — 1.0%
Flextronics International Ltd. (a)	34,000	253,980
Jabil Circuit, Inc.	26,300	537,309
Mettler-Toledo International, Inc. (a)	1,300	223,600
TE Connectivity Ltd.	14,100	490,962

		1,505,851

Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc. (a)	12,500	642,875

Entertainment — 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	12,800	357,504

Environmental Controls — 0.3%
Republic Services, Inc.	13,300	399,532

Foods — 0.5%
General Mills, Inc.	3,200	116,960
Kraft Foods, Inc. Class A	20,844	653,668

		770,628

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	2,800	214,480

Health Care – Products — 0.7%
Boston Scientific Corp. (a)	134,900	969,931

Health Care – Services — 1.5%
AMERIGROUP Corp. (a)	18,800	1,207,900
Centene Corp. (a)	3,400	112,132
Universal Health Services, Inc. Class B	15,900	785,619

		2,105,651

Insurance — 2.7%
ACE Ltd.	5,400	349,380
The Allstate Corp.	74,300	2,361,254
Aon Corp.	11,100	587,856
The Progressive Corp.	25,600	540,928

		3,839,418

Internet — 1.8%
Akamai Technologies, Inc. (a)	4,700	178,600
Google, Inc. Class A (a)	4,040	2,368,288

		2,546,888

Iron & Steel — 2.0%
Allegheny Technologies, Inc.	19,800	1,340,856
Cliffs Natural Resources, Inc.	10,200	1,002,456

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nucor Corp.	10,000	$460,200

		2,803,512

Manufacturing — 1.6%
Danaher Corp.	15,400	799,260
General Electric Co.	26,200	525,310
Illinois Tool Works, Inc.	18,700	1,004,564

		2,329,134

Media — 4.7%
CBS Corp. Class B	39,100	979,064
Comcast Corp. Class A	73,300	1,811,976
Gannett Co., Inc.	74,500	1,134,635
Nielsen Holdings NV (a)	3,300	90,123
Scripps Networks Interactive Class A	13,300	666,197
Time Warner Cable, Inc.	15,500	1,105,770
Viacom, Inc. Class B	13,700	637,324
The Walt Disney Co.	6,200	267,158

		6,692,247

Mining — 1.1%
Barrick Gold Corp.	20,500	1,064,155
Freeport-McMoRan Copper & Gold, Inc.	9,800	544,390

		1,608,545

Oil & Gas — 6.1%
Anadarko Petroleum Corp.	19,400	1,589,248
Cenovus Energy, Inc.	42,000	1,653,960
Chevron Corp.	9,000	966,870
Cobalt International Energy, Inc. (a)	17,100	287,451
Encana Corp.	27,500	949,575
Noble Energy, Inc.	15,700	1,517,405
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	20,600	1,500,916
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	4,600	336,904

		8,802,329

Oil & Gas Services — 5.6%
Baker Hughes, Inc.	9,300	682,899
Halliburton Co.	46,200	2,302,608
Schlumberger Ltd.	22,700	2,117,002
Transocean Ltd. (a)	9,400	732,730
Weatherford International Ltd. (a)	94,700	2,140,220

		7,975,459

Pharmaceuticals — 2.2%
Allergan, Inc.	17,200	1,221,544
Pharmasset, Inc. (a)	5,400	425,034
Shire PLC Sponsored ADR (United Kingdom)	17,100	1,489,410

		3,135,988

Real Estate Investment Trusts (REITS) — 0.2%
Ventas, Inc.	4,500	244,350

	Number of Shares	Value
Retail — 4.3%
Coach, Inc.	17,600	$915,904
The Home Depot, Inc.	11,300	418,778
Lowe’s Cos., Inc.	15,000	396,450
McDonald’s Corp.	3,200	243,488
Target Corp.	36,600	1,830,366
Tiffany & Co.	22,700	1,394,688
Urban Outfitters, Inc. (a)	32,800	978,424

		6,178,098

Semiconductors — 2.4%
Broadcom Corp. Class A	26,400	1,039,632
KLA-Tencor Corp.	20,100	952,137
Maxim Integrated Products, Inc.	40,700	1,041,920
Microchip Technology, Inc.	10,700	406,707

		3,440,396

Software — 2.2%
Cerner Corp. (a)	12,000	1,334,400
Microsoft Corp.	22,800	578,208
Oracle Corp.	37,600	1,254,712

		3,167,320

Telecommunications — 4.1%
American Tower Corp. Class A (a)	36,700	1,901,794
Cisco Systems, Inc.	31,100	533,365
Juniper Networks, Inc. (a)	37,200	1,565,376
QUALCOMM, Inc.	33,400	1,831,322

		5,831,857

Toys, Games & Hobbies — 0.8%
Nintendo Co. Ltd. Sponsored ADR (Japan)	32,800	1,106,672

Transportation — 2.1%
FedEx Corp.	19,200	1,796,160
Norfolk Southern Corp.	18,200	1,260,714

		3,056,874

TOTAL COMMON STOCK (Cost $67,595,452)		88,257,182

TOTAL EQUITIES (Cost $67,595,452)		88,257,182

	Principal Amount
BONDS & NOTES — 32.8%

CORPORATE DEBT — 11.1%
Aerospace & Defense — 0.5%
Lockheed Martin Corp. (b) 5.720% 6/01/40	$378,000	384,997
Raytheon Co. 6.400% 12/15/18	60,000	70,025

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransDigm, Inc. (b) 7.750% 12/15/18	$200,000	$214,750

		669,772

Auto Manufacturers — 0.2%
Volvo Treasury AB (b) 5.950% 4/01/15	230,000	252,867

Banks — 1.2%
Bank of America Corp. 6.500% 8/01/16	550,000	608,643
CoBank ACB FRN (b) 0.910% 6/15/22	295,000	248,514
HBOS PLC (b) 6.750% 5/21/18	100,000	97,872
The Royal Bank of Scotland PLC 6.125% 1/11/21	250,000	257,018
Societe Generale (b) 5.750% 4/20/16	100,000	104,066
US AgBank FCB VRN (b) 6.110% 12/31/49	345,000	238,536
Wells Fargo & Co. 4.600% 4/01/21	100,000	98,891

		1,653,540

Biotechnology — 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	37,402

Chemicals — 0.3%
Georgia Gulf Corp. (b) 9.000% 1/15/17	200,000	219,000
Lyondell Chemical Co. (b) 8.000% 11/01/17	157,000	173,092

		392,092

Commercial Services — 0.2%
Altegrity, Inc. (Acquired 11/20/08, Cost $74,054) (b) (c) 10.500% 11/01/15	100,000	106,000
Dartmouth College 4.750% 6/01/19	175,000	186,431

		292,431

Diversified Financial — 3.0%
Citigroup, Inc. 6.125% 11/21/17	475,000	517,587
Federal National Mortgage Association 2.750% 3/13/14	2,075,000	2,155,542
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	227,036
The Goldman Sachs Group, Inc. 6.250% 2/01/41	475,000	473,033
HSBC Holdings PLC (f) 5.100% 4/05/21	525,000	527,694

	Principal Amount	Value
JPMorgan Chase & Co. 4.250% 10/15/20	$200,000	$191,142
Morgan Stanley 5.750% 1/25/21	200,000	201,859

		4,293,893

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	100,000	108,000
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	139,060
Consumers Energy Co. 6.700% 9/15/19	250,000	293,963
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	72,543
Edison Mission Energy 7.750% 6/15/16	175,000	148,750
Northern States Power Co. 4.850% 8/15/40	450,000	422,023
Ohio Edison Co. 6.400% 7/15/16	25,000	27,914
PacifiCorp 6.000% 1/15/39	30,000	32,263

		1,244,516

Entertainment — 0.1%
AMC Entertainment, Inc. 8.750% 6/01/19	175,000	189,875

Foods — 0.2%
Kraft Foods, Inc. 5.375% 2/10/20	250,000	263,936

Health Care – Services — 0.2%
HCA, Inc. 6.375% 1/15/15	100,000	102,000
HCA, Inc. 9.250% 11/15/16	150,000	161,438

		263,438

Insurance — 0.3%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	128,193
Liberty Mutual Group, Inc. (b) 7.500% 8/15/36	195,000	208,650
Monumental Global Funding III FRN (b) 0.503% 1/15/14	170,000	163,810

		500,653

Machinery – Construction & Mining — 0.0%
Atlas Copco AB (b) 5.600% 5/22/17	50,000	52,967

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	150,000	156,750

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 6.400% 3/01/40	$500,000	$512,105
News America, Inc. (b) 6.150% 2/15/41	250,000	247,911
News America, Inc. 6.650% 11/15/37	50,000	52,440
Time Warner, Inc. 5.875% 11/15/16	70,000	78,094

		1,047,300

Oil & Gas — 0.3%
Statoil ASA 2.900% 10/15/14	365,000	376,626

Pharmaceuticals — 0.1%
AstraZeneca PLC 5.400% 9/15/12	50,000	53,278
Express Scripts, Inc. 7.250% 6/15/19	95,000	113,450

		166,728

Pipelines — 0.5%
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	70,577
Kinder Morgan Energy Partners LP 5.950% 2/15/18	250,000	275,279
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	76,279
TransCanada PipeLines Ltd. 6.200% 10/15/37	225,000	239,072

		661,207

Real Estate Investment Trusts (REITS) — 0.5%
Brandywine Operating Partner LP (f) 4.950% 4/15/18	65,000	64,257
Developers Diversified Realty Corp. 4.750% 4/15/18	250,000	243,352
ProLogis 7.375% 10/30/19	375,000	424,705

		732,314

Retail — 0.4%
Michaels Stores, Inc. (b) 7.750% 11/01/18	150,000	153,000
New Albertsons, Inc. 7.250% 5/01/13	275,000	279,812
Wal-Mart Stores, Inc. 4.875% 7/08/40	225,000	205,249

		638,061

Savings & Loans — 0.3%
Teco Finance, Inc. 5.150% 3/15/20	425,000	440,268

Software — 0.5%
First Data Corp. (b) 8.250% 1/15/21	94,000	93,765

	Principal Amount	Value
First Data Corp. (b) 8.750% 1/15/22	$94,000	$93,530
First Data Corp. 9.875% 9/24/15	22,000	22,495
First Data Corp. (b) 12.625% 1/15/21	189,000	205,065
Oracle Corp. 6.125% 7/08/39	250,000	267,007

		681,862

Telecommunications — 0.5%
Nextel Communications, Inc. Series D 7.375% 8/01/15	175,000	175,656
Telecom Italia Capital SA 5.250% 10/01/15	50,000	51,753
Telecom Italia Capital SA 6.375% 11/15/33	25,000	23,593
Telecom Italia Capital SA 7.721% 6/04/38	250,000	264,846
Verizon Communications, Inc. 6.000% 4/01/41	250,000	249,032

		764,880

Transportation — 0.2%
Norfolk Southern Corp. 5.750% 4/01/18	50,000	56,053
Norfolk Southern Corp. 7.050% 5/01/37	30,000	36,313
Union Pacific Corp. 5.700% 8/15/18	105,000	117,563
Union Pacific Corp. 5.750% 11/15/17	15,000	16,828

		226,757

Water — 0.0%
Veolia Environnement 5.250% 6/03/13	50,000	53,583

TOTAL CORPORATE DEBT (Cost $15,322,421)		15,896,968

MUNICIPAL OBLIGATIONS — 0.4%
State of California BAB 7.625% 3/01/40	500,000	546,975

TOTAL MUNICIPAL OBLIGATIONS (Cost $518,480)		546,975

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Commercial MBS — 1.6%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	498,894	502,890

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	$800,000	$847,106
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A4 (b) 4.717% 2/15/46	400,000	402,874
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	588,028

		2,340,898

Credit Card ABS — 0.1%
Washington Mutual Master Note Trust, Series 2006-A2A, Class A FRN (b) 0.305% 6/15/15	100,000	99,902

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,306,249)		2,440,800

SOVEREIGN DEBT OBLIGATIONS — 1.5%
Brazilian Government International Bond BRL (d) 12.500% 1/05/16	400,000	278,076
Croatia Government International Bond (e) 6.750% 11/05/19	100,000	104,750
Indonesia Government Bond IDR (d) 9.500% 6/15/15	950,000,000	116,876
Indonesia Government Bond IDR (d) 10.750% 5/15/16	85,000,000	11,002
Indonesia Government Bond IDR (d) 11.000% 10/15/14	75,000,000	9,587
Indonesia Government Bond IDR (d) 12.500% 3/15/13	80,000,000	10,155
Indonesia Government Bond IDR (d) 12.800% 6/15/21	95,000,000	14,427
Mexican Bonos MXN (d) 7.750% 12/14/17	1,400,000	121,492
Republic of Argentina VRN 0.000% 12/15/35	225,000	36,337
Republic of Argentina 8.280% 12/31/33	97,571	86,985
Republic of Colombia COP (d) 9.850% 6/28/27	52,000,000	33,487
Republic of Colombia COP (d) 12.000% 10/22/15	155,000,000	105,647
Republic of Hungary International Bond 6.250% 1/29/20	250,000	254,375

	Principal Amount	Value
Republic of Hungary International Bond 7.625% 3/29/41	$350,000	$350,350
Republic of Iraq (e) 5.800% 1/15/28	250,000	229,375
Republic of Venezuela 9.250% 9/15/27	75,000	55,312
Republic of Venezuela 9.375% 1/13/34	80,000	54,400
South Africa Government Bond ZAR (d) 8.250% 9/15/17	250,000	36,571
Thailand Government Bond THB (d) 3.625% 5/22/15	1,325,000	44,218
Thailand Government Bond THB (d) 5.250% 5/12/14	775,000	27,079
Turkey Government Bond TRY (d) 10.000% 2/15/12	169,805	117,892
Turkey Government International Bond 6.750% 5/30/40	100,000	103,750
United Mexican States MXN (d) 10.000% 12/05/24	300,000	29,797

		2,231,940

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,125,823)		2,231,940

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.9%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp., Series 3233, Class PA 6.000% 10/15/36	73,621	80,169
Federal Home Loan Mortgage Corp., Series 3312, Class PA 5.500% 5/15/37	85,329	90,814
Federal National Mortgage Association, Series 2007-33, Class HE 5.500% 4/25/37	110,510	118,238
Federal National Mortgage Association, Series 2007-40, Class PT 5.500% 5/25/37	233,996	248,653

		537,874

Pass-Through Securities — 12.5%
Federal Home Loan Mortgage Corp. Pool #A74199 5.000% 2/01/38	536,744	560,876
Pool #G03865 5.500% 12/01/37	321,031	342,412
Pool #G04553 6.500% 9/01/38	19,487	21,787
Federal National Mortgage Association Pool #931195 4.500% 5/01/24	751,810	788,549

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB1068 4.500% 5/01/25	$688,642	$722,079
Pool #891908 5.500% 6/01/21	336,677	364,847
Pool #888352 5.500% 5/01/37	799,219	858,567
Pool #929318 5.500% 3/01/38	71,456	76,471
Pool #891436 6.000% 3/01/36	1,361,177	1,485,385
Pool #888408 6.000% 3/01/37	40,263	43,295
Pool #888637 6.000% 9/01/37	209,637	228,046
Pool #940664 6.000% 9/01/37	951,713	1,035,285
Pool #944066 6.500% 7/01/37	96,627	106,943
Pool #256860 6.500% 8/01/37	12,619	13,966
Pool #995230 6.500% 1/01/39	23,434	26,229
Pool #995231 6.500% 1/01/39	681,300	762,550
Pool #888373 7.000% 3/01/37	93,380	104,308
Pool #955210 7.000% 12/01/37	28,702	32,061
Pool #256975 7.000% 10/01/47	28,150	31,444
Federal National Mortgage Association TBA Pool #6057 4.000% 12/01/39 (f)	1,300,000	1,278,875
Pool #14170 4.500% 2/01/39 (f)	2,550,000	2,595,223
Pool #27350 5.000% 6/01/36 (f)	1,234,000	1,291,072
Pool #45577 5.500% 4/01/35 (f)	82,000	87,702
Government National Mortgage Association TBA Pool #8299 4.500% 7/01/39 (f)	4,904,000	5,059,931

		17,917,903

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,964,174)		18,455,777

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds & Notes — 5.2%
U.S. Treasury Bond 4.625% 2/15/40	$2,950,000	$3,008,770
U.S. Treasury Note 2.125% 2/29/16	2,500,000	2,492,383
U.S. Treasury Note 3.125% 5/15/19	2,025,000	2,025,158

		7,526,311

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,761,673)		7,526,311

TOTAL BONDS & NOTES (Cost $45,998,820)		47,098,771

TOTAL LONG-TERM INVESTMENTS (Cost $113,594,272)		135,355,953

SHORT-TERM INVESTMENTS — 12.5%
Repurchase Agreement — 12.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (g)	17,902,012	17,902,012

TOTAL SHORT-TERM INVESTMENTS (Cost $17,902,012)		17,902,012

TOTAL INVESTMENTS — 106.8% (Cost $131,496,284) (h)		153,257,965

Other Assets/(Liabilities) — (6.8)%		(9,734,181)

NET ASSETS — 100.0%		$143,523,784

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bond
BRL	Brazilian Real
COP	Colombian Peso
FRN	Floating Rate Note
IDR	Indonesian Rupiah
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
THB	Thai Baht
TRY	New Turkish Lira
VRN	Variable Rate Note
ZAR	South African Rand
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in

The accompanying notes are an integral part of the financial statements.

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $4,340,337 or 3.02% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $106,000 or 0.07% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $334,125 or 0.23% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $17,902,017. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500%-4.000%, maturity dates ranging from 9/25/39-11/15/40, and an aggregate market value, including accrued interest, of $18,260,506.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Balanced Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	2,203,016	$26,259,945
MML Concentrated Growth Fund, Class I (a)	639,388	4,782,622
MML Equity Fund, Initial Class (a)	719,319	14,971,751
MML Equity Income Fund, Initial Class (a)	2,619,174	26,139,360
MML Foreign Fund, Initial Class (a)	759,640	7,383,698
MML Fundamental Value Fund, Class II (a)	1,372,753	16,074,941
MML Global Fund, Class I (a)	814,273	7,133,036
MML High Yield Fund, Class II (a)	921,819	9,771,286
MML Inflation-Protected and Income Fund, Initial Class (a)	1,435,787	15,664,438
MML Large Cap Growth Fund, Initial Class (a)	1,037,090	11,304,276
MML Managed Bond Fund, Initial Class (a)	5,520,573	71,176,437
MML Mid Cap Growth Fund, Initial Class (a) (b)	926,092	12,317,030
MML Mid Cap Value Fund, Initial Class (a)	1,044,429	11,426,058
MML Money Market Fund, Initial Class (a)	50,684	50,636
MML PIMCO Total Return Fund, Class II (a)	2,906,429	28,977,096
MML Short-Duration Bond Fund, Class II (a)	3,156,251	32,162,200
MML Small/Mid Cap Equity Fund, Initial Class (a)	357,061	3,545,678
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	389,623	7,616,516
MML Small Company Value Fund, Class II (a)	419,902	7,860,564
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	163,667	6,882,202
Oppenheimer Global Securities Fund, Non-Service Shares (a)	333,271	10,551,367
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,241,201	23,199,372
Oppenheimer International Growth Fund, Non-Service Shares (a)	5,411,829	10,390,712

		365,641,221

TOTAL MUTUAL FUNDS (Cost $310,751,195)		365,641,221

TOTAL LONG-TERM INVESTMENTS (Cost $310,751,195)		365,641,221

Value
TOTAL INVESTMENTS — 100.1% (Cost $310,751,195) (c)	$365,641,221

Other Assets/(Liabilities) — (0.1)%	(216,482)

NET ASSETS — 100.0%	$365,424,739

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Advertising — 0.6%
Omnicom Group, Inc.	40,900	$2,006,554

Aerospace & Defense — 1.2%
The Boeing Co.	7,700	569,261
United Technologies Corp.	42,400	3,589,160

		4,158,421

Apparel — 0.6%
Nike, Inc. Class B	28,570	2,162,749

Auto Manufacturers — 0.1%
General Motors Co. (a)	10,000	310,300

Automotive & Parts — 0.7%
Johnson Controls, Inc.	61,100	2,539,927

Banks — 1.8%
Northern Trust Corp.	17,700	898,275
PNC Financial Services Group, Inc.	1,100	69,289
State Street Corp.	13,400	602,196
U.S. Bancorp	70,400	1,860,672
Wells Fargo & Co.	89,700	2,843,490

		6,273,922

Beverages — 0.1%
The Coca-Cola Co.	3,600	238,860
InBev NV	1,000	57,042
PepsiCo, Inc.	750	48,307

		344,209

Biotechnology — 1.3%
Amgen, Inc. (a)	720	38,484
Celgene Corp. (a)	66,900	3,848,757
Vertex Pharmaceuticals, Inc. (a)	14,400	690,192

		4,577,433

Chemicals — 3.7%
Air Products & Chemicals, Inc.	21,200	1,911,816
Monsanto Co.	13,550	979,123
The Mosaic Co.	600	47,250
Potash Corp. of Saskatchewan, Inc.	37,000	2,180,410
Praxair, Inc.	75,830	7,704,328
The Sherwin-Williams Co.	4,300	361,157

		13,184,084

Coal — 1.0%
Peabody Energy Corp.	49,300	3,547,628

Commercial Services — 4.7%
Automatic Data Processing, Inc.	2,950	151,364
MasterCard, Inc. Class A	22,090	5,560,495
McKesson Corp.	68,300	5,399,115
Visa, Inc. Class A	52,580	3,870,940

	Number of Shares	Value
Western Union Co.	89,300	$1,854,761

		16,836,675

Computers — 9.6%
Accenture PLC Class A	66,250	3,641,763
Apple, Inc. (a)	73,520	25,618,044
EMC Corp. (a)	125,200	3,324,060
Hewlett-Packard Co.	900	36,873
International Business Machines Corp.	9,600	1,565,472
NetApp, Inc. (a)	1,900	91,542

		34,277,754
Cosmetics & Personal Care — 0.0%

The Procter & Gamble Co.	800	49,280

Distribution & Wholesale — 1.6%
Fastenal Co.	58,800	3,812,004
Fossil, Inc. (a)	800	74,920
W.W. Grainger, Inc.	13,900	1,913,752

		5,800,676

Diversified Financial — 8.4%
American Express Co.	76,950	3,478,140
Ameriprise Financial, Inc.	35,800	2,186,664
The Charles Schwab Corp.	37,400	674,322
CME Group, Inc.	200	60,310
Credit Suisse Group	3,284	139,554
Franklin Resources, Inc.	66,150	8,274,042
The Goldman Sachs Group, Inc.	11,650	1,846,176
IntercontinentalExchange, Inc. (a)	24,550	3,032,907
Invesco Ltd.	116,700	2,982,852
JP Morgan Chase & Co.	127,000	5,854,700
NYSE Euronext	25,600	900,352
TD Ameritrade Holding Corp.	20,300	423,661

		29,853,680

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	54,300	3,172,749

Engineering & Construction — 0.2%
McDermott International, Inc. (a)	28,100	713,459

Foods — 0.2%
Whole Foods Market, Inc.	10,500	691,950

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	22,400	1,715,840

Health Care – Products — 1.2%
Edwards Lifesciences Corp. (a)	8,300	722,100
Intuitive Surgical, Inc. (a)	350	116,711
Stryker Corp.	56,430	3,430,944

		4,269,755

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc. (a)	9,800	544,390

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 0.4%
Prudential Financial, Inc.	24,100	$1,484,078

Internet — 15.5%
Amazon.com, Inc. (a)	81,750	14,725,627
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	52,700	7,262,587
eBay, Inc. (a)	87,300	2,709,792
Facebook, Inc.	50,394	1,259,850
Google, Inc. Class A (a)	30,200	17,703,542
Liberty Media Corp. – Interactive Class A (a)	141,600	2,271,264
Netflix, Inc. (a)	300	71,199
Priceline.com, Inc. (a)	10,500	5,317,620
Tencent Holdings Ltd.	156,000	3,790,392

		55,111,873

Leisure Time — 1.1%
Carnival Corp.	107,000	4,104,520

Lodging — 3.0%
Las Vegas Sands Corp. (a)	58,200	2,457,204
Marriott International, Inc. Class A	122,687	4,365,203
Starwood Hotels & Resorts Worldwide, Inc.	50,800	2,952,496
Wynn Resorts Ltd.	6,900	878,025

		10,652,928

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	600	66,810
Joy Global, Inc.	11,100	1,096,791

		1,163,601

Machinery – Diversified — 1.5%
Cummins, Inc.	1,000	109,620
Deere & Co.	17,300	1,676,197
Eaton Corp.	12,200	676,368
Rockwell Automation, Inc.	24,900	2,356,785
Roper Industries, Inc.	7,400	639,804

		5,458,774

Manufacturing — 5.6%
3M Co.	46,700	4,366,450
Danaher Corp.	243,260	12,625,194
Honeywell International, Inc.	50,700	3,027,297
Illinois Tool Works, Inc.	2,300	123,556

		20,142,497

Media — 2.1%
Discovery Communications, Inc. Series C (a)	52,975	1,865,250
Time Warner, Inc.	14,433	515,258
The Walt Disney Co.	118,400	5,101,856

		7,482,364

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	34,200	5,033,556

	Number of Shares	Value
Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	23,800	$1,322,090

Oil & Gas — 2.9%
Cimarex Energy Co.	7,800	898,872
Concho Resources, Inc. (a)	14,200	1,523,660
EOG Resources, Inc.	32,090	3,802,986
Exxon Mobil Corp.	730	61,415
Occidental Petroleum Corp.	20,100	2,100,249
Range Resources Corp.	25,200	1,473,192
Suncor Energy, Inc.	13,500	605,340

		10,465,714

Oil & Gas Services — 5.0%
Cameron International Corp. (a)	51,300	2,929,230
FMC Technologies, Inc. (a)	23,800	2,248,624
Halliburton Co.	42,300	2,108,232
National Oilwell Varco, Inc.	3,100	245,737
Schlumberger Ltd.	110,800	10,333,208

		17,865,031

Pharmaceuticals — 3.2%
Allergan, Inc.	37,260	2,646,205
Cardinal Health, Inc.	38,100	1,567,053
Express Scripts, Inc. (a)	119,000	6,617,590
Shire PLC Sponsored ADR (United Kingdom)	6,000	522,600

		11,353,448

Real Estate — 0.6%
CB Richard Ellis Group, Inc. Class A (a)	77,600	2,071,920

Retail — 5.8%
Bed Bath & Beyond, Inc. (a)	55,200	2,664,504
CarMax, Inc. (a)	16,600	532,860
Chipotle Mexican Grill, Inc. (a)	2,600	708,162
Coach, Inc.	51,300	2,669,652
Costco Wholesale Corp.	800	58,656
Dollar Tree, Inc. (a)	3,900	216,528
Kohl’s Corp.	2,900	153,816
McDonald’s Corp.	36,850	2,803,917
O’Reilly Automotive, Inc. (a)	44,800	2,574,208
Polo Ralph Lauren Corp.	16,600	2,052,590
Starbucks Corp.	157,000	5,801,150
Tiffany & Co.	9,600	589,824

		20,825,867

Semiconductors — 1.9%
Altera Corp.	29,350	1,291,987
Broadcom Corp. Class A	80,150	3,156,307
Marvell Technology Group Ltd. (a)	2,050	31,878
Xilinx, Inc.	73,900	2,423,920

		6,904,092

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 0.6%
Autodesk, Inc. (a)	10,500	$463,155
Cerner Corp. (a)	1,500	166,800
Fiserv, Inc. (a)	7,170	449,702
Intuit, Inc. (a)	10,400	552,240
Microsoft Corp.	8,550	216,828
Salesforce.com, Inc. (a)	1,600	213,728

		2,062,453

Telecommunications — 6.5%
American Tower Corp. Class A (a)	111,770	5,791,921
Corning, Inc.	149,900	3,092,437
Juniper Networks, Inc. (a)	137,050	5,767,064
QUALCOMM, Inc.	155,100	8,504,133

		23,155,555

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	13,300	331,569

Transportation — 3.1%
Expeditors International of Washington, Inc.	41,700	2,090,838
FedEx Corp.	46,100	4,312,655
Union Pacific Corp.	46,200	4,542,846

		10,946,339

TOTAL COMMON STOCK (Cost $262,022,704)		354,969,704

TOTAL EQUITIES (Cost $262,022,704)		354,969,704

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,003	1,003

TOTAL MUTUAL FUNDS (Cost $1,003)		1,003

TOTAL LONG-TERM INVESTMENTS (Cost $262,023,707)		354,970,707

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$1,516,051	$1,516,051

TOTAL SHORT-TERM INVESTMENTS (Cost $1,516,051)		1,516,051

TOTAL INVESTMENTS — 100.0% (Cost $263,539,758) (c)		356,486,758

Other Assets/(Liabilities) — (0.0)%		(55,005)

NET ASSETS — 100.0%		$356,431,753

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,516,051. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,546,867.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Aerospace & Defense — 4.8%
Goodrich Corp.	21,100	$1,804,683
United Technologies Corp.	36,800	3,115,120

		4,919,803

Apparel — 1.6%
Nike, Inc. Class B	21,400	1,619,980

Banks — 3.0%
Wells Fargo & Co.	94,800	3,005,160

Beverages — 5.7%
Diageo PLC Sponsored ADR (United Kingdom)	36,700	2,797,274
PepsiCo, Inc.	45,700	2,943,537

		5,740,811

Biotechnology — 3.9%
Celgene Corp. (a)	57,900	3,330,987
Myriad Genetics, Inc. (a)	29,100	586,365

		3,917,352

Chemicals — 2.2%
Monsanto Co.	31,100	2,247,286

Coal — 3.6%
CONSOL Energy, Inc.	67,600	3,625,388

Commercial Services — 2.6%
Quanta Services, Inc. (a)	118,500	2,657,955

Computers — 6.7%
Apple, Inc. (a)	9,600	3,345,120
EMC Corp. (a)	129,500	3,438,225

		6,783,345

Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	48,500	2,987,600

Diversified Financial — 8.2%
American Express Co.	71,700	3,240,840
BlackRock, Inc.	15,200	3,055,352
The Charles Schwab Corp.	112,800	2,033,784

		8,329,976

Environmental Controls — 1.7%
Nalco Holding Co.	61,700	1,685,027

Health Care – Products — 5.8%
Johnson & Johnson	48,800	2,891,400
Medtronic, Inc.	77,100	3,033,885

		5,925,285

Internet — 6.7%
Amazon.com, Inc. (a)	15,350	2,764,996
eBay, Inc. (a)	94,500	2,933,280

	Number of Shares	Value
Rackspace Hosting, Inc. (a)	24,500	$1,049,825

		6,748,101

Manufacturing — 3.0%
3M Co.	33,100	3,094,850

Oil & Gas — 3.8%
Nabors Industries Ltd. (a)	125,600	3,815,728

Oil & Gas Services — 2.0%
Halliburton Co.	39,900	1,988,616

Pharmaceuticals — 2.9%
Abbott Laboratories	60,000	2,943,000

Retail — 3.5%
Lowe’s Cos., Inc.	135,200	3,573,336

Semiconductors — 2.9%
Texas Instruments, Inc.	84,900	2,934,144

Software — 14.7%
Adobe Systems, Inc. (a)	141,700	4,698,772
Autodesk, Inc. (a)	44,900	1,980,539
Microsoft Corp.	185,400	4,701,744
Nuance Communications, Inc. (a)	135,200	2,644,512
Red Hat, Inc. (a)	18,500	839,715

		14,865,282

Telecommunications — 7.4%
Cisco Systems, Inc.	259,100	4,443,565
QUALCOMM, Inc.	55,700	3,054,031

		7,497,596

TOTAL COMMON STOCK (Cost $85,209,967)		100,905,621

TOTAL EQUITIES (Cost $85,209,967)		100,905,621

TOTAL LONG-TERM INVESTMENTS (Cost $85,209,967)		100,905,621

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$302,189	302,189

TOTAL SHORT-TERM INVESTMENTS (Cost $302,189)		302,189

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.9% (Cost $85,512,156) (c)	$101,207,810

Other Assets/(Liabilities) — 0.1%	90,489

NET ASSETS — 100.0%	$101,298,299

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $302,189. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $308,624.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Conservative Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,364,025	$16,259,180
MML Concentrated Growth Fund, Class I (a)	381,370	2,852,650
MML Equity Fund, Initial Class (a)	397,288	8,269,061
MML Equity Income Fund, Initial Class (a)	1,695,379	16,919,880
MML Foreign Fund, Initial Class (a)	591,521	5,749,586
MML Fundamental Value Fund, Class II (a)	1,065,831	12,480,878
MML Global Fund, Class I (a)	667,444	5,846,814
MML High Yield Fund, Class II (a)	864,194	9,160,454
MML Inflation-Protected and Income Fund, Initial Class (a)	1,417,787	15,468,054
MML Large Cap Growth Fund, Initial Class (a)	752,260	8,199,638
MML Managed Bond Fund, Initial Class (a)	5,649,404	72,837,449
MML Mid Cap Growth Fund, Initial Class (a) (b)	466,583	6,205,558
MML Mid Cap Value Fund, Initial Class (a)	849,693	9,295,636
MML Money Market Fund, Initial Class (a)	67,158	67,095
MML PIMCO Total Return Fund, Class II (a)	3,025,902	30,168,240
MML Short-Duration Bond Fund, Class II (a)	2,876,763	29,314,212
MML Small/Mid Cap Equity Fund, Initial Class (a)	232,990	2,313,635
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	122,421	2,393,141
MML Small Company Value Fund, Class II (a)	314,789	5,892,844
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	88,807	3,734,329
Oppenheimer Global Securities Fund, Non-Service Shares (a)	176,468	5,586,971
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,062,790	22,223,461
Oppenheimer International Growth Fund, Non-Service Shares (a)	3,178,060	6,101,876

		297,340,642

TOTAL MUTUAL FUNDS (Cost $269,056,078)		297,340,642

TOTAL LONG-TERM INVESTMENTS (Cost $269,056,078)		297,340,642

Value
TOTAL INVESTMENTS —100.1% (Cost $269,056,078) (c)	$297,340,642

Other Assets/(Liabilities) — (0.1)%	(182,543)

NET ASSETS — 100.0%	$297,158,099

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Apparel — 1.4%
Steven Madden Ltd. (a)	4,591	$215,456

Auto Manufacturers — 1.2%
Wabash National Corp. (a)	16,022	185,535

Automotive & Parts — 5.7%
Exide Technologies (a)	25,377	283,715
Titan International, Inc.	13,662	363,546
Westport Innovations, Inc. (a)	10,114	222,305

		869,566

Biotechnology — 2.0%
3SBio, Inc. ADR (Cayman Islands) (a)	11,213	193,873
Affymetrix, Inc. (a)	21,327	111,113

		304,986

Chemicals — 3.7%
Intrepid Potash, Inc. (a)	6,823	237,577
Rockwood Holdings, Inc. (a)	6,466	318,256

		555,833

Commercial Services — 8.1%
Alliance Data Systems Corp. (a)	3,370	289,449
American Public Education, Inc. (a)	2,996	121,188
Cardtronics, Inc. (a)	10,270	208,995
Corinthian Colleges, Inc. (a)	12,312	54,419
Kforce, Inc. (a)	8,876	162,431
PAREXEL International Corp. (a)	15,771	392,698

		1,229,180

Computers — 1.0%
STEC, Inc. (a)	7,196	144,568

Diversified Financial — 2.9%
Encore Capital Group, Inc. (a)	5,601	132,688
Evercore Partners, Inc. Class A	4,312	147,858
Janus Capital Group, Inc.	12,162	151,660

		432,206

Electrical Components & Equipment — 3.1%
American Superconductor Corp. (a)	4,641	115,422
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	20,574	144,018
Power-One, Inc. (a)	24,055	210,481

		469,921

Electronics — 1.5%
Analogic Corp.	3,983	225,239

Energy – Alternate Sources — 1.6%
FuelCell Energy, Inc. (a)	68,556	146,710
Headwaters, Inc. (a)	15,481	91,338

		238,048

	Number of Shares	Value
Environmental Controls — 0.9%
TETRA Technologies, Inc. (a)	5,506	$135,943

Hand & Machine Tools — 1.5%
Snap-on, Inc.	3,860	231,832

Health Care – Products — 9.0%
ABIOMED, Inc. (a)	10,330	150,095
Accuray, Inc. (a)	13,032	117,679
Bruker Corp. (a)	8,413	175,411
Caliper Life Sciences, Inc. (a)	28,741	194,289
Hanger Orthopedic Group, Inc. (a)	5,462	142,176
HeartWare International, Inc. (a)	2,075	177,475
NxStage Medical, Inc. (a)	8,881	195,204
Thoratec Corp. (a)	8,424	218,434

		1,370,763

Health Care – Services — 4.9%
Air Methods Corp. (a)	2,689	180,835
Health Management Associates, Inc. Class A (a)	21,316	232,345
HEALTHSOUTH Corp. (a)	13,049	325,964

		739,144

Insurance — 1.0%
CNO Financial Group, Inc. (a)	20,273	152,250

Internet — 2.3%
Limelight Networks, Inc. (a)	31,034	222,203
Vocus, Inc. (a)	5,060	130,852

		353,055

Lodging — 0.7%
7 Days Group Holdings Ltd. ADR (Cayman Islands) (a)	5,434	110,201

Machinery – Diversified — 5.1%
Cascade Corp.	4,268	190,267
Chart Industries, Inc. (a)	3,286	180,861
Wabtec Corp.	5,897	399,994

		771,122

Manufacturing — 5.0%
Acuity Brands, Inc.	3,559	208,166
ESCO Technologies, Inc.	3,241	123,644
LSB Industries, Inc. (a)	5,774	228,881
Trinity Industries, Inc.	5,289	193,948

		754,639

Media — 2.8%
Acacia Research – Acacia Technologies (a)	8,463	289,604
DG FastChannel, Inc. (a)	4,022	129,589

		419,193

Office Furnishings — 1.5%
Interface, Inc. Class A	12,329	227,963

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 3.7%
CVR Energy, Inc. (a)	11,481	$265,900
GeoResources, Inc. (a)	7,135	223,111
GMX Resources, Inc. (a)	12,809	79,032

		568,043

Oil & Gas Services — 1.5%
Tesco Corp. (a)	10,527	231,068

Pharmaceuticals — 3.3%
Akorn, Inc. (a)	25,868	149,259
BioMarin Pharmaceutical, Inc. (a)	4,887	122,810
Mylan, Inc. (a)	10,203	231,302

		503,371

Retail — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,575	220,195

Semiconductors — 0.9%
Integrated Device Technology, Inc. (a)	18,504	136,374

Software — 9.3%
ACI Worldwide, Inc. (a)	4,575	150,060
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	3,743	120,525
Compuware Corp. (a)	17,729	204,770
Concur Technologies, Inc. (a)	2,231	123,709
Interactive Intelligence, Inc. (a)	5,735	222,002
Medidata Solutions, Inc. (a)	6,365	162,753
RealPage, Inc. (a)	5,183	143,724
Renaissance Learning, Inc.	4,753	55,848
Solera Holdings, Inc.	4,368	223,205

		1,406,596

Telecommunications — 8.8%
Acme Packet, Inc. (a)	2,488	176,549
Anixter International, Inc.	2,047	143,065
Aruba Networks, Inc. (a)	8,708	294,679
Aviat Networks, Inc. (a)	23,642	122,229
Global Crossing Ltd. (a)	9,858	137,223
Ixia (a)	13,155	208,901
Powerwave Technologies, Inc. (a)	55,820	251,748

		1,334,394

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc. (a)	5,713	162,135

TOTAL COMMON STOCK (Cost $11,434,312)		14,698,819

TOTAL EQUITIES (Cost $11,434,312)		14,698,819

TOTAL LONG-TERM INVESTMENTS (Cost $11,434,312)		14,698,819

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$525,464	$525,464

TOTAL SHORT-TERM INVESTMENTS (Cost $525,464)		525,464

TOTAL INVESTMENTS — 100.5% (Cost $11,959,776) (c)		15,224,283

Other Assets/(Liabilities) — (0.5)%		(81,571)

NET ASSETS — 100.0%		$15,142,712

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $525,464. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $537,879.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 95.7%
Aerospace & Defense — 1.4%
The Boeing Co.	71,500	$5,285,995
Lockheed Martin Corp.	40,300	3,240,120

		8,526,115

Agriculture — 0.3%
Archer-Daniels-Midland Co.	51,000	1,836,510

Auto Manufacturers — 0.3%
General Motors Co. (a)	51,500	1,598,045

Banks — 8.2%
Bank of America Corp.	666,477	8,884,138
Bank of New York Mellon Corp.	160,200	4,785,174
Capital One Financial Corp.	76,300	3,964,548
KeyCorp	261,900	2,325,672
PNC Financial Services Group, Inc.	53,900	3,395,161
Regions Financial Corp.	295,300	2,143,878
SunTrust Banks, Inc.	150,600	4,343,304
U.S. Bancorp	311,400	8,230,302
Wells Fargo & Co.	327,000	10,365,900

		48,438,077

Beverages — 0.9%
PepsiCo, Inc.	81,800	5,268,738

Biotechnology — 0.5%
Amgen, Inc. (a)	57,400	3,068,030

Building Materials — 0.8%
Masco Corp.	225,400	3,137,568
USG Corp. (a)	77,000	1,282,820

		4,420,388

Chemicals — 2.4%
E.I. du Pont de Nemours & Co.	66,000	3,628,020
International Flavors & Fragrances, Inc.	68,200	4,248,860
Monsanto Co.	89,500	6,467,270

		14,344,150

Commercial Services — 0.2%
H&R Block, Inc.	83,700	1,401,138

Computers — 2.2%
Computer Sciences Corp.	117,400	5,720,902
Dell, Inc. (a)	199,600	2,896,196
Hewlett-Packard Co.	109,400	4,482,118

		13,099,216

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	184,700	4,994,288

Distribution & Wholesale — 0.5%
Genuine Parts Co.	54,200	2,907,288

	Number of Shares	Value
Diversified Financial — 7.3%
American Express Co.	245,200	$11,083,040
JP Morgan Chase & Co.	366,400	16,891,040
Legg Mason, Inc.	156,000	5,630,040
Morgan Stanley	68,100	1,860,492
NYSE Euronext	96,900	3,407,973
SLM Corp. (a)	259,800	3,974,940

		42,847,525

Electric — 6.6%
CenterPoint Energy, Inc.	83,800	1,471,528
Constellation Energy Group, Inc.	137,400	4,277,262
Duke Energy Corp.	175,700	3,188,955
Entergy Corp.	90,000	6,048,900
Exelon Corp.	154,200	6,359,208
FirstEnergy Corp.	62,600	2,321,834
NRG Energy, Inc. (a)	42,700	919,758
Pinnacle West Capital Corp.	65,700	2,811,303
PPL Corp.	101,800	2,575,540
Progress Energy, Inc.	85,700	3,954,198
TECO Energy, Inc.	59,600	1,118,096
Xcel Energy, Inc.	158,200	3,779,398

		38,825,980

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	41,600	2,430,688

Entertainment — 0.2%
Madison Square Garden, Inc. Class A (a)	34,725	937,228

Foods — 2.8%
Campbell Soup Co.	92,900	3,075,919
ConAgra Foods, Inc.	145,100	3,446,125
The Hershey Co.	134,800	7,326,380
McCormick & Co., Inc.	51,400	2,458,462

		16,306,886

Forest Products & Paper — 2.2%
International Paper Co.	237,900	7,179,822
MeadWestvaco Corp.	110,200	3,342,366
Weyerhaeuser Co.	99,842	2,456,113

		12,978,301

Gas — 0.9%
NiSource, Inc.	282,800	5,424,104

Health Care – Products — 1.3%
Johnson & Johnson	125,300	7,424,025

Home Builders — 0.1%
D.R. Horton, Inc.	67,500	786,375

Home Furnishing — 1.0%
Whirlpool Corp.	71,000	6,060,560

Household Products — 4.0%
Avery Dennison Corp.	85,400	3,583,384

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Clorox Co.	92,300	$6,467,461
Fortune Brands, Inc.	122,400	7,575,336
Kimberly-Clark Corp.	88,900	5,802,503

		23,428,684

Insurance — 3.6%
The Allstate Corp.	161,700	5,138,826
The Chubb Corp.	40,600	2,489,186
Lincoln National Corp.	137,000	4,115,480
Marsh & McLennan Cos., Inc.	208,700	6,221,347
Sun Life Financial, Inc.	107,000	3,363,010

		21,327,849

Internet — 0.2%
Expedia, Inc.	53,500	1,212,310

Iron & Steel — 1.0%
Nucor Corp.	133,800	6,157,476

Leisure Time — 0.5%
Harley-Davidson, Inc.	75,500	3,207,995

Lodging — 0.7%
Marriott International, Inc. Class A	81,064	2,884,257
MGM Resorts International (a)	73,100	961,265

		3,845,522

Manufacturing — 8.1%
3M Co.	98,900	9,247,150
Cooper Industries PLC Class A	68,600	4,452,140
General Electric Co.	765,900	15,356,295
Honeywell International, Inc.	120,900	7,218,939
Illinois Tool Works, Inc.	134,600	7,230,712
ITT Corp.	68,200	4,095,410

		47,600,646

Media — 5.5%
Cablevision Systems Corp. Class A	125,600	4,347,016
Comcast Corp. Class A	130,600	3,228,432
The McGraw-Hill Cos., Inc.	151,200	5,957,280
The New York Times Co. Class A (a)	190,800	1,806,876
Time Warner, Inc.	230,733	8,237,168
The Walt Disney Co.	166,100	7,157,249
WPP PLC	149,100	1,838,517

		32,572,538

Mining — 0.8%
Vulcan Materials Co.	102,200	4,660,320

Oil & Gas — 11.6%
Anadarko Petroleum Corp.	85,800	7,028,736
BP PLC Sponsored ADR (United Kingdom)	94,900	4,188,886
Chevron Corp.	158,300	17,006,169
ConocoPhillips	51,700	4,128,762
Exxon Mobil Corp.	163,600	13,763,668
Murphy Oil Corp.	112,300	8,245,066

	Number of Shares	Value
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	157,000	$11,439,020
Sunoco, Inc.	65,800	2,999,822

		68,800,129

Oil & Gas Services — 1.8%
Baker Hughes, Inc.	41,200	3,025,316
Schlumberger Ltd.	83,000	7,740,580

		10,765,896

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	158,200	4,181,226
Eli Lilly & Co.	77,300	2,718,641
Merck & Co., Inc.	171,700	5,667,817
Pfizer, Inc.	322,054	6,540,917

		19,108,601

Pipelines — 0.5%
Spectra Energy Corp.	97,650	2,654,127

Retail — 2.7%
Bed Bath & Beyond, Inc. (a)	85,300	4,117,431
The Home Depot, Inc.	234,300	8,683,158
Macy’s, Inc.	94,800	2,299,848
Staples, Inc.	25,000	485,500
Tiffany & Co.	6,700	411,648

		15,997,585

Semiconductors — 1.8%
Analog Devices, Inc.	113,200	4,457,816
Applied Materials, Inc.	295,800	4,620,396
Texas Instruments, Inc.	41,300	1,427,328

		10,505,540

Software — 1.4%
Electronic Arts, Inc. (a)	103,700	2,025,261
Microsoft Corp.	238,100	6,038,216

		8,063,477

Telecommunications — 5.2%
AT&T, Inc.	352,600	10,789,560
Cisco Systems, Inc.	156,600	2,685,690
Harris Corp.	110,700	5,490,720
Qwest Communications International, Inc.	605,800	4,137,614
Verizon Communications, Inc.	135,100	5,206,754
Vodafone Group PLC	867,000	2,454,834

		30,765,172

Toys, Games & Hobbies — 0.8%
Mattel, Inc.	190,400	4,746,672

Transportation — 1.0%
United Parcel Service, Inc. Class B	83,000	6,168,560

TOTAL COMMON STOCK (Cost $475,316,724)		565,512,754

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	76,050	$3,665,610

TOTAL PREFERRED STOCK (Cost $3,826,026)		3,665,610

TOTAL EQUITIES (Cost $479,142,750)		569,178,364

MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
T. Rowe Price Reserve Investment Fund	6,809,930	6,809,930

TOTAL MUTUAL FUNDS (Cost $6,809,930)		6,809,930

TOTAL LONG-TERM INVESTMENTS (Cost $485,952,680)		575,988,294

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$15,340,293	15,340,293

TOTAL SHORT-TERM INVESTMENTS (Cost $15,340,293)		15,340,293

TOTAL INVESTMENTS — 100.1% (Cost $501,292,973) (c)		591,328,587

Other Assets/(Liabilities) — (0.1)%		(528,106)

NET ASSETS — 100.0%		$590,800,481

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $15,340,298. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000%-3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $15,649,087.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	12,930	$162,530
Omnicom Group, Inc.	7,406	363,338

		525,868

Aerospace & Defense — 2.0%
The Boeing Co.	19,299	1,426,775
General Dynamics Corp.	9,705	743,015
Goodrich Corp.	3,224	275,749
L-3 Communications Holdings, Inc.	2,895	226,707
Lockheed Martin Corp.	7,465	600,186
Northrop Grumman Corp.	7,625	478,164
Raytheon Co.	9,500	483,265
Rockwell Collins, Inc.	3,996	259,060
United Technologies Corp.	24,115	2,041,335

		6,534,256

Agriculture — 1.8%
Altria Group, Inc.	54,578	1,420,665
Archer-Daniels-Midland Co.	16,635	599,026
Lorillard, Inc.	3,848	365,599
Philip Morris International, Inc.	47,014	3,085,529
Reynolds American, Inc.	8,694	308,898

		5,779,717

Airlines — 0.1%
Southwest Airlines Co.	19,666	248,382

Apparel — 0.3%
Nike, Inc. Class B	9,990	756,243
VF Corp.	2,206	217,357

		973,600

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	98,799	1,473,093
Paccar, Inc.	9,485	496,540

		1,969,633

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	6,457	96,726
Johnson Controls, Inc.	17,811	740,403

		837,129

Banks — 4.7%
Bank of America Corp.	264,338	3,523,626
Bank of New York Mellon Corp.	32,354	966,414
BB&T Corp.	17,983	493,633
Capital One Financial Corp.	11,905	618,584
Comerica, Inc.	4,630	170,014
Fifth Third Bancorp	23,672	328,567
First Horizon National Corp.	7,091	79,490
Huntington Bancshares, Inc.	22,943	152,341

	Number of Shares	Value
KeyCorp	23,990	$213,031
M&T Bank Corp.	3,166	280,096
Marshall & Ilsley Corp.	13,714	109,575
Northern Trust Corp.	6,439	326,779
PNC Financial Services Group, Inc.	13,713	863,782
Regions Financial Corp.	33,226	241,221
State Street Corp.	13,101	588,759
SunTrust Banks, Inc.	13,464	388,302
U.S. Bancorp	50,416	1,332,495
Wells Fargo & Co.	137,623	4,362,649
Zions Bancorp	4,655	107,344

		15,146,702

Beverages — 2.4%
Brown-Forman Corp. Class B	2,752	187,962
The Coca-Cola Co.	60,008	3,981,531
Coca-Cola Enterprises, Inc.	8,559	233,661
Constellation Brands, Inc. Class A (a)	4,735	96,026
Dr. Pepper Snapple Group, Inc.	5,759	214,004
Molson Coors Brewing Co. Class B	4,213	197,547
PepsiCo, Inc.	41,510	2,673,659

		7,584,390

Biotechnology — 1.0%
Amgen, Inc. (a)	24,369	1,302,523
Biogen Idec, Inc. (a)	6,322	463,971
Celgene Corp. (a)	12,064	694,042
Genzyme Corp. (a)	6,859	522,313
Life Technologies Corp. (a)	4,704	246,584

		3,229,433

Building Materials — 0.0%
Masco Corp.	9,500	132,240

Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,591	504,196
Airgas, Inc.	1,984	131,777
CF Industries Holdings, Inc.	1,879	257,029
The Dow Chemical Co.	30,530	1,152,508
E.I. du Pont de Nemours & Co.	24,117	1,325,712
Eastman Chemical Co.	1,807	179,471
Ecolab, Inc.	5,970	304,589
FMC Corp.	1,919	162,981
International Flavors & Fragrances, Inc.	2,140	133,322
Monsanto Co.	13,982	1,010,339
PPG Industries, Inc.	4,237	403,405
Praxair, Inc.	7,904	803,046
The Sherwin-Williams Co.	2,268	190,489
Sigma-Aldrich Corp.	3,228	205,430

		6,764,294

Coal — 0.3%
CONSOL Energy, Inc.	5,980	320,707

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Massey Energy Co.	2,717	$185,734
Peabody Energy Corp.	7,014	504,728

		1,011,169

Commercial Services — 1.5%
Apollo Group, Inc. Class A (a)	3,125	130,344
Automatic Data Processing, Inc.	13,013	667,697
DeVry, Inc.	1,647	90,700
Donnelley (R.R.) & Sons Co.	5,515	104,344
Equifax, Inc.	3,285	127,622
H&R Block, Inc.	8,161	136,615
Iron Mountain, Inc.	5,305	165,675
MasterCard, Inc. Class A	2,526	635,845
McKesson Corp.	6,622	523,469
Monster Worldwide, Inc. (a)	3,417	54,330
Moody’s Corp.	5,091	172,636
Paychex, Inc.	8,281	259,692
Quanta Services, Inc. (a)	5,696	127,761
Robert Half International, Inc.	3,892	119,095
SAIC, Inc. (a)	7,807	132,095
Total System Services, Inc.	4,322	77,883
Visa, Inc. Class A	12,703	935,195
Western Union Co.	16,970	352,467

		4,813,465

Computers — 6.3%
Apple, Inc. (a)	24,084	8,392,070
Cognizant Technology Solutions Corp. Class A (a)	7,887	642,002
Computer Sciences Corp.	4,103	199,939
Dell, Inc. (a)	43,753	634,856
EMC Corp. (a)	54,149	1,437,656
Hewlett-Packard Co.	56,786	2,326,522
International Business Machines Corp.	31,897	5,201,444
Lexmark International, Inc. Class A (a)	2,084	77,191
NetApp, Inc. (a)	9,619	463,443
SanDisk Corp. (a)	6,262	288,616
Teradata Corp. (a)	4,428	224,500
Western Digital Corp. (a)	6,097	227,357

		20,115,596

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	11,008	297,656
Colgate-Palmolive Co.	12,906	1,042,289
The Estee Lauder Cos., Inc. Class A	3,006	289,658
The Procter & Gamble Co.	73,208	4,509,613

		6,139,216

Distribution & Wholesale — 0.2%
Fastenal Co.	3,747	242,918
Genuine Parts Co.	4,032	216,277
W.W. Grainger, Inc.	1,549	213,266

		672,461

	Number of Shares	Value
Diversified Financial — 5.3%
American Express Co.	27,311	$1,234,457
Ameriprise Financial, Inc.	6,434	392,989
The Charles Schwab Corp.	26,385	475,721
Citigroup, Inc. (a)	759,619	3,357,516
CME Group, Inc.	1,752	528,316
Discover Financial Services	14,001	337,704
E*TRADE Financial Corp. (a)	5,938	92,811
Federated Investors, Inc. Class B	2,443	65,350
Franklin Resources, Inc.	3,783	473,178
The Goldman Sachs Group, Inc.	13,610	2,156,777
IntercontinentalExchange, Inc. (a)	1,872	231,267
Invesco Ltd.	11,903	304,241
Janus Capital Group, Inc.	4,819	60,093
JP Morgan Chase & Co.	104,088	4,798,457
Legg Mason, Inc.	4,057	146,417
Morgan Stanley	40,389	1,103,427
The NASDAQ OMX Group, Inc. (a)	3,760	97,158
NYSE Euronext	6,674	234,725
SLM Corp. (a)	13,740	210,222
T. Rowe Price Group, Inc.	6,826	453,383

		16,754,209

Electric — 2.9%
The AES Corp. (a)	17,507	227,591
Ameren Corp.	6,380	179,087
American Electric Power Co., Inc.	12,478	438,477
CenterPoint Energy, Inc.	11,204	196,742
CMS Energy Corp.	6,515	127,955
Consolidated Edison, Inc.	7,541	382,479
Constellation Energy Group, Inc.	5,331	165,954
Dominion Resources, Inc.	15,101	675,015
DTE Energy Co.	4,504	220,516
Duke Energy Corp.	34,497	626,121
Edison International	8,407	307,612
Entergy Corp.	4,687	315,013
Exelon Corp.	17,196	709,163
FirstEnergy Corp.	10,827	401,573
Integrys Energy Group, Inc.	2,054	103,747
NextEra Energy, Inc.	11,094	611,501
Northeast Utilities	4,676	161,790
NRG Energy, Inc. (a)	6,566	141,432
Pepco Holdings, Inc.	5,920	110,408
PG&E Corp.	10,427	460,665
Pinnacle West Capital Corp.	2,888	123,577
PPL Corp.	12,452	315,036
Progress Energy, Inc.	7,593	350,341
Public Service Enterprise Group, Inc.	13,113	413,191
SCANA Corp.	2,998	118,031
The Southern Co.	22,224	846,957
TECO Energy, Inc.	5,713	107,176
Wisconsin Energy Corp.	6,216	189,588
Xcel Energy, Inc.	12,760	304,836

		9,331,574

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	19,629	$1,146,923
Molex, Inc.	3,670	92,190

		1,239,113

Electronics — 0.4%
Agilent Technologies, Inc. (a)	8,953	400,916
Amphenol Corp. Class A	4,629	251,771
FLIR Systems, Inc.	4,203	145,466
Jabil Circuit, Inc.	5,217	106,583
PerkinElmer, Inc.	3,118	81,910
Waters Corp. (a)	2,431	211,254

		1,197,900

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	1,433	230,484

Engineering & Construction — 0.2%
Fluor Corp.	4,615	339,941
Jacobs Engineering Group, Inc. (a)	3,343	171,930

		511,871

Entertainment — 0.0%
International Game Technology	7,905	128,298

Environmental Controls — 0.3%
Republic Services, Inc.	7,852	235,874
Stericycle, Inc. (a)	2,268	201,103
Waste Management, Inc.	12,405	463,203

		900,180

Foods — 1.8%
Campbell Soup Co.	4,741	156,975
ConAgra Foods, Inc.	11,224	266,570
Dean Foods Co. (a)	4,777	47,770
General Mills, Inc.	16,693	610,129
H.J. Heinz Co.	8,362	408,233
The Hershey Co.	4,104	223,052
Hormel Foods Corp.	3,646	101,505
The J.M. Smucker Co.	3,043	217,240
Kellogg Co.	6,593	355,890
Kraft Foods, Inc. Class A	45,588	1,429,640
The Kroger Co.	16,522	396,032
McCormick & Co., Inc.	3,523	168,505
Safeway, Inc.	9,435	222,100
Sara Lee Corp.	16,346	288,834
SUPERVALU, Inc.	5,471	48,856
Sysco Corp.	15,214	421,428
Tyson Foods, Inc. Class A	7,897	151,543
Whole Foods Market, Inc.	3,885	256,021

		5,770,323

Forest Products & Paper — 0.3%
International Paper Co.	11,260	339,827
MeadWestvaco Corp.	4,442	134,726
Plum Creek Timber Co., Inc.	4,307	187,828

	Number of Shares	Value
Weyerhaeuser Co.	13,820	$339,972

		1,002,353

Gas — 0.2%
Nicor, Inc.	1,183	63,527
NiSource, Inc.	7,314	140,283
Sempra Energy	6,179	330,576

		534,386

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,560	93,694
Stanley Black & Decker, Inc.	4,279	327,771

		421,465

Health Care – Products — 3.1%
Baxter International, Inc.	15,195	817,035
Becton, Dickinson & Co.	5,763	458,850
Boston Scientific Corp. (a)	40,366	290,232
C.R. Bard, Inc.	2,218	220,270
CareFusion Corp. (a)	5,896	166,267
Covidien PLC	12,891	669,558
Edwards Lifesciences Corp. (a)	3,000	261,000
Intuitive Surgical, Inc. (a)	1,010	336,795
Johnson & Johnson	71,473	4,234,775
Medtronic, Inc.	27,877	1,096,960
St. Jude Medical, Inc.	8,489	435,146
Stryker Corp.	8,737	531,210
Varian Medical Systems, Inc. (a)	3,155	213,404
Zimmer Holdings, Inc. (a)	4,916	297,565

		10,029,067

Health Care – Services — 1.4%
Aetna, Inc.	10,051	376,209
CIGNA Corp.	7,171	317,532
Coventry Health Care, Inc. (a)	3,921	125,041
DaVita, Inc. (a)	2,464	210,697
Humana, Inc. (a)	4,451	311,303
Laboratory Corporation of America Holdings (a)	2,602	239,722
Quest Diagnostics, Inc.	4,057	234,170
Tenet Healthcare Corp. (a)	12,844	95,688
Thermo Fisher Scientific, Inc. (a)	10,175	565,221
UnitedHealth Group, Inc.	28,665	1,295,658
WellPoint, Inc.	9,812	684,779

		4,456,020

Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,212	195,659

Home Builders — 0.1%
D.R. Horton, Inc.	7,409	86,315
Lennar Corp. Class A	4,228	76,611
Pulte Group, Inc. (a)	8,841	65,424

		228,350

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	1,835	$85,915
Whirlpool Corp.	2,020	172,427

		258,342

Household Products — 0.4%
Avery Dennison Corp.	2,874	120,593
The Clorox Co.	3,585	251,201
Fortune Brands, Inc.	4,051	250,716
Kimberly-Clark Corp.	10,498	685,205

		1,307,715

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,663	146,593

Insurance — 3.8%
ACE Ltd.	8,689	562,178
Aflac, Inc.	12,311	649,775
The Allstate Corp.	13,998	444,856
American International Group, Inc. (a)	3,705	130,194
Aon Corp.	8,790	465,518
Assurant, Inc.	2,545	98,008
Berkshire Hathaway, Inc. Class B (a)	45,262	3,785,261
The Chubb Corp.	7,762	475,888
Cincinnati Financial Corp.	4,356	142,877
Genworth Financial, Inc. Class A (a)	12,968	174,549
The Hartford Financial Services Group, Inc.	11,476	309,049
Lincoln National Corp.	8,082	242,783
Loews Corp.	8,204	353,510
Marsh & McLennan Cos., Inc.	14,133	421,305
MetLife, Inc.	27,512	1,230,612
Principal Financial Group, Inc.	8,468	271,908
The Progressive Corp.	17,081	360,922
Prudential Financial, Inc.	12,666	779,972
Torchmark Corp.	1,979	131,564
The Travelers Cos., Inc.	11,338	674,384
Unum Group	8,072	211,890
XL Group PLC	8,083	198,842

		12,115,845

Internet — 2.8%
Akamai Technologies, Inc. (a)	4,837	183,806
Amazon.com, Inc. (a)	9,321	1,678,992
eBay, Inc. (a)	29,880	927,475
Expedia, Inc.	5,350	121,231
F5 Networks, Inc. (a)	2,064	211,704
Google, Inc. Class A (a)	6,557	3,843,779
Netflix, Inc. (a)	1,153	273,642
Priceline.com, Inc. (a)	1,277	646,724
Symantec Corp. (a)	20,033	371,412
VeriSign, Inc.	4,582	165,914
Yahoo!, Inc. (a)	33,882	564,135

		8,988,814

	Number of Shares	Value
Iron & Steel — 0.4%
AK Steel Holding Corp.	2,887	$45,557
Allegheny Technologies, Inc.	2,619	177,359
Cliffs Natural Resources, Inc.	3,492	343,194
Nucor Corp.	8,209	377,778
United States Steel Corp.	3,815	205,781

		1,149,669

Leisure Time — 0.2%
Carnival Corp.	11,196	429,479
Harley-Davidson, Inc.	6,005	255,152

		684,631

Lodging — 0.3%
Marriott International, Inc. Class A	7,674	273,041
Starwood Hotels & Resorts Worldwide, Inc.	5,078	295,133
Wyndham Worldwide Corp.	4,639	147,567
Wynn Resorts Ltd.	2,018	256,790

		972,531

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	16,708	1,860,436
Ingersoll-Rand PLC	8,598	415,369
Joy Global, Inc.	2,758	272,518

		2,548,323

Machinery – Diversified — 0.9%
Cummins, Inc.	5,149	564,433
Deere & Co.	10,960	1,061,914
Eaton Corp.	8,966	497,075
Flowserve Corp.	1,478	190,366
Rockwell Automation, Inc.	3,650	345,473
Roper Industries, Inc.	2,525	218,312

		2,877,573

Manufacturing — 3.8%
3M Co.	18,653	1,744,055
Danaher Corp.	14,182	736,046
Dover Corp.	4,806	315,946
General Electric Co.	277,301	5,559,885
Honeywell International, Inc.	20,540	1,226,443
Illinois Tool Works, Inc.	12,948	695,567
ITT Corp.	4,712	282,956
Leggett & Platt, Inc.	3,884	95,158
Pall Corp.	3,047	175,538
Parker Hannifin Corp.	4,169	394,721
Textron, Inc.	7,270	199,125
Tyco International Ltd.	12,334	552,193

		11,977,633

Media — 3.1%
Cablevision Systems Corp. Class A	6,094	210,913
CBS Corp. Class B	17,630	441,455
Comcast Corp. Class A	72,327	1,787,923
DIRECTV Class A (a)	20,763	971,708

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Discovery Communications, Inc. Series A (a)	7,313	$291,789
Gannett Co., Inc.	6,260	95,340
The McGraw-Hill Cos., Inc.	7,899	311,221
News Corp. Class A	59,496	1,044,750
Scripps Networks Interactive Class A	2,385	119,465
Time Warner Cable, Inc.	8,988	641,204
Time Warner, Inc.	28,571	1,019,985
Viacom, Inc. Class B	15,550	723,386
The Walt Disney Co.	49,674	2,140,453
The Washington Post Co. Class B	147	64,321

		9,863,913

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,786	557,224

Mining — 0.9%
Alcoa, Inc.	27,645	487,934
Freeport-McMoRan Copper & Gold, Inc.	24,760	1,375,418
Newmont Mining Corp.	12,861	701,953
Titanium Metals Corp. (a)	2,370	44,035
Vulcan Materials Co.	3,407	155,359

		2,764,699

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	5,079	130,480
Xerox Corp.	35,916	382,505

		512,985

Oil & Gas — 10.3%
Anadarko Petroleum Corp.	12,909	1,057,505
Apache Corp.	9,962	1,304,225
Cabot Oil & Gas Corp.	2,754	145,879
Chesapeake Energy Corp.	17,311	580,265
Chevron Corp.	52,484	5,638,356
ConocoPhillips	37,422	2,988,521
Denbury Resources, Inc. (a)	10,579	258,128
Devon Energy Corp.	11,148	1,023,052
Diamond Offshore Drilling, Inc.	1,850	143,745
EOG Resources, Inc.	6,999	829,451
EQT Corp.	3,940	196,606
Exxon Mobil Corp.	129,632	10,905,940
Helmerich & Payne, Inc.	2,819	193,637
Hess Corp.	7,811	665,575
Marathon Oil Corp.	18,495	985,968
Murphy Oil Corp.	4,965	364,530
Nabors Industries Ltd. (a)	7,570	229,977
Newfield Exploration Co. (a)	3,419	259,878
Noble Corp.	6,580	300,180
Noble Energy, Inc.	4,545	439,274
Occidental Petroleum Corp.	21,297	2,225,324
Pioneer Natural Resources Co.	3,068	312,691
QEP Resources, Inc.	4,644	188,268
Range Resources Corp.	4,242	247,987

	Number of Shares	Value
Rowan Companies, Inc. (a)	3,344	$147,738
Southwestern Energy Co. (a)	9,174	394,207
Sunoco, Inc.	3,200	145,888
Tesoro Corp. (a)	3,750	100,613
Valero Energy Corp.	14,709	438,622

		32,712,030

Oil & Gas Services — 2.2%
Baker Hughes, Inc.	11,389	836,294
Cameron International Corp. (a)	6,450	368,295
FMC Technologies, Inc. (a)	3,076	290,621
Halliburton Co.	23,941	1,193,219
National Oilwell Varco, Inc.	10,939	867,135
Schlumberger Ltd.	35,586	3,318,750

		6,874,314

Packaging & Containers — 0.1%
Ball Corp.	4,484	160,751
Bemis Co., Inc.	2,908	95,412
Owens-IIlinois, Inc. (a)	4,360	131,628
Sealed Air Corp.	4,210	112,239

		500,030

Pharmaceuticals — 5.0%
Abbott Laboratories	40,554	1,989,174
Allergan, Inc.	8,003	568,373
AmerisourceBergen Corp.	7,140	282,458
Bristol-Myers Squibb Co.	44,644	1,179,941
Cardinal Health, Inc.	9,134	375,681
Cephalon, Inc. (a)	1,998	151,408
DENTSPLY International, Inc.	3,766	139,304
Eli Lilly & Co.	26,750	940,798
Express Scripts, Inc. (a)	13,734	763,748
Forest Laboratories, Inc. (a)	7,387	238,600
Gilead Sciences, Inc. (a)	20,775	881,691
Hospira, Inc. (a)	4,246	234,379
Mead Johnson Nutrition Co.	5,265	305,002
Medco Health Solutions, Inc. (a)	10,576	593,948
Merck & Co., Inc.	80,646	2,662,125
Mylan, Inc. (a)	11,336	256,987
Patterson Cos., Inc.	2,555	82,246
Pfizer, Inc.	208,838	4,241,500
Watson Pharmaceuticals, Inc. (a)	3,237	181,304

		16,068,667

Pipelines — 0.4%
El Paso Corp.	18,105	325,890
ONEOK, Inc.	2,826	189,003
Spectra Energy Corp.	16,855	458,119
The Williams Cos., Inc.	15,176	473,187

		1,446,199

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	7,709	205,830

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.4%
Apartment Investment & Management Co. Class A	3,083	$78,524
AvalonBay Communities, Inc.	2,261	271,501
Boston Properties, Inc.	3,736	354,360
Equity Residential	7,693	433,962
HCP, Inc.	10,477	397,497
Health Care REIT, Inc.	4,518	236,924
Host Hotels & Resorts, Inc.	17,738	312,366
Kimco Realty Corp.	10,754	197,228
ProLogis	15,076	240,914
Public Storage	3,619	401,383
Simon Property Group, Inc.	7,786	834,348
Ventas, Inc.	4,269	231,807
Vornado Realty Trust	4,211	368,463

		4,359,277

Retail — 5.7%
Abercrombie & Fitch Co. Class A	2,328	136,654
AutoNation, Inc. (a)	1,692	59,846
AutoZone, Inc. (a)	691	189,030
Bed Bath & Beyond, Inc. (a)	6,682	322,540
Best Buy Co., Inc.	8,467	243,172
Big Lots, Inc. (a)	2,000	86,860
CarMax, Inc. (a)	5,954	191,123
Coach, Inc.	7,695	400,448
Costco Wholesale Corp.	11,419	837,241
CVS Caremark Corp.	35,709	1,225,533
Darden Restaurants, Inc.	3,667	180,160
Family Dollar Stores, Inc.	3,344	171,614
GameStop Corp. Class A (a)	4,007	90,238
The Gap, Inc.	11,230	254,472
The Home Depot, Inc.	42,715	1,583,018
J.C. Penney Co., Inc.	6,273	225,264
Kohl’s Corp.	7,585	402,308
Limited Brands, Inc.	7,055	231,968
Lowe’s Cos., Inc.	35,927	949,551
Macy’s, Inc.	10,817	262,420
McDonald’s Corp.	27,238	2,072,539
Nordstrom, Inc.	4,473	200,748
O’Reilly Automotive, Inc. (a)	3,718	213,636
Polo Ralph Lauren Corp.	1,715	212,060
RadioShack Corp.	3,018	45,300
Ross Stores, Inc.	3,070	218,338
Sears Holdings Corp. (a)	1,160	95,874
Staples, Inc.	18,744	364,009
Starbucks Corp.	19,572	723,185
Target Corp.	18,454	922,885
Tiffany & Co.	3,351	205,886
The TJX Cos., Inc.	10,325	513,462
Urban Outfitters, Inc. (a)	3,410	101,720
Wal-Mart Stores, Inc.	51,301	2,670,217
Walgreen Co.	24,111	967,816

	Number of Shares	Value
Yum! Brands, Inc.	12,213	$627,504

		18,198,639

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	13,808	133,661
People’s United Financial, Inc.	9,693	121,938

		255,599

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	15,212	130,823
Altera Corp.	8,380	368,888
Analog Devices, Inc.	7,680	302,438
Applied Materials, Inc.	34,146	533,361
Broadcom Corp. Class A	12,401	488,351
Intel Corp.	143,451	2,893,407
KLA-Tencor Corp.	4,445	210,560
Linear Technology Corp.	5,739	193,003
LSI Corp. (a)	16,290	110,772
MEMC Electronic Materials, Inc. (a)	6,040	78,278
Microchip Technology, Inc.	5,000	190,050
Micron Technology, Inc. (a)	22,761	260,841
National Semiconductor Corp.	6,404	91,833
Novellus Systems, Inc. (a)	2,390	88,741
NVIDIA Corp. (a)	14,917	275,368
Teradyne, Inc. (a)	4,803	85,541
Texas Instruments, Inc.	30,679	1,060,266
Xilinx, Inc.	6,932	227,370

		7,589,891

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	64	2,649

Software — 3.7%
Adobe Systems, Inc. (a)	13,209	438,010
Autodesk, Inc. (a)	6,026	265,807
BMC Software, Inc. (a)	4,746	236,066
CA, Inc.	9,822	237,496
Cerner Corp. (a)	1,891	210,279
Citrix Systems, Inc. (a)	4,837	355,326
Compuware Corp. (a)	5,789	66,863
Dun & Bradstreet Corp.	1,340	107,522
Electronic Arts, Inc. (a)	8,769	171,258
Fidelity National Information Services, Inc.	7,055	230,628
Fiserv, Inc. (a)	3,809	238,900
Intuit, Inc. (a)	7,022	372,868
Microsoft Corp.	193,225	4,900,186
Novell, Inc. (a)	9,206	54,592
Oracle Corp.	101,726	3,394,597
Red Hat, Inc. (a)	5,039	228,720
Salesforce.com, Inc. (a)	3,065	409,423

		11,918,541

Telecommunications — 5.3%
American Tower Corp. Class A (a)	10,398	538,824
AT&T, Inc.	154,469	4,726,751

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CenturyLink, Inc.	8,065	$335,101
Cisco Systems, Inc.	144,502	2,478,209
Corning, Inc.	40,701	839,661
Frontier Communications Corp.	26,467	217,559
Harris Corp.	3,420	169,632
JDS Uniphase Corp. (a)	5,851	121,935
Juniper Networks, Inc. (a)	13,966	587,689
MetroPCS Communications, Inc. (a)	6,957	112,982
Motorola Mobility Holdings, Inc. (a)	7,798	190,271
Motorola Solutions, Inc. (a)	8,664	387,194
QUALCOMM, Inc.	42,954	2,355,168
Qwest Communications International, Inc.	44,683	305,185
Sprint Nextel Corp. (a)	78,942	366,291
Tellabs, Inc.	9,746	51,069
Verizon Communications, Inc.	74,018	2,852,654
Windstream Corp.	12,872	165,663

		16,801,838

Textiles — 0.0%
Cintas Corp.	3,379	102,282

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,628	169,935
Mattel, Inc.	9,160	228,359

		398,294

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	4,271	316,609
CSX Corp.	9,625	756,525
Expeditors International of Washington, Inc.	5,440	272,762
FedEx Corp.	8,211	768,139
Norfolk Southern Corp.	9,326	646,012
Ryder System, Inc.	1,371	69,373
Union Pacific Corp.	12,874	1,265,900
United Parcel Service, Inc. Class B	25,834	1,919,983

		6,015,303

TOTAL COMMON STOCK (Cost $254,509,027)		315,584,676

TOTAL EQUITIES (Cost $254,509,027)		315,584,676

TOTAL LONG-TERM INVESTMENTS (Cost $254,509,027)		315,584,676

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$4,927,463	$4,927,463

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.046% 5/05/11	55,000	54,997
U.S. Treasury Bill (c) 0.168% 5/05/11	455,000	454,927

		509,924

TOTAL SHORT-TERM INVESTMENTS (Cost $5,437,387)		5,437,387

TOTAL INVESTMENTS — 100.7% (Cost $259,946,414) (d)		321,022,063

Other Assets/(Liabilities) — (0.7)%		(2,371,505)

NET ASSETS — 100.0%		$318,650,558

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,927,464. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $5,030,274.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 95.7%
Aerospace & Defense — 1.7%
BAE Systems PLC	609,590	$3,180,894
Embraer SA Sponsored ADR (Brazil)	53,130	1,790,481
Rolls-Royce Group PLC (a)	101,011	1,003,039

		5,974,414

Auto Manufacturers — 1.9%
Bayerische Motoren Werke AG	23,221	1,938,561
Nissan Motor Co. Ltd.	199,300	1,768,254
Toyota Motor Corp. Sponsored ADR (Japan)	37,300	2,993,325

		6,700,140

Automotive & Parts — 1.2%
Cie Generale des Etablissements Michelin Class B	49,970	4,222,658

Banks — 8.6%
Banco Espirito Santo SA	472,526	1,935,995
Banco Santander SA	104,831	1,221,770
Credit Agricole SA	207,090	3,400,533
DBS Group Holdings, Ltd.	573,479	6,668,043
HSBC Holdings PLC	237,600	2,493,353
ICICI Bank Ltd. Sponsored ADR (India)	84,850	4,228,076
Intesa Sanpaolo	507,836	1,503,661
KB Financial Group, Inc. Sponsored ADR (Republic of Korea) (a)	80,670	4,208,554
Mitsubishi UFJ Financial Group, Inc.	228,100	1,053,022
Nordea Bank AB	116,605	1,279,932
UniCredit SpA	1,062,833	2,628,543

		30,621,482

Building Materials — 0.9%
CRH PLC	138,562	3,188,117

Chemicals — 2.2%
Akzo Nobel NV	71,210	4,898,942
Lonza Group AG Registered	36,480	3,056,217

		7,955,159

Commercial Services — 2.9%
Adecco SA	51,300	3,378,642
G4S PLC	750,040	3,073,176
Randstad Holding NV (a)	58,153	3,236,356
Rentokil Initial PLC (a)	428,422	618,505

		10,306,679

Computers — 1.0%
Compal Electronics, Inc.	2,144,605	2,127,997
Lite On Technology Corp.	1,038,239	1,278,678

		3,406,675

	Number of Shares	Value
Distribution & Wholesale — 1.7%
ITOCHU Corp.	403,800	$4,228,298
Wolseley PLC (a)	52,829	1,781,258

		6,009,556

Electric — 2.3%
E.ON AG	119,450	3,649,777
Iberdrola SA	382,467	3,326,586
National Grid PLC	138,282	1,320,851

		8,297,214

Electronics — 1.9%
Flextronics International Ltd. (a)	315,340	2,355,590
Koninklijke Philips Electronics NV (a)	135,910	4,341,026

		6,696,616

Energy – Alternate Sources — 0.3%
Vestas Wind Systems A/S (a)	26,952	1,169,602

Food Services — 0.9%
Compass Group PLC	354,702	3,192,502

Foods — 3.7%
Nestle SA	73,770	4,232,903
Tesco PLC	580,210	3,544,646
Unilever PLC	169,667	5,174,403

		12,951,952

Gas — 0.9%
Gaz De France	75,588	3,084,161

Health Care – Services — 0.7%
Rhoen-Klinikum AG	118,083	2,561,366

Holding Company – Diversified — 0.7%
Hutchison Whampoa Ltd.	224,291	2,650,417

Home Furnishing — 0.4%
Sony Corp.	44,235	1,402,952

Insurance — 8.3%
ACE Ltd.	59,484	3,848,615
AIA Group Ltd. (a)	1,336,400	4,120,316
Aviva PLC	518,615	3,601,778
AXA SA	185,687	3,882,277
ING Groep NV (a)	464,460	5,895,034
Muenchener Rueckversicherungs AG	25,570	4,020,930
Swiss Reinsurance Co. Ltd.	73,840	4,226,383

		29,595,333

Internet — 1.5%
Check Point Software Technologies Ltd. (a)	35,689	1,821,923
Trend Micro, Inc.	130,600	3,448,291

		5,270,214

Iron & Steel — 0.6%
POSCO ADR (Republic of Korea)	17,281	1,975,045

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.5%
Alstom SA	30,530	$1,805,829

Manufacturing — 2.8%
FUJIFILM Holdings Corp.	51,226	1,586,417
Konica Minolta Holdings, Inc.	239,500	2,006,871
Siemens AG	46,736	6,402,047

		9,995,335

Media — 4.4%
British Sky Broadcasting Group PLC	290,384	3,843,640
Pearson PLC	249,124	4,413,572
Reed Elsevier NV	277,543	3,575,510
Vivendi SA	134,470	3,838,039

		15,670,761

Oil & Gas — 10.1%
BP PLC	468,264	3,410,397
ENI SpA	118,312	2,904,260
Petroleo Brasileiro SA Sponsored ADR (Brazil)	122,780	4,363,601
Royal Dutch Shell PLC Class B	188,304	6,833,579
Sasol Ltd. Sponsored ADR (South Africa)	64,700	3,749,365
StatoilHydro ASA	204,250	5,668,540
Talisman Energy, Inc.	147,000	3,634,440
Total SA	84,772	5,160,630

		35,724,812

Oil & Gas Services — 1.0%
SBM Offshore NV	116,456	3,388,170

Packaging & Containers — 0.5%
Rexam PLC	308,610	1,797,813

Pharmaceuticals — 7.3%
Bayer AG	24,730	1,914,985
Celesio AG	71,790	1,765,085
GlaxoSmithKline PLC	226,254	4,317,367
Merck KGaA	35,150	3,171,677
Novartis AG	73,150	3,965,987
Roche Holding AG	30,180	4,310,955
Sanofi-Aventis	90,688	6,369,179

		25,815,235

Real Estate — 1.0%
Cheung Kong Holdings	221,215	3,603,055

Retail — 1.9%
Kingfisher PLC	1,084,774	4,276,533
Marks & Spencer Group PLC	434,140	2,344,296

		6,620,829

Semiconductors — 5.5%
Infineon Technologies AG	509,387	5,221,641
Samsung Electronics Co. Ltd.	10,502	8,909,682

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	2,213,275	$5,306,672

		19,437,995

Software — 2.2%
SAP AG Sponsored ADR (Germany)	95,360	5,851,289
The Sage Group PLC	442,850	1,978,008

		7,829,297

Telecommunications — 12.4%
China Telecom Corp. Ltd. Class H	8,147,643	4,982,102
France Telecom SA	198,787	4,459,190
Mobile TeleSystems Sponsored ADR (Russia)	114,225	2,424,997
Singapore Telecommunications Ltd.	1,849,000	4,432,245
Singapore Telecommunications Ltd.	239,000	572,906
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	309,690	3,982,613
Telefonica SA Sponsored ADR (Spain)	282,075	7,113,932
Telekom Austria AG	163,910	2,399,643
Telenor ASA	399,566	6,575,589
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	6,912,161

		43,855,378

Toys, Games & Hobbies — 0.9%
Nintendo Co. Ltd.	12,000	3,241,645

Transportation — 0.9%
Deutsche Post AG	172,271	3,109,217

TOTAL COMMON STOCK (Cost $336,066,546)		339,127,625

PREFERRED STOCK — 1.6%
Mining — 1.6%
Vale SA Sponsored ADR (Brazil) 2.520%	191,752	5,660,519

TOTAL PREFERRED STOCK (Cost $2,736,273)		5,660,519

TOTAL EQUITIES (Cost $338,802,819)		344,788,144

TOTAL LONG-TERM INVESTMENTS (Cost $338,802,819)		344,788,144

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$8,295,712	$8,295,712

TOTAL SHORT-TERM INVESTMENTS (Cost $8,295,712)		8,295,712

TOTAL INVESTMENTS — 99.7% (Cost $347,098,531) (c)		353,083,856

Other Assets/(Liabilities) — 0.3%		1,228,477

NET ASSETS — 100.0%		$354,312,333

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,295,714. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $8,462,465.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Aerospace & Defense — 1.5%
The Boeing Co.	19,540	$1,444,592
Lockheed Martin Corp.	8,500	683,400

		2,127,992

Agriculture — 1.2%
Philip Morris International, Inc.	25,620	1,681,441

Auto Manufacturers — 1.3%
General Motors Co. (a)	16,900	524,407
Paccar, Inc.	26,520	1,388,322

		1,912,729

Banks — 9.0%
Bank of America Corp.	166,040	2,213,313
Bank of New York Mellon Corp.	46,030	1,374,916
PNC Financial Services Group, Inc.	45,100	2,840,849
U.S. Bancorp	54,800	1,448,364
Wells Fargo & Co.	152,170	4,823,789

		12,701,231

Beverages — 2.1%
Molson Coors Brewing Co. Class B	32,520	1,524,863
PepsiCo, Inc.	23,220	1,495,600

		3,020,463

Biotechnology — 0.9%
Amgen, Inc. (a)	25,030	1,337,854

Chemicals — 4.1%
CF Industries Holdings, Inc.	7,800	1,066,962
The Dow Chemical Co.	46,490	1,754,997
E.I. du Pont de Nemours & Co.	26,100	1,434,717
The Mosaic Co.	19,160	1,508,850

		5,765,526

Computers — 0.9%
Hewlett-Packard Co.	29,520	1,209,434

Diversified Financial — 6.8%
BlackRock, Inc.	7,700	1,547,777
Credit Suisse Group Sponsored ADR (Switzerland)	31,750	1,351,915
The Goldman Sachs Group, Inc.	13,480	2,136,176
JP Morgan Chase & Co.	100,680	4,641,348

		9,677,216

Electric — 2.8%
Edison International	28,670	1,049,035
Entergy Corp.	17,420	1,170,798
NextEra Energy, Inc.	9,190	506,553
Northeast Utilities	34,960	1,209,616

		3,936,002

	Number of Shares	Value
Environmental Controls — 0.9%
Waste Management, Inc.	33,340	$1,244,916

Foods — 2.7%
General Mills, Inc.	28,040	1,024,862
Kraft Foods, Inc. Class A	48,110	1,508,730
Sysco Corp.	47,040	1,303,008

		3,836,600

Hand & Machine Tools — 1.9%
Stanley Black & Decker, Inc.	34,280	2,625,848

Health Care – Products — 3.7%
Baxter International, Inc.	26,840	1,443,187
Covidien PLC	32,860	1,706,748
Johnson & Johnson	21,380	1,266,765
Zimmer Holdings, Inc. (a)	13,650	826,235

		5,242,935

Health Care – Services — 2.5%
HCA Holdings, Inc. (a)	48,085	1,628,639
UnitedHealth Group, Inc.	41,060	1,855,912

		3,484,551

Insurance — 6.3%
ACE Ltd.	42,840	2,771,748
The Chubb Corp.	27,120	1,662,727
Marsh & McLennan Cos., Inc.	69,470	2,070,901
Principal Financial Group, Inc.	37,740	1,211,831
Unum Group	48,740	1,279,425

		8,996,632

Iron & Steel — 1.7%
Nucor Corp.	13,700	630,474
Steel Dynamics, Inc.	92,550	1,737,163

		2,367,637

Machinery – Construction & Mining — 1.7%
Ingersoll-Rand PLC	51,070	2,467,192

Manufacturing — 7.0%
3M Co.	14,650	1,369,775
General Electric Co.	173,280	3,474,264
Illinois Tool Works, Inc.	27,160	1,459,035
Textron, Inc.	55,610	1,523,158
Tyco International Ltd.	46,070	2,062,554

		9,888,786

Media — 2.7%
CBS Corp. Class B	59,470	1,489,129
Comcast Corp. Class A	96,710	2,390,671

		3,879,800

Oil & Gas — 12.8%
Apache Corp.	13,710	1,794,913
Chevron Corp.	43,230	4,644,199
ConocoPhillips	18,680	1,491,785

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value – Portfolio of Investments (Continued)

	Number of Shares	Value
EOG Resources, Inc.	8,610	$1,020,371
Exxon Mobil Corp.	23,560	1,982,103
Marathon Oil Corp.	36,060	1,922,358
Occidental Petroleum Corp.	29,210	3,052,153
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	15,300	1,120,572
Southwestern Energy Co. (a)	25,010	1,074,680

		18,103,134

Oil & Gas Services — 1.3%
Baker Hughes, Inc.	25,820	1,895,963

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	23,500	692,545

Pharmaceuticals — 5.5%
Abbott Laboratories	21,800	1,069,290
Merck & Co., Inc.	40,840	1,348,128
Pfizer, Inc.	180,950	3,675,094
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	34,480	1,729,862

		7,822,374

Retail — 4.9%
CVS Caremark Corp.	42,180	1,447,618
The Home Depot, Inc.	41,690	1,545,031
Kohl’s Corp.	33,330	1,767,823
Nordstrom, Inc.	13,800	619,344
Staples, Inc.	49,960	970,223
Target Corp.	12,980	649,130

		6,999,169

Semiconductors — 4.2%
Analog Devices, Inc.	37,500	1,476,750
Intel Corp.	87,520	1,765,278
Maxim Integrated Products, Inc.	38,630	988,928
Xilinx, Inc.	53,000	1,738,400

		5,969,356

Software — 1.2%
Microsoft Corp.	68,800	1,744,768

Telecommunications — 4.2%
AT&T, Inc.	135,300	4,140,180
Cisco Systems, Inc.	69,780	1,196,727
Nokia Corp. Sponsored ADR (Finland)	72,600	617,826

		5,954,733

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	51,930	1,294,615

TOTAL COMMON STOCK (Cost $120,066,352)		137,881,442

		Value
TOTAL EQUITIES (Cost $120,066,352)		$137,881,442

TOTAL LONG-TERM INVESTMENTS (Cost $120,066,352)		137,881,442

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/31/11, 0.010%, due 4/01/11 (b)	$3,473,301	3,473,301

TOTAL SHORT-TERM INVESTMENTS (Cost $3,473,301)		3,473,301

TOTAL INVESTMENTS — 99.7% (Cost $123,539,653) (c)		141,354,743

Other Assets/(Liabilities) — 0.3%		442,022

NET ASSETS — 100.0%		$141,796,765

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,473,302. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $3,546,295.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Advertising — 1.4%
Omnicom Group, Inc.	30,600	$1,501,236

Aerospace & Defense — 1.0%
United Technologies Corp.	12,740	1,078,441

Apparel — 1.6%
Burberry Group PLC	26,721	503,312
Nike, Inc. Class B	15,980	1,209,686

		1,712,998

Banks — 8.6%
Banco Santander SA ADS (Brazil)	55,800	684,108
Bank of New York Mellon Corp.	65,850	1,966,940
Erste Group Bank AG	21,961	1,108,359
ICICI Bank Ltd. Sponsored ADR (India)	8,780	437,507
Julius Baer Group Ltd.	26,523	1,151,305
Komercni Banka AS	1,616	407,831
Standard Chartered PLC	48,973	1,270,314
State Street Corp.	44,760	2,011,514

		9,037,878

Beverages — 6.8%
Diageo PLC	105,185	2,001,921
Dr. Pepper Snapple Group, Inc.	18,920	703,067
Heineken NV	50,867	2,779,427
PepsiCo, Inc.	9,400	605,454
Pernod-Ricard SA	11,459	1,071,577

		7,161,446

Chemicals — 9.7%
Air Liquide	7,829	1,041,724
Akzo Nobel NV	26,215	1,803,479
Givaudan SA Registered (a)	688	692,715
Linde AG	20,118	3,177,563
Monsanto Co.	7,590	548,453
Praxair, Inc.	9,770	992,632
The Sherwin-Williams Co.	10,350	869,296
Shin-Etsu Chemical Co. Ltd.	20,800	1,033,999

		10,159,861

Commercial Services — 0.9%
Visa, Inc. Class A	12,350	909,207

Computers — 1.8%
Accenture PLC Class A	33,800	1,857,986

Cosmetics & Personal Care — 3.1%
Beiersdorf AG	8,364	510,563
Colgate-Palmolive Co.	17,150	1,385,034
Kao Corp.	14,500	361,716
The Procter & Gamble Co.	16,120	992,992

		3,250,305

	Number of Shares	Value
Diversified Financial — 4.3%
Aeon Credit Service Co. Ltd.	20,600	$283,566
American Express Co.	20,240	914,848
Deutsche Boerse AG	11,710	888,547
The Goldman Sachs Group, Inc.	7,690	1,218,634
UBS AG (a)	64,643	1,160,329

		4,465,924

Electric — 0.3%
Red Electrica Corp. SA	5,384	305,817

Electrical Components & Equipment — 3.1%
Legrand SA	30,736	1,278,207
Schneider Electric SA	11,738	2,006,308

		3,284,515

Electronics — 2.1%
Hoya Corp.	40,600	926,410
Waters Corp. (a)	15,170	1,318,273

		2,244,683

Entertainment — 0.8%
Ladbrokes PLC	136,334	290,005
William Hill PLC	178,271	516,511

		806,516

Food Services — 0.6%
Compass Group PLC	68,630	617,706

Foods — 6.8%
Danone SA	24,108	1,574,723
General Mills, Inc.	9,540	348,687
The J.M. Smucker Co.	17,240	1,230,764
Nestle SA	57,185	3,281,260
Tesco PLC	111,934	683,832

		7,119,266

Forest Products & Paper — 1.2%
Svenska Cellulosa AB Class B	78,827	1,268,223

Health Care – Products — 5.8%
Johnson & Johnson	15,000	888,750
Medtronic, Inc.	43,070	1,694,804
Sonova Holding AG	5,152	459,151
St. Jude Medical, Inc.	33,210	1,702,345
Synthes, Inc.	6,320	855,263
Zimmer Holdings, Inc. (a)	7,390	447,317

		6,047,630

Health Care – Services — 1.2%
Thermo Fisher Scientific, Inc. (a)	23,000	1,277,650

Holding Company – Diversified — 1.7%
LVMH Moet Hennessy Louis Vuitton SA	11,039	1,747,111

Household Products — 2.3%
Reckitt Benckiser Group PLC	47,672	2,448,450

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.5%
AXA SA	38,098	$796,539
Swiss Reinsurance Co. Ltd.	12,990	743,509

		1,540,048

Leisure Time — 0.4%
Harley-Davidson, Inc.	9,960	423,200

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	4,100	388,065

Manufacturing — 4.0%
3M Co.	21,870	2,044,845
Honeywell International, Inc.	29,020	1,732,784
Smiths Group PLC	20,926	435,909

		4,213,538

Media — 3.5%
The Walt Disney Co.	54,800	2,361,332
WPP PLC	103,699	1,278,688

		3,640,020

Office Equipment/Supplies — 0.9%
Canon, Inc.	21,700	944,386

Oil & Gas — 1.8%
Chevron Corp.	3,750	402,863
Inpex Corp.	139	1,045,649
Royal Dutch Shell PLC Class A	12,536	455,609

		1,904,121

Oil & Gas Services — 1.6%
National Oilwell Varco, Inc.	12,520	992,460
Schlumberger Ltd.	7,660	714,372

		1,706,832

Pharmaceuticals — 4.4%
Bayer AG	21,882	1,694,448
DENTSPLY International, Inc.	24,590	909,584
Merck KGaA	11,938	1,077,197
Roche Holding AG	6,689	955,467

		4,636,696

Retail — 5.4%
Abercrombie & Fitch Co. Class A	7,150	419,705
Cie Financiere Richemont SA	21,083	1,217,433
Hennes & Mauritz AB Class B	16,170	537,495
Lawson, Inc.	4,900	236,223
Sally Beauty Holdings, Inc. (a)	21,660	303,457
Target Corp.	22,940	1,147,229
Walgreen Co.	43,730	1,755,322

		5,616,864

Semiconductors — 1.7%
Intel Corp.	27,730	559,314
Samsung Electronics Co. Ltd.	1,413	1,198,760

		1,758,074

	Number of Shares	Value
Software — 2.9%
Autodesk, Inc. (a)	11,820	$521,380
Dassault Systemes SA	5,582	429,445
Oracle Corp.	63,070	2,104,646

		3,055,471

Telecommunications — 1.8%
Cisco Systems, Inc.	91,370	1,566,996
Singapore Telecommunications Ltd.	145,000	347,580

		1,914,576

Transportation — 4.0%
Canadian National Railway Co.	24,510	1,844,868
Kuehne & Nagel International AG	1,920	268,610
TNT NV	27,278	700,752
United Parcel Service, Inc. Class B	17,820	1,324,382

		4,138,612

TOTAL COMMON STOCK (Cost $79,144,550)		104,183,352

TOTAL EQUITIES (Cost $79,144,550)		104,183,352

TOTAL LONG-TERM INVESTMENTS (Cost $79,144,550)		104,183,352

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$387,558	387,558

TOTAL SHORT-TERM INVESTMENTS (Cost $387,558)		387,558

TOTAL INVESTMENTS — 99.8% (Cost $79,532,108) (c)		104,570,910

Other Assets/(Liabilities) — 0.2%		232,808

NET ASSETS — 100.0%		$104,803,718

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $387,558. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $396,918.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Allocation Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	11,925,731	$142,154,716
MML Concentrated Growth Fund, Class I (a)	4,487,638	33,567,529
MML Equity Fund, Initial Class (a)	4,148,353	86,342,859
MML Equity Income Fund, Initial Class (a)	13,676,657	136,493,039
MML Foreign Fund, Initial Class (a)	4,194,494	40,770,478
MML Fundamental Value Fund, Class II (a)	5,464,182	63,985,566
MML Global Fund, Class I (a)	4,543,159	39,798,073
MML High Yield Fund, Class II (a)	2,286,342	24,235,231
MML Inflation-Protected and Income Fund, Initial Class (a)	2,944,312	32,122,446
MML Large Cap Growth Fund, Initial Class (a)	5,956,190	64,922,469
MML Managed Bond Fund, Initial Class (a)	9,208,979	118,730,847
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,363,399	71,333,200
MML Mid Cap Value Fund, Initial Class (a)	6,493,175	71,035,339
MML Money Market Fund, Initial Class (a)	158,873	158,722
MML PIMCO Total Return Fund, Class II (a)	5,455,866	54,394,987
MML Short-Duration Bond Fund, Class II (a)	7,111,530	72,466,490
MML Small/Mid Cap Equity Fund, Initial Class (a)	1,368,577	13,590,208
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,111,840	41,283,133
MML Small Company Value Fund, Class II (a)	3,154,028	59,043,397
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	941,103	39,573,362
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,256,421	39,778,293
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	6,905,404	37,772,560
Oppenheimer International Growth Fund, Non-Service Shares (a)	41,311,250	79,317,600

		1,362,870,544

TOTAL MUTUAL FUNDS (Cost $1,063,984,419)		1,362,870,544

TOTAL LONG-TERM INVESTMENTS (Cost $1,063,984,419)		1,362,870,544

Value
TOTAL INVESTMENTS — 100.1% (Cost $1,063,984,419) (c)	$1,362,870,544

Other Assets/(Liabilities) — (0.1)%	(738,776)

NET ASSETS — 100.0%	$1,362,131,768

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Aerospace & Defense — 2.1%
United Technologies Corp.	38,982	$3,299,825

Agriculture — 1.8%
Philip Morris International, Inc.	41,233	2,706,122

Apparel — 1.0%
Nike, Inc. Class B	20,453	1,548,292

Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	14,887	1,242,813

Banks — 7.2%
Bank of America Corp.	220,323	2,936,905
Bank of New York Mellon Corp.	70,856	2,116,469
State Street Corp.	27,342	1,228,749
SunTrust Banks, Inc.	35,508	1,024,051
Wells Fargo & Co.	95,510	3,027,667
Zions Bancorp	33,280	767,437

		11,101,278

Beverages — 3.3%
Diageo PLC	68,124	1,296,562
Heineken NV	36,460	1,992,213
PepsiCo, Inc.	27,884	1,796,008

		5,084,783

Building Materials — 0.7%
Owens Corning, Inc. (a)	28,900	1,040,111

Chemicals — 4.5%
Linde AG	14,662	2,315,808
Monsanto Co.	16,430	1,187,232
Praxair, Inc.	18,477	1,877,263
The Sherwin-Williams Co.	18,917	1,588,839

		6,969,142

Commercial Services — 1.9%
MasterCard, Inc. Class A	5,872	1,478,100
Visa, Inc. Class A	20,710	1,524,670

		3,002,770

Computers — 7.3%
Accenture PLC Class A	40,950	2,251,022
Apple, Inc. (a)	12,557	4,375,487
EMC Corp. (a)	126,819	3,367,044
International Business Machines Corp.	8,042	1,311,409

		11,304,962

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.	18,984	1,533,148
The Procter & Gamble Co.	48,938	3,014,581

		4,547,729

	Number of Shares	Value
Diversified Financial — 8.4%
American Express Co.	36,698	$1,658,750
BlackRock, Inc.	6,787	1,364,255
The Charles Schwab Corp.	63,033	1,136,485
Franklin Resources, Inc.	15,273	1,910,347
The Goldman Sachs Group, Inc.	15,709	2,489,405
JP Morgan Chase & Co.	93,642	4,316,896

		12,876,138

Electric — 2.1%
Alliant Energy Corp.	25,520	993,494
American Electric Power Co., Inc.	27,803	976,997
Wisconsin Energy Corp.	41,390	1,262,395

		3,232,886

Engineering & Construction — 1.1%
Fluor Corp.	23,820	1,754,581

Entertainment — 0.6%
International Game Technology	32,727	531,159
Ladbrokes PLC	152,529	324,455

		855,614

Foods — 1.2%
General Mills, Inc.	30,898	1,129,322
Nestle SA	13,694	785,758

		1,915,080

Health Care – Products — 6.3%
Baxter International, Inc.	18,467	992,971
Becton, Dickinson & Co.	21,774	1,733,646
Johnson & Johnson	44,298	2,624,656
Medtronic, Inc.	50,478	1,986,309
St. Jude Medical, Inc.	47,758	2,448,075

		9,785,657

Health Care – Services — 0.8%
Thermo Fisher Scientific, Inc. (a)	21,180	1,176,549

Holding Company – Diversified — 0.5%
LVMH Moet Hennessy Louis Vuitton SA	5,222	826,471

Household Products — 1.3%
Reckitt Benckiser Group PLC	39,382	2,022,673

Insurance — 2.1%
Aon Corp.	28,543	1,511,638
MetLife, Inc.	24,870	1,112,435
The Travelers Cos., Inc.	10,186	605,863

		3,229,936

Internet — 3.2%
Check Point Software Technologies Ltd. (a)	24,140	1,232,347
Google, Inc. Class A (a)	4,595	2,693,635
VeriSign, Inc.	26,192	948,412

		4,874,394

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 3.9%
3M Co.	24,643	$2,304,120
Danaher Corp.	71,082	3,689,156

		5,993,276

Media — 3.1%
Viacom, Inc. Class B	21,810	1,014,601
The Walt Disney Co.	86,777	3,739,221

		4,753,822

Oil & Gas — 8.8%
Apache Corp.	12,520	1,639,118
Chevron Corp.	28,471	3,058,640
EOG Resources, Inc.	13,550	1,605,810
Exxon Mobil Corp.	24,139	2,030,814
Hess Corp.	23,952	2,040,950
Occidental Petroleum Corp.	19,381	2,025,121
QEP Resources, Inc.	28,231	1,144,485

		13,544,938

Oil & Gas Services — 4.1%
Cameron International Corp. (a)	13,250	756,575
Halliburton Co.	39,569	1,972,119
National Oilwell Varco, Inc.	22,116	1,753,135
Schlumberger Ltd.	20,317	1,894,764

		6,376,593

Pharmaceuticals — 3.6%
Abbott Laboratories	55,825	2,738,216
Gilead Sciences, Inc. (a)	36,354	1,542,864
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	25,778	1,293,282

		5,574,362

Pipelines — 0.3%
Kinder Morgan, Inc. (a)	16,390	485,800

Retail — 4.6%
Hennes & Mauritz AB Class B	23,970	796,769
Kohl’s Corp.	31,923	1,693,196
Nordstrom, Inc.	16,401	736,077
Staples, Inc.	68,053	1,321,589
Target Corp.	49,498	2,475,395

		7,023,026

Semiconductors — 2.0%
ASML Holding NV (a)	12,910	574,495
Microchip Technology, Inc.	50,239	1,909,584
Samsung Electronics Co. Ltd. (b)	1,402	596,468

		3,080,547

Software — 2.9%
Oracle Corp.	132,010	4,405,174

Telecommunications — 3.7%
American Tower Corp. Class A (a)	28,262	1,464,537
AT&T, Inc.	49,334	1,509,620

	Number of Shares	Value
Cisco Systems, Inc.	162,545	$2,787,647

		5,761,804

Transportation — 1.4%
Canadian National Railway Co.	21,799	1,640,811
Expeditors International of Washington, Inc.	11,243	563,724

		2,204,535

TOTAL COMMON STOCK (Cost $126,244,250)		153,601,683

TOTAL EQUITIES (Cost $126,244,250)		153,601,683

TOTAL LONG-TERM INVESTMENTS (Cost $126,244,250)		153,601,683

TOTAL INVESTMENTS — 99.6% (Cost $126,244,250) (c)		153,601,683

Other Assets/(Liabilities) — 0.4%		572,539

NET ASSETS — 100.0%		$154,174,222

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $596,468 or 0.39% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Aerospace & Defense — 5.6%
General Dynamics Corp.	12,000	$918,720
Northrop Grumman Corp.	12,900	808,959
Raytheon Co.	23,500	1,195,445
Rockwell Collins, Inc.	3,200	207,456
United Technologies Corp.	17,300	1,464,445

		4,595,025

Agriculture — 3.0%
Altria Group, Inc.	16,500	429,495
Lorillard, Inc.	6,300	598,563
Philip Morris International, Inc.	21,900	1,437,297

		2,465,355

Apparel — 1.0%
VF Corp.	8,500	837,505

Automotive & Parts — 0.5%
Johnson Controls, Inc.	9,700	403,229

Banks — 8.3%
Bank of America Corp.	60,800	810,464
Bank of New York Mellon Corp.	7,600	227,012
Bank of Nova Scotia	16,500	1,012,465
National Bank of Canada	13,700	1,113,381
Royal Bank of Canada	5,700	352,701
The Toronto-Dominion Bank	6,800	601,795
U.S. Bancorp	32,400	856,332
Wells Fargo & Co.	59,400	1,882,980

		6,857,130

Beverages — 2.1%
The Coca-Cola Co.	15,700	1,041,695
Diageo PLC	37,900	721,327

		1,763,022

Chemicals — 3.5%
The Dow Chemical Co.	6,600	249,150
E.I. du Pont de Nemours & Co.	27,400	1,506,178
Olin Corp.	18,700	428,604
Praxair, Inc.	6,500	660,400

		2,844,332

Coal — 0.6%
CONSOL Energy, Inc.	4,300	230,609
Peabody Energy Corp.	3,700	266,252

		496,861

Commercial Services — 0.1%
Automatic Data Processing, Inc.	2,400	123,144

Computers — 2.6%
Hewlett-Packard Co.	16,000	655,520

	Number of Shares	Value
International Business Machines Corp.	8,900	$1,451,323

		2,106,843

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	11,700	316,368
The Procter & Gamble Co.	17,000	1,047,200

		1,363,568

Diversified Financial — 3.6%
American Express Co.	12,300	555,960
JP Morgan Chase & Co.	52,200	2,406,420

		2,962,380

Electric — 5.4%
American Electric Power Co., Inc.	11,100	390,054
Consolidated Edison, Inc.	4,300	218,096
Dominion Resources, Inc.	15,000	670,500
Duke Energy Corp.	16,300	295,845
Exelon Corp.	5,200	214,448
FirstEnergy Corp.	3,800	140,942
ITC Holdings Corp.	2,500	174,750
NextEra Energy, Inc.	9,000	496,080
Northeast Utilities	8,300	287,180
PPL Corp.	9,600	242,880
Public Service Enterprise Group, Inc.	17,000	535,670
The Southern Co.	13,400	510,674
Wisconsin Energy Corp.	7,600	231,800

		4,408,919

Foods — 3.4%
General Mills, Inc.	19,100	698,105
H.J. Heinz Co.	10,800	527,256
Kraft Foods, Inc. Class A	18,500	580,160
Unilever NV NY Shares	32,900	1,031,744

		2,837,265

Forest Products & Paper — 1.3%
MeadWestvaco Corp.	19,300	585,369
Temple-Inland, Inc.	11,300	264,420
Weyerhaeuser Co.	8,400	206,640

		1,056,429

Gas — 0.4%
Sempra Energy	5,700	304,950

Health Care – Products — 0.8%
Johnson & Johnson	11,100	657,675

Household Products — 0.8%
Kimberly-Clark Corp.	9,700	633,119

Insurance — 3.4%
The Chubb Corp.	13,900	852,209
Prudential Financial, Inc.	11,200	689,696
The Travelers Cos., Inc.	21,300	1,266,924

		2,808,829

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 2.5%
Caterpillar, Inc.	18,700	$2,082,245

Machinery – Diversified — 3.0%
Deere & Co.	21,300	2,063,757
Rockwell Automation, Inc.	3,900	369,135

		2,432,892

Manufacturing — 3.6%
3M Co.	9,500	888,250
General Electric Co.	76,800	1,539,840
Honeywell International, Inc.	9,100	543,361

		2,971,451

Media — 0.7%
Comcast Corp. Special Class A	26,400	613,008

Mining — 5.0%
Barrick Gold Corp.	10,000	519,752
BHP Billiton Ltd.	47,100	2,257,389
Cameco Corp.	7,500	225,580
Rio Tinto Ltd.	8,400	735,063
Southern Copper Corp.	9,600	386,592

		4,124,376

Oil & Gas — 12.2%
Chevron Corp.	25,500	2,739,465
ConocoPhillips	12,000	958,320
EQT Corp.	11,800	588,820
Exxon Mobil Corp.	23,500	1,977,055
Marathon Oil Corp.	18,200	970,242
Murphy Oil Corp.	2,100	154,182
Occidental Petroleum Corp.	9,600	1,003,104
Total SA Sponsored ADR (France)	26,500	1,615,705

		10,006,893

Oil & Gas Services — 0.8%
Schlumberger Ltd.	6,900	643,494

Packaging & Containers — 0.3%
Packaging Corporation of America	7,600	219,564

Pharmaceuticals — 5.2%
Abbott Laboratories	12,800	627,840
Bristol-Myers Squibb Co.	43,300	1,144,419
Mead Johnson Nutrition Co.	11,200	648,816
Merck & Co., Inc.	24,500	808,745
Pfizer, Inc.	50,800	1,031,748

		4,261,568

Pipelines — 1.6%
Enbridge, Inc.	14,400	882,566
Spectra Energy Corp.	15,700	426,726

		1,309,292

Retail — 4.1%
The Home Depot, Inc.	21,100	781,966
Limited Brands, Inc.	18,600	611,568
McDonald’s Corp.	16,500	1,255,485

	Number of Shares	Value
Wal-Mart Stores, Inc.	13,300	$692,265

		3,341,284

Semiconductors — 0.8%
Intel Corp.	31,200	629,304

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. (a)	2,150	89,225

Software — 0.7%
Microsoft Corp.	21,300	540,168

Telecommunications — 6.4%
AT&T, Inc.	46,900	1,435,140
BCE, Inc.	7,500	272,550
CenturyLink, Inc.	8,600	357,330
Frontier Communications Corp.	5,300	43,566
Qwest Communications International, Inc.	150,100	1,025,183
Verizon Communications, Inc.	35,300	1,360,462
Vodafone Group PLC Sponsored ADR (United Kingdom)	15,200	437,000
Windstream Corp.	23,900	307,593

		5,238,824

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	15,600	388,908

Transportation — 2.6%
Canadian National Railway Co.	13,200	993,564
Union Pacific Corp.	5,000	491,650
United Parcel Service, Inc. Class B	8,500	631,720

		2,116,934

Water — 0.6%
American Water Works Co., Inc.	18,300	513,315

TOTAL COMMON STOCK (Cost $65,980,772)		81,048,325

TOTAL EQUITIES (Cost $65,980,772)		81,048,325

TOTAL LONG-TERM INVESTMENTS (Cost $65,980,772)		81,048,325

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$1,668,089	1,668,089

TOTAL SHORT-TERM INVESTMENTS (Cost $1,668,089)		1,668,089

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.8% (Cost $67,648,861) (c)	$82,716,414

Other Assets/(Liabilities) — (0.8)%	(642,326)

NET ASSETS — 100.0%	$82,074,088

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,668,089. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $1,706,261.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Apparel — 1.2%
Nike, Inc. Class B	27,770	$2,102,189

Auto Manufacturers — 3.0%
Ford Motor Co. (a)	162,580	2,424,068
Paccar, Inc.	52,670	2,757,274

		5,181,342

Automotive & Parts — 0.9%
TRW Automotive Holdings Corp. (a)	28,170	1,551,604

Beverages — 4.7%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	35,630	2,036,967
The Coca-Cola Co.	38,840	2,577,034
Coca-Cola Enterprises, Inc.	63,480	1,733,004
Hansen Natural Corp. (a)	27,340	1,646,688

		7,993,693

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	8,720	860,489
Celgene Corp. (a)	19,030	1,094,796

		1,955,285

Chemicals — 3.7%
E.I. du Pont de Nemours & Co.	37,280	2,049,282
FMC Corp.	20,840	1,769,941
Potash Corp. of Saskatchewan, Inc.	42,810	2,522,793

		6,342,016

Coal — 1.0%
Walter Energy, Inc.	13,200	1,787,676

Commercial Services — 1.1%
Visa, Inc. Class A	26,450	1,947,249

Computers — 10.5%
Apple, Inc. (a)	28,180	9,819,321
Cognizant Technology Solutions Corp. Class A (a)	20,820	1,694,748
EMC Corp. (a)	115,850	3,075,818
Hewlett-Packard Co.	65,200	2,671,244
NetApp, Inc. (a)	17,490	842,668

		18,103,799

Diversified Financial — 5.6%
American Express Co.	25,460	1,150,792
BlackRock, Inc.	5,020	1,009,070
The Charles Schwab Corp.	74,240	1,338,547
Franklin Resources, Inc.	10,420	1,303,334
IntercontinentalExchange, Inc. (a)	14,230	1,757,974
T. Rowe Price Group, Inc.	45,480	3,020,782

		9,580,499

	Number of Shares	Value
Electrical Components & Equipment — 2.2%
AMETEK, Inc.	41,530	$1,821,921
Emerson Electric Co.	32,060	1,873,266

		3,695,187

Electronics — 1.3%
Agilent Technologies, Inc. (a)	50,340	2,254,225

Health Care – Products — 0.9%
Intuitive Surgical, Inc. (a)	4,600	1,533,916

Health Care – Services — 0.3%
HCA Holdings, Inc. (a)	16,870	571,387

Internet — 9.1%
Amazon.com, Inc. (a)	23,600	4,251,068
Check Point Software Technologies Ltd. (a)	55,140	2,814,897
F5 Networks, Inc. (a)	11,400	1,169,298
Google, Inc. Class A (a)	8,260	4,842,095
Netflix, Inc. (a)	3,080	730,976
Priceline.com, Inc. (a)	3,650	1,848,506

		15,656,840

Lodging — 1.9%
Las Vegas Sands Corp. (a)	19,760	834,267
Marriott International, Inc. Class A	68,060	2,421,575

		3,255,842

Machinery – Construction & Mining — 1.1%
Joy Global, Inc.	18,320	1,810,199

Machinery – Diversified — 6.7%
Cummins, Inc.	19,250	2,110,185
Deere & Co.	63,960	6,197,084
Rockwell Automation, Inc.	33,590	3,179,294

		11,486,563

Media — 1.5%
The Walt Disney Co.	60,980	2,627,628

Metal Fabricate & Hardware — 2.1%
Precision Castparts Corp.	23,910	3,519,074

Mining — 1.0%
Goldcorp, Inc.	35,430	1,764,414

Oil & Gas — 4.6%
Concho Resources, Inc. (a)	27,890	2,992,597
Noble Energy, Inc.	19,430	1,877,910
Pioneer Natural Resources Co.	30,320	3,090,214

		7,960,721

Oil & Gas Services — 5.6%
Halliburton Co.	36,390	1,813,678
National Oilwell Varco, Inc.	41,120	3,259,582
Schlumberger Ltd.	48,720	4,543,627

		9,616,887

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.3%
Allergan, Inc.	27,810	$1,975,066
AmerisourceBergen Corp.	45,340	1,793,651
Express Scripts, Inc. (a)	31,220	1,736,144
Perrigo Co.	18,410	1,463,963
Shire PLC Sponsored ADR (United Kingdom)	19,540	1,701,934
SXC Health Solutions Corp. (a)	21,630	1,185,324
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,860	996,376

		10,852,458

Retail — 6.0%
Costco Wholesale Corp.	23,900	1,752,348
Kohl’s Corp.	30,590	1,622,494
Limited Brands, Inc.	58,260	1,915,589
McDonald’s Corp.	27,980	2,128,998
Target Corp.	38,120	1,906,381
Tiffany & Co.	16,530	1,015,603

		10,341,413

Semiconductors — 1.8%
Broadcom Corp. Class A	54,460	2,144,635
Marvell Technology Group Ltd. (a)	64,580	1,004,219

		3,148,854

Software — 6.1%
Autodesk, Inc. (a)	35,410	1,561,935
Citrix Systems, Inc. (a)	18,090	1,328,891
Intuit, Inc. (a)	29,670	1,575,477
Oracle Corp.	147,510	4,922,409
Salesforce.com, Inc. (a)	8,800	1,175,504

		10,564,216

Telecommunications — 5.8%
American Tower Corp. Class A (a)	50,430	2,613,283
Corning, Inc.	48,170	993,747
Juniper Networks, Inc. (a)	61,780	2,599,702
QUALCOMM, Inc.	69,390	3,804,654

		10,011,386

Transportation — 2.4%
CSX Corp.	26,360	2,071,896
Expeditors International of Washington, Inc.	42,050	2,108,387

		4,180,283

TOTAL COMMON STOCK (Cost $144,677,613)		171,396,845

TOTAL EQUITIES (Cost $144,677,613)		171,396,845

TOTAL LONG-TERM INVESTMENTS (Cost $144,677,613)		171,396,845

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$111,408	$111,408

TOTAL SHORT-TERM INVESTMENTS (Cost $111,408)		111,408

TOTAL INVESTMENTS — 99.6% (Cost $144,789,021) (c)		171,508,253

Other Assets/(Liabilities) — 0.4%		733,005

NET ASSETS — 100.0%		$172,241,258

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $111,408. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $115,269.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	21,330	$1,714,932

Agriculture — 1.3%
Philip Morris International, Inc.	47,640	3,126,613

Banks — 9.9%
Bank of New York Mellon Corp.	240,540	7,184,930
GAM Holding Ltd. (a)	52,540	998,299
Julius Baer Group Ltd.	95,740	4,155,860
Wells Fargo & Co.	369,773	11,721,804

		24,060,893

Beverages — 3.9%
The Coca-Cola Co.	52,530	3,485,365
Diageo PLC Sponsored ADR (United Kingdom)	40,400	3,079,288
Heineken Holding NV Class A	62,550	3,009,852

		9,574,505

Building Materials — 0.7%
Martin Marietta Materials, Inc.	17,700	1,587,159

Chemicals — 2.1%
Air Products & Chemicals, Inc.	12,720	1,147,090
Monsanto Co.	34,980	2,527,655
Potash Corp. of Saskatchewan, Inc.	15,096	889,607
Praxair, Inc.	4,600	467,360

		5,031,712

Coal — 0.7%
China Coal Energy Co. Class H	1,315,700	1,789,636

Commercial Services — 2.2%
Iron Mountain, Inc.	149,699	4,675,100
PortX Operacoes Portuarias SA (a)	28,300	66,908
Visa, Inc. Class A	8,760	644,911

		5,386,919

Computers — 0.8%
Hewlett-Packard Co.	45,100	1,847,747

Cosmetics & Personal Care — 0.7%
Natura Cosmeticos SA	13,700	385,998
The Procter & Gamble Co.	21,060	1,297,296

		1,683,294

Diversified Financial — 6.4%
American Express Co.	241,400	10,911,280
Ameriprise Financial, Inc.	44,890	2,741,881
The Charles Schwab Corp.	7,400	133,422
The Goldman Sachs Group, Inc.	8,800	1,394,536
JP Morgan Chase & Co.	6,016	277,338

		15,458,457

	Number of Shares	Value
Electronics — 1.0%
Agilent Technologies, Inc. (a)	55,550	$2,487,529

Foods — 1.2%
Kraft Foods, Inc. Class A	54,700	1,715,392
Nestle SA	4,600	263,947
Unilever NV NY Shares	30,150	945,504

		2,924,843

Forest Products & Paper — 1.6%
Sino-Forest Corp. (a) (b) (c)	3,900	101,774
Sino-Forest Corp. (a)	146,410	3,820,705

		3,922,479

Health Care – Products — 4.0%
Baxter International, Inc.	27,290	1,467,383
Becton, Dickinson & Co.	29,500	2,348,790
Johnson & Johnson	97,790	5,794,058

		9,610,231

Holding Company – Diversified — 1.4%
China Merchants Holdings International Co. Ltd.	787,337	3,321,500

Housewares — 0.1%
Hunter Douglas NV	6,765	345,153

Insurance — 9.8%
ACE Ltd.	18,840	1,218,948
Aon Corp.	6,000	317,760
Berkshire Hathaway, Inc. Class A (a)	29	3,633,700
Everest Re Group Ltd.	3,290	290,112
Fairfax Financial Holdings Ltd.	2,640	997,418
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	1,070	404,492
Loews Corp.	190,050	8,189,254
Markel Corp. (a)	595	246,598
The Progressive Corp.	297,550	6,287,232
Transatlantic Holdings, Inc.	42,743	2,080,302

		23,665,816

Internet — 1.7%
Expedia, Inc.	33,650	762,509
Google, Inc. Class A (a)	4,275	2,506,048
Liberty Media Corp. – Interactive Class A (a)	52,450	841,298

		4,109,855

Leisure Time — 1.6%
Harley-Davidson, Inc.	91,230	3,876,363

Machinery – Construction & Mining — 1.2%
BHP Billiton PLC	36,200	1,434,970
Rio Tinto PLC	19,672	1,388,017

		2,822,987

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 0.2%
Tyco International Ltd.	12,830	$574,399

Media — 0.5%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	23,710	581,606
Liberty Media Corp. – Starz Series A (a)	3,746	290,690
The Walt Disney Co.	9,670	416,680

		1,288,976

Mining — 0.3%
Vulcan Materials Co.	14,000	638,400

Oil & Gas — 16.3%
Canadian Natural Resources Ltd.	148,880	7,359,138
Devon Energy Corp.	105,440	9,676,229
EOG Resources, Inc.	94,960	11,253,710
Occidental Petroleum Corp.	93,230	9,741,603
OGX Petroleo e Gas Participacoes SA (a)	130,000	1,564,634

		39,595,314

Oil & Gas Services — 1.1%
Schlumberger Ltd.	5,600	522,256
Transocean Ltd. (a)	26,459	2,062,479

		2,584,735

Packaging & Containers — 2.4%
Sealed Air Corp.	216,000	5,758,560

Pharmaceuticals — 6.3%
Express Scripts, Inc. (a)	78,380	4,358,712
Merck & Co., Inc.	206,705	6,823,332
Pfizer, Inc.	206,100	4,185,891

		15,367,935

Real Estate — 1.6%
Brookfield Asset Management, Inc. Class A	56,700	1,840,482
Hang Lung Properties Ltd.	325,000	2,030,590

		3,871,072

Retail — 11.2%
Bed Bath & Beyond, Inc. (a)	83,830	4,046,474
CarMax, Inc. (a)	42,070	1,350,447
Costco Wholesale Corp.	176,830	12,965,175
CVS Caremark Corp.	258,268	8,863,758

		27,225,854

Semiconductors — 1.7%
Texas Instruments, Inc.	118,910	4,109,530

Software — 1.6%
Activision Blizzard, Inc.	112,270	1,231,602
Dun & Bradstreet Corp.	11,450	918,748
Microsoft Corp.	70,810	1,795,741

		3,946,091

	Number of Shares	Value
Telecommunications — 0.3%
America Movil SAB de CV Sponsored ADR (Mexico)	13,570	$788,417

Transportation — 1.0%
China Shipping Development Co. Ltd. Class H	570,000	645,138
Kuehne & Nagel International AG	12,400	1,734,775
LLX Logistica SA (a)	28,300	87,189

		2,467,102

TOTAL COMMON STOCK (Cost $183,576,886)		236,565,008

TOTAL EQUITIES (Cost $183,576,886)		236,565,008

	Principal Amount
BONDS & NOTES — 0.2%

CORPORATE DEBT — 0.2%
Forest Products & Paper — 0.2%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (b) (d) 5.000% 8/01/13	$359,000	504,844

TOTAL CORPORATE DEBT (Cost $350,424)		504,844

TOTAL BONDS & NOTES (Cost $350,424)		504,844

TOTAL LONG-TERM INVESTMENTS (Cost $183,927,310)		237,069,852

SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (e)	4,772,366	4,772,366

TOTAL SHORT-TERM INVESTMENTS (Cost $4,772,366)		4,772,366

TOTAL INVESTMENTS — 99.7% (Cost $188,699,676) (f)		241,842,218

Other Assets/(Liabilities) — 0.3%		714,435

NET ASSETS — 100.0%		$242,556,653

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $606,618 or 0.25% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $504,844 or 0.21% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $4,772,367. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $4,871,054.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.9%
Advertising — 1.0%
Lamar Advertising Co. Class A (a)	96,000	$3,546,240

Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.	2,000	141,340
Goodrich Corp.	24,000	2,052,720
Rockwell Collins, Inc.	43,000	2,787,690

		4,981,750

Automotive & Parts — 0.9%
WABCO Holdings, Inc. (a)	56,000	3,451,840

Banks — 1.4%
Fifth Third Bancorp	78,000	1,082,640
Popular, Inc. (a)	258,000	750,780
SunTrust Banks, Inc.	43,000	1,240,120
TCF Financial Corp.	121,000	1,919,060

		4,992,600

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	22,000	2,170,960
Human Genome Sciences, Inc. (a)	95,000	2,607,750
Illumina, Inc. (a)	36,000	2,522,520
Regeneron Pharmaceuticals, Inc. (a)	43,000	1,932,420
Vertex Pharmaceuticals, Inc. (a)	31,000	1,485,830

		10,719,480

Chemicals — 0.4%
Rockwood Holdings, Inc. (a)	32,000	1,575,040

Coal — 1.8%
Alpha Natural Resources, Inc. (a)	22,000	1,306,140
CONSOL Energy, Inc.	69,000	3,700,470
Peabody Energy Corp.	22,000	1,583,120

		6,589,730

Commercial Services — 7.4%
Gartner, Inc. (a)	100,000	4,167,000
Global Payments, Inc.	91,000	4,451,720
Hertz Global Holdings, Inc. (a)	242,000	3,782,460
Manpower, Inc.	35,000	2,200,800
Quanta Services, Inc. (a)	173,000	3,880,390
Robert Half International, Inc.	96,000	2,937,600
Verisk Analytics, Inc. Class A (a)	53,000	1,736,280
Western Union Co.	190,000	3,946,300

		27,102,550

Computers — 2.1%
IHS, Inc. Class A (a)	59,000	5,236,250
MICROS Systems, Inc. (a)	51,000	2,520,930

		7,757,180

Distribution & Wholesale — 1.1%
Fastenal Co.	65,000	4,213,950

	Number of Shares	Value
Diversified Financial — 2.9%
Apollo Global Management LLC Class A (a)	2,500	$45,000
CBOE Holdings, Inc.	55,000	1,593,350
Eaton Vance Corp.	60,000	1,934,400
Interactive Brokers Group, Inc. Class A	42,000	667,380
IntercontinentalExchange, Inc. (a)	20,000	2,470,800
NYSE Euronext	26,000	914,420
TD Ameritrade Holding Corp.	154,000	3,213,980

		10,839,330

Electric — 1.2%
Calpine Corp. (a)	267,000	4,237,290

Electrical Components & Equipment — 2.8%
A123 Systems, Inc. (a)	42,000	266,700
AMETEK, Inc.	138,000	6,054,060
The Babcock & Wilcox Co. (a)	115,000	3,838,700

		10,159,460

Electronics — 3.8%
Dolby Laboratories, Inc. Class A (a)	64,000	3,149,440
FLIR Systems, Inc.	88,000	3,045,680
Trimble Navigation Ltd. (a)	77,000	3,891,580
Waters Corp. (a)	43,000	3,736,700

		13,823,400

Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	10,000	1,608,400

Engineering & Construction — 1.8%
Foster Wheeler AG (a)	34,000	1,279,080
McDermott International, Inc. (a)	211,000	5,357,290

		6,636,370

Entertainment — 0.2%
Madison Square Garden, Inc. Class A (a)	23,000	620,770

Foods — 0.8%
Whole Foods Market, Inc.	43,000	2,833,700

Health Care – Products — 5.4%
Bruker Corp. (a)	115,000	2,397,750
C.R. Bard, Inc.	35,000	3,475,850
CareFusion Corp. (a)	112,000	3,158,400
Edwards Lifesciences Corp. (a)	26,000	2,262,000
Henry Schein, Inc. (a)	56,000	3,929,520
IDEXX Laboratories, Inc. (a)	35,000	2,702,700
QIAGEN NV (a)	100,000	2,005,000

		19,931,220

Health Care – Services — 2.6%
Community Health Systems, Inc. (a)	95,000	3,799,050
Covance, Inc. (a)	69,000	3,775,680

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Laboratory Corporation of America Holdings (a)	22,000	$2,026,860

		9,601,590

Insurance — 2.7%
Aon Corp.	61,000	3,230,560
HCC Insurance Holdings, Inc.	58,000	1,815,980
Principal Financial Group, Inc.	86,000	2,761,460
W.R. Berkley Corp.	64,000	2,061,440

		9,869,440

Internet — 2.6%
Akamai Technologies, Inc. (a)	9,000	342,000
Equinix, Inc. (a)	17,000	1,548,700
Expedia, Inc.	84,000	1,903,440
Liberty Media Corp. – Interactive Class A (a)	155,000	2,486,200
Rackspace Hosting, Inc. (a)	30,000	1,285,500
TIBCO Software, Inc. (a)	43,000	1,171,750
WebMD Health Corp. (a)	17,000	908,140

		9,645,730

Lodging — 1.7%
Choice Hotels International, Inc.	40,000	1,554,000
Marriott International, Inc. Class A	104,000	3,700,320
Wynn Resorts Ltd.	7,000	890,750

		6,145,070

Machinery – Diversified — 3.7%
Gardner Denver, Inc.	59,000	4,603,770
IDEX Corp.	77,000	3,361,050
Roper Industries, Inc.	59,000	5,101,140
Wabtec Corp.	10,000	678,300

		13,744,260

Manufacturing — 1.3%
Acuity Brands, Inc.	2,200	128,678
Crane Co.	17,000	823,310
Danaher Corp.	16,000	830,400
Textron, Inc.	112,000	3,067,680

		4,850,068

Media — 3.6%
Cablevision Systems Corp. Class A	83,800	2,900,318
Discovery Communications, Inc. Series A (a)	52,000	2,074,800
Discovery Communications, Inc. Series C (a)	59,000	2,077,390
FactSet Research Systems, Inc.	30,000	3,141,900
Liberty Media Corp.-Starz Series A (a)	26,000	2,017,600
Nielsen Holdings NV (a)	44,000	1,201,640

		13,413,648

Mining — 2.0%
Agnico-Eagle Mines Ltd.	58,000	3,848,300

	Number of Shares	Value
Franco-Nevada Corp.	69,000	$2,532,965
HudBay Minerals, Inc.	71,000	1,158,010

		7,539,275

Oil & Gas — 4.8%
Continental Resources, Inc. (a)	30,000	2,144,100
EQT Corp.	69,000	3,443,100
QEP Resources, Inc.	52,000	2,108,080
Range Resources Corp.	78,000	4,559,880
SM Energy Co.	35,000	2,596,650
Ultra Petroleum Corp. (a)	60,000	2,955,000

		17,806,810

Oil & Gas Services — 1.3%
FMC Technologies, Inc. (a)	25,000	2,362,000
Trican Well Service Ltd. (a) (b)	16,500	372,548
Trican Well Service Ltd.	87,500	1,975,632

		4,710,180

Pharmaceuticals — 4.5%
BioMarin Pharmaceutical, Inc. (a)	35,000	879,550
Cephalon, Inc. (a)	60,000	4,546,800
DENTSPLY International, Inc.	86,000	3,181,140
Elan Corp. PLC Sponsored ADR (Ireland) (a)	121,000	832,480
SXC Health Solutions Corp. (a)	16,000	876,800
Theravance, Inc. (a)	52,000	1,259,440
Valeant Pharmaceuticals International, Inc.	98,000	4,881,380

		16,457,590

Real Estate — 0.1%
Jones Lang LaSalle, Inc.	3,000	299,220

Retail — 8.0%
Bed Bath & Beyond, Inc. (a)	34,000	1,641,180
CarMax, Inc. (a)	122,000	3,916,200
Chipotle Mexican Grill, Inc. (a)	13,000	3,540,810
Coach, Inc.	33,000	1,717,320
Dollar General Corp. (a)	145,000	4,545,750
MSC Industrial Direct Co., Inc. Class A	30,000	2,054,100
O’Reilly Automotive, Inc. (a)	53,000	3,045,380
Panera Bread Co. Class A (a)	14,000	1,778,000
Shoppers Drug Mart Corp.	97,000	3,988,056
Starbucks Corp.	35,000	1,293,250
Tim Hortons, Inc.	39,000	1,767,090

		29,287,136

Savings & Loans — 0.2%
BankUnited, Inc.	29,000	832,590

Semiconductors — 7.6%
Altera Corp.	43,000	1,892,860
Cree, Inc. (a)	34,000	1,569,440
Intersil Corp. Class A	141,000	1,755,450
Marvell Technology Group Ltd. (a)	118,000	1,834,900

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MEMC Electronic Materials, Inc. (a)	146,000	$1,892,160
Microchip Technology, Inc.	80,000	3,040,800
National Semiconductor Corp.	155,000	2,222,700
NVIDIA Corp. (a)	138,000	2,547,480
PMC-Sierra, Inc. (a)	76,000	570,000
Rovi Corp. (a)	60,000	3,219,000
Silicon Laboratories, Inc. (a)	47,000	2,030,870
Varian Semiconductor Equipment Associates, Inc. (a)	27,000	1,314,090
Xilinx, Inc.	121,000	3,968,800

		27,858,550

Software — 5.5%
Concur Technologies, Inc. (a)	17,000	942,650
Electronic Arts, Inc. (a)	77,000	1,503,810
Fiserv, Inc. (a)	74,000	4,641,280
MSCI, Inc. Class A (a)	103,000	3,792,460
Nuance Communications, Inc. (a)	242,600	4,745,256
Red Hat, Inc. (a)	78,000	3,540,420
Solera Holdings, Inc.	23,000	1,175,300

		20,341,176

Telecommunications — 3.5%
Atheros Communications, Inc. (a)	41,000	1,830,650
JDS Uniphase Corp. (a)	260,000	5,418,400
Juniper Networks, Inc. (a)	86,000	3,618,880
Motorola Mobility Holdings, Inc. (a)	86,000	2,098,400

		12,966,330

Transportation — 0.5%
UTI Worldwide, Inc.	89,000	1,801,360

TOTAL COMMON STOCK (Cost $241,108,168)		352,790,323

TOTAL EQUITIES (Cost $241,108,168)		352,790,323

MUTUAL FUNDS — 1.5%
Diversified Financial — 1.5%
T. Rowe Price Government Reserve Investment Fund	5,783,399	5,783,399

TOTAL MUTUAL FUNDS (Cost $5,783,399)		5,783,399

TOTAL LONG-TERM INVESTMENTS (Cost $246,891,567)		358,573,722

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (c)	$10,316,430	$10,316,430

TOTAL SHORT-TERM INVESTMENTS (Cost $10,316,430)		10,316,430

TOTAL INVESTMENTS — 100.2% (Cost $257,207,997) (d)		368,890,152

Other Assets/(Liabilities) — (0.2)%		(917,774)

NET ASSETS — 100.0%		$367,972,378

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $372,548 or 0.10% of net assets.
(c)	Maturity value of $10,316,433. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $10,522,964.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Airlines — 0.7%
Southwest Airlines Co.	254,400	$3,213,072

Banks — 6.7%
BOK Financial Corp.	21,900	1,131,792
Comerica, Inc.	173,762	6,380,541
Commerce Bancshares, Inc.	122,489	4,953,455
Cullen/Frost Bankers, Inc.	15,000	885,300
Northern Trust Corp.	219,502	11,139,726
State Street Corp.	48,300	2,170,602
SunTrust Banks, Inc.	89,600	2,584,064

		29,245,480

Chemicals — 0.6%
Minerals Technologies, Inc.	41,781	2,862,834

Commercial Services — 0.8%
Automatic Data Processing, Inc.	21,700	1,113,427
Booz Allen Hamilton Holding Corp. (a)	121,979	2,196,842

		3,310,269

Computers — 0.5%
Cadence Design Systems, Inc. (a)	212,800	2,074,800

Distribution & Wholesale — 0.7%
Beacon Roofing Supply, Inc. (a)	92,900	1,901,663
Genuine Parts Co.	21,118	1,132,769

		3,034,432

Diversified Financial — 0.8%
Franklin Resources, Inc.	28,400	3,552,272

Electric — 8.2%
American Electric Power Co., Inc.	74,348	2,612,589
Consolidated Edison, Inc.	29,600	1,501,312
IDACORP, Inc.	20,973	799,071
Northeast Utilities	102,171	3,535,117
NV Energy, Inc.	386,700	5,757,963
PG&E Corp.	194,300	8,584,174
Portland General Electric Co.	88,981	2,115,078
Westar Energy, Inc.	238,614	6,304,182
Wisconsin Energy Corp.	34,878	1,063,779
Xcel Energy, Inc.	149,973	3,582,855

		35,856,120

Electrical Components & Equipment — 2.0%
Energizer Holdings, Inc. (a)	24,800	1,764,768
Hubbell, Inc. Class B	65,666	4,664,256
Molex, Inc.	113,900	2,356,591

		8,785,615

	Number of Shares	Value
Electronics — 3.4%
Koninklijke Philips Electronics NV (a)	240,400	$7,678,483
Thomas & Betts Corp. (a)	119,100	7,082,877

		14,761,360

Entertainment — 0.7%
International Speedway Corp. Class A	66,421	1,979,346
Speedway Motorsports, Inc.	67,154	1,073,121

		3,052,467

Environmental Controls — 3.5%
Republic Services, Inc.	456,228	13,705,089
Waste Management, Inc.	46,912	1,751,694

		15,456,783

Foods — 7.2%
ConAgra Foods, Inc.	340,209	8,079,964
General Mills, Inc.	149,200	5,453,260
H.J. Heinz Co.	127,100	6,205,022
Kellogg Co.	116,300	6,277,874
Sysco Corp.	201,400	5,578,780

		31,594,900

Forest Products & Paper — 1.2%
MeadWestvaco Corp.	88,500	2,684,205
Weyerhaeuser Co.	98,893	2,432,768

		5,116,973

Gas — 0.7%
AGL Resources, Inc.	82,000	3,266,880

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	28,100	2,152,460

Health Care – Products — 3.5%
Boston Scientific Corp. (a)	306,100	2,200,859
CareFusion Corp. (a)	142,221	4,010,632
Covidien PLC	38,500	1,999,690
Symmetry Medical, Inc. (a)	58,463	572,938
Zimmer Holdings, Inc. (a)	110,100	6,664,353

		15,448,472

Health Care – Services — 1.8%
LifePoint Hospitals, Inc. (a)	144,700	5,814,046
Quest Diagnostics, Inc.	19,200	1,108,224
Select Medical Holdings Corp. (a)	115,405	930,164

		7,852,434

Home Furnishing — 1.0%
Whirlpool Corp.	53,500	4,566,760

Household Products — 3.2%
The Clorox Co.	55,300	3,874,871
Kimberly-Clark Corp.	154,094	10,057,715

		13,932,586

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 10.9%
ACE Ltd.	80,400	$5,201,880
The Allstate Corp.	140,200	4,455,556
Aon Corp.	105,600	5,592,576
The Chubb Corp.	63,700	3,905,447
HCC Insurance Holdings, Inc.	172,620	5,404,732
Marsh & McLennan Cos., Inc.	160,111	4,772,909
Symetra Financial Corp.	151,232	2,056,755
Torchmark Corp.	21,800	1,449,264
Transatlantic Holdings, Inc.	120,564	5,867,850
The Travelers Cos., Inc.	95,200	5,662,496
Unum Group	124,500	3,268,125

		47,637,590

Manufacturing — 1.8%
Harsco Corp.	41,700	1,471,593
ITT Corp.	55,500	3,332,775
Tyco International Ltd.	66,600	2,981,682

		7,786,050

Metal Fabricate & Hardware — 1.3%
Kaydon Corp.	145,610	5,706,456

Mining — 1.0%
Newmont Mining Corp.	79,789	4,354,884

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	66,300	1,703,247

Oil & Gas — 7.0%
Devon Energy Corp.	24,800	2,275,896
EQT Corp.	144,699	7,220,480
Imperial Oil Ltd.	193,500	9,887,561
Murphy Oil Corp.	99,800	7,327,316
Noble Energy, Inc.	13,500	1,304,775
Southwestern Energy Co. (a)	48,500	2,084,045
Ultra Petroleum Corp. (a)	16,700	822,475

		30,922,548

Packaging & Containers — 1.5%
Bemis Co., Inc.	197,166	6,469,016

Pharmaceuticals — 1.2%
Patterson Cos., Inc.	159,700	5,140,743

Pipelines — 1.1%
Spectra Energy Partners LP	73,200	2,406,084
Williams Partners LP	49,500	2,564,100

		4,970,184

Real Estate Investment Trusts (REITS) — 4.3%
Annaly Capital Management, Inc.	187,682	3,275,051
Capstead Mortgage Corp.	121,300	1,550,214
Government Properties Income Trust	240,610	6,462,785
Host Hotels & Resorts, Inc.	29,538	520,164
National Health Investors, Inc.	26,400	1,265,088

	Number of Shares	Value
Piedmont Office Realty Trust, Inc. Class A	305,788	$5,935,345

		19,008,647

Retail — 8.0%
Best Buy Co., Inc.	99,200	2,849,024
CEC Entertainment, Inc.	160,438	6,053,326
CVS Caremark Corp.	204,100	7,004,712
Lowe’s Cos., Inc.	368,900	9,750,027
Staples, Inc.	325,400	6,319,268
Target Corp.	65,700	3,285,657

		35,262,014

Savings & Loans — 3.4%
Capitol Federal Financial, Inc.	149,478	1,684,617
Hudson City Bancorp, Inc.	776,200	7,513,616
People’s United Financial, Inc.	468,712	5,896,397

		15,094,630

Semiconductors — 2.4%
Applied Materials, Inc.	378,400	5,910,608
Emulex Corp. (a)	252,300	2,692,041
Teradyne, Inc. (a)	116,300	2,071,303

		10,673,952

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc. (a)	51,600	2,141,400

Telecommunications — 3.4%
Consolidated Communications Holdings, Inc.	80,900	1,515,257
Qwest Communications International, Inc.	721,000	4,924,430
Rogers Communications, Inc. Class B	96,500	3,507,643
Telus Corp.	68,600	3,507,480
Windstream Corp.	102,600	1,320,462

		14,775,272

Textiles — 0.7%
Cintas Corp.	105,500	3,193,485

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	80,600	2,009,358

TOTAL COMMON STOCK (Cost $387,489,869)		425,986,445

TOTAL EQUITIES (Cost $387,489,869)		425,986,445

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
iShares Russell Midcap Value Index Fund	113,750	$5,478,200

TOTAL MUTUAL FUNDS (Cost $5,397,111)		5,478,200

TOTAL LONG-TERM INVESTMENTS (Cost $392,886,980)		431,464,645

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$836,767	836,767

TOTAL SHORT-TERM INVESTMENTS (Cost $836,767)		836,767

TOTAL INVESTMENTS — 98.5% (Cost $393,723,747) (c)		432,301,412

Other Assets/(Liabilities) — 1.5%		6,604,494

NET ASSETS — 100.0%		$438,905,906

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $836,768. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $855,589.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,721,789	$92,043,727
MML Concentrated Growth Fund, Class I (a)	2,607,864	19,506,824
MML Equity Fund, Initial Class (a)	3,039,010	63,253,256
MML Equity Income Fund, Initial Class (a)	8,945,887	89,279,948
MML Foreign Fund, Initial Class (a)	3,380,653	32,859,944
MML Fundamental Value Fund, Class II (a)	3,675,422	43,039,194
MML Global Fund, Class I (a)	2,487,994	21,794,825
MML High Yield Fund, Class II (a)	2,415,896	25,608,493
MML Inflation-Protected and Income Fund, Initial Class (a)	3,706,256	40,435,252
MML Large Cap Growth Fund, Initial Class (a)	3,690,454	40,225,947
MML Managed Bond Fund, Initial Class (a)	12,531,307	161,565,432
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,618,148	48,121,369
MML Mid Cap Value Fund, Initial Class (a)	3,033,437	33,185,805
MML Money Market Fund, Initial Class (a)	137,401	137,270
MML PIMCO Total Return Fund, Class II (a)	7,809,409	77,859,804
MML Short-Duration Bond Fund, Class II (a)	8,300,914	84,586,309
MML Small/Mid Cap Equity Fund, Initial Class (a)	1,080,727	10,731,802
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,078,520	21,083,347
MML Small Company Value Fund, Class II (a)	1,865,787	34,927,539
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	541,912	22,787,420
Oppenheimer Global Securities Fund, Non-Service Shares (a)	978,408	30,976,391
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	9,458,449	51,737,714
Oppenheimer International Growth Fund, Non-Service Shares (a)	21,334,343	40,961,939

		1,086,709,551

TOTAL MUTUAL FUNDS (Cost $899,955,533)		1,086,709,551

Value

TOTAL LONG-TERM INVESTMENTS (Cost $899,955,533)	$1,086,709,551

TOTAL INVESTMENTS — 100.1% (Cost $899,955,533) (c)	1,086,709,551

Other Assets/(Liabilities) — (0.1)%	(605,779)

NET ASSETS — 100.0%	$1,086,103,772

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.9%
Auto Manufacturers — 1.0%
Paccar, Inc.	2,377	$124,436

Biotechnology — 5.4%
Amgen, Inc. (a)	2,525	134,961
Biogen Idec, Inc. (a)	1,523	111,773
Celgene Corp. (a)	2,713	156,079
Genzyme Corp. (a)	1,911	145,523
Illumina, Inc. (a)	731	51,221
Life Technologies Corp. (a)	1,060	55,565
Vertex Pharmaceuticals, Inc. (a)	1,242	59,529

		714,651

Chemicals — 0.3%
Sigma-Aldrich Corp.	682	43,402

Commercial Services — 1.5%
Apollo Group, Inc. Class A (a)	836	34,870
Automatic Data Processing, Inc.	2,045	104,929
Paychex, Inc.	1,990	62,406

		202,205

Computers — 24.1%
Apple, Inc. (a)	7,448	2,595,256
Cognizant Technology Solutions Corp. Class A (a)	1,727	140,578
Dell, Inc. (a)	4,157	60,318
NetApp, Inc. (a)	2,209	106,430
Research In Motion Ltd. (a)	3,021	170,898
SanDisk Corp. (a)	1,406	64,802
Seagate Technology PLC (a)	2,633	37,915

		3,176,197

Distribution & Wholesale — 0.4%
Fastenal Co.	820	53,161

Electronics — 0.8%
Flextronics International Ltd. (a)	4,787	35,759
FLIR Systems, Inc.	970	33,571
Garmin Ltd.	1,123	38,025

		107,355

Energy – Alternate Sources — 0.5%
First Solar, Inc. (a)	438	70,448

Environmental Controls — 0.4%
Stericycle, Inc. (a)	524	46,463

Foods — 0.5%
Whole Foods Market, Inc.	1,059	69,788

Health Care – Products — 1.1%
Henry Schein, Inc. (a)	531	37,260
Intuitive Surgical, Inc. (a)	226	75,362

	Number of Shares	Value
QIAGEN NV (a)	1,367	$27,409

		140,031

Internet — 14.5%
Akamai Technologies, Inc. (a)	1,083	41,154
Amazon.com, Inc. (a)	1,742	313,787
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,620	223,252
Check Point Software Technologies Ltd. (a)	1,198	61,158
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	888	36,843
eBay, Inc. (a)	5,628	174,693
Expedia, Inc.	1,549	35,100
F5 Networks, Inc. (a)	455	46,669
Google, Inc. Class A (a)	888	520,555
Liberty Media Corp. – Interactive Class A (a)	3,196	51,264
Netflix, Inc. (a)	294	69,775
Priceline.com, Inc. (a)	303	153,451
Symantec Corp. (a)	4,637	85,970
VeriSign, Inc.	953	34,508
Yahoo!, Inc. (a)	3,647	60,723

		1,908,902

Lodging — 0.8%
Wynn Resorts Ltd.	786	100,018

Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	597	58,990

Media — 3.9%
Comcast Corp. Class A	8,439	208,612
DIRECTV Class A (a)	3,354	156,967
News Corp. Class A	8,296	145,678

		511,257

Pharmaceuticals — 5.4%
Cephalon, Inc. (a)	426	32,282
DENTSPLY International, Inc.	787	29,111
Express Scripts, Inc. (a)	2,741	152,427
Gilead Sciences, Inc. (a)	4,552	193,187
Mylan, Inc. (a)	2,581	58,511
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	4,186	210,012
Warner Chilcott PLC Class A	1,464	34,082

		709,612

Retail — 5.3%
Bed Bath & Beyond, Inc. (a)	1,990	96,057
Costco Wholesale Corp.	1,340	98,249
Dollar Tree, Inc. (a)	768	42,639
O’Reilly Automotive, Inc. (a)	820	47,117
Ross Stores, Inc.	702	49,926
Sears Holdings Corp. (a)	658	54,384

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Staples, Inc.	2,815	$54,667
Starbucks Corp.	6,029	222,772
Urban Outfitters, Inc. (a)	942	28,100

		693,911

Semiconductors — 7.5%
Altera Corp.	2,620	115,332
Applied Materials, Inc.	3,969	61,996
Broadcom Corp. Class A	2,570	101,207
Intel Corp.	11,186	225,622
KLA-Tencor Corp.	1,179	55,849
Lam Research Corp. (a)	743	42,098
Linear Technology Corp.	1,768	59,458
Marvell Technology Group Ltd. (a)	3,600	55,980
Maxim Integrated Products, Inc.	1,695	43,392
Microchip Technology, Inc.	914	34,741
Micron Technology, Inc. (a)	5,934	68,004
NVIDIA Corp. (a)	3,312	61,139
Xilinx, Inc.	2,016	66,125

		990,943

Software — 12.2%
Activision Blizzard, Inc.	6,138	67,334
Adobe Systems, Inc. (a)	2,880	95,501
Autodesk, Inc. (a)	1,377	60,739
BMC Software, Inc. (a)	1,212	60,285
CA, Inc.	2,843	68,744
Cerner Corp. (a)	483	53,709
Citrix Systems, Inc. (a)	1,297	95,278
Electronic Arts, Inc. (a)	1,949	38,064
Fiserv, Inc. (a)	1,064	66,734
Infosys Technologies Ltd. Sponsored ADR (India)	628	45,028
Intuit, Inc. (a)	2,279	121,015
Microsoft Corp.	16,817	426,479
Oracle Corp.	12,258	409,049

		1,607,959

Telecommunications — 8.4%
Cisco Systems, Inc.	11,500	197,225
Millicom International Cellular SA	613	58,952
NII Holdings, Inc. (a)	955	39,795
QUALCOMM, Inc.	11,473	629,065
Virgin Media, Inc.	1,915	53,218
Vodafone Group PLC Sponsored ADR (United Kingdom)	4,427	127,276

		1,105,531

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	2,317	57,763

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	954	70,720

	Number of Shares	Value
Expeditors International of Washington, Inc.	1,207	$60,519

		131,239

TOTAL COMMON STOCK (Cost $8,458,517)		12,624,262

TOTAL EQUITIES (Cost $8,458,517)		12,624,262

MUTUAL FUNDS — 0.3%
Diversified Financial — 0.3%
PowerShares QQQ Trust, Series 1	775	44,508

TOTAL MUTUAL FUNDS (Cost $34,495)		44,508

TOTAL LONG-TERM INVESTMENTS (Cost $8,493,012)		12,668,770

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$465,051	465,051

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill 0.170% 5/05/11 (c)	45,000	44,993

TOTAL SHORT-TERM INVESTMENTS (Cost $510,044)		510,044

TOTAL INVESTMENTS — 100.1% (Cost $9,003,056) (d)		13,178,814

Other Assets/(Liabilities) — (0.1)%		(18,264)

NET ASSETS — 100.0%		$13,160,550

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $465,051. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $475,950.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.6%

PREFERRED STOCK — 0.6%
Savings & Loans — 0.6%
GMAC Capital Trust I 8.125%	44,000	$1,122,000

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,122,000

TOTAL EQUITIES (Cost $1,100,000)		1,122,000

	Principal Amount
BONDS & NOTES — 63.2%

CORPORATE DEBT — 33.4%
Agriculture — 0.1%
Altria Group, Inc. 7.750% 2/06/14	$100,000	114,807

Auto Manufacturers — 0.3%
Volkswagen International Finance NV FRN (a) 0.762% 10/01/12	600,000	600,186

Banks — 7.3%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	798,000
Bank of America Corp. FRN 1.723% 1/30/14	500,000	508,174
Bank of India 4.750% 9/30/15	200,000	203,122
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	95,929
BBVA Bancomer SA (a) 6.500% 3/10/21	200,000	197,632
BNP Paribas 5.000% 1/15/21	200,000	201,870
Cie de Financement Foncier (a) 2.125% 4/22/13	1,000,000	1,008,411
Export-Import Bank of Korea (Acquired 3/03/11, Cost $235,831) SGD (a) (b) (c) 1.050% 3/03/12	300,000	237,358
GMAC, Inc. 7.500% 12/31/13	100,000	107,625
HBOS PLC FRN EUR (b) 1.878% 3/29/16	2,100,000	2,568,468
HBOS PLC (a) 6.750% 5/21/18	100,000	97,872
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	99,678

	Principal Amount	Value
ICICI Bank Ltd. (a) 5.750% 11/16/20	$200,000	$197,031
Intesa Sanpaolo SpA FRN (a) 2.713% 2/24/14	200,000	202,566
Intesa Sanpaolo SpA (a) 6.500% 2/24/21	800,000	839,536
The Royal Bank of Scotland PLC 4.375% 3/16/16	700,000	704,442
The Royal Bank of Scotland PLC EUR (b) 6.934% 4/09/18	100,000	138,853
The Royal Bank of Scotland PLC (Acquired 3/10/11, Cost $87,548) FRN CAD (b) (c) 2.016% 3/30/15	100,000	88,963
Santander Issuances SA Unipersonal VRN GBP (b) 7.300% 7/27/19	2,500,000	4,078,668
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	198,739
State Bank of India 4.500% 10/23/14	200,000	206,025
State Bank of India (a) 4.500% 7/27/15	300,000	306,097
US Bank NA VRN EUR (b) 4.375% 2/28/17	700,000	979,084

		14,064,143

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.854% 1/27/14	700,000	705,461

Building Materials — 0.2%
Cemex SAB de CV (a) 9.000% 1/11/18	200,000	209,750
Corporacion GEO SAB de CV (a) 8.875% 9/25/14	200,000	221,500

		431,250

Chemicals — 0.1%
Lyondell Chemical Co. (a) 8.000% 11/01/17	179,000	197,347

Coal — 0.1%
Arch Western Finance LLC 6.750% 7/01/13	200,000	202,000

Diversified Financial — 12.2%
Ally Financial, Inc. FRN 3.512% 2/11/14	1,100,000	1,102,676
Ally Financial, Inc. (a) 7.500% 9/15/20	1,000,000	1,066,250
American Express Credit Corp. 5.875% 5/02/13	595,000	642,424

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American General Finance Corp. EUR (b) 4.125% 11/29/13	$1,500,000	$1,937,851
Banque PSA Finance FRN (a) (e) 1.000% 4/04/14	300,000	299,134
CIT Group, Inc. 7.000% 5/01/15	200,000	201,750
Citigroup, Inc. FRN 1.164% 2/15/13	100,000	100,295
Citigroup, Inc. FRN 1.753% 1/13/14	200,000	203,159
Countrywide Financial Corp. 5.800% 6/07/12	700,000	736,302
Federal National Mortgage Association 0.500% 10/30/12	100,000	99,735
Federal National Mortgage Association 1.000% 12/27/12	1,600,000	1,606,188
Ford Motor Credit Co. FRN 3.053% 1/13/12	200,000	201,752
Ford Motor Credit Co. 5.625% 9/15/15	1,200,000	1,256,613
Ford Motor Credit Co. 7.000% 10/01/13	100,000	107,947
Ford Motor Credit Co. 7.800% 6/01/12	100,000	106,032
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,200,000	1,393,901
HSBC Holdings PLC (e) 5.100% 4/05/21	1,800,000	1,809,236
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	301,594
International Lease Finance Corp. 5.750% 6/15/11	200,000	200,750
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	642,000
Macquarie Bank Ltd (Acquired 3/31/11, Cost $1,796,490) (a) (c) (e) 6.625% 4/07/21	1,800,000	1,796,490
Merrill Lynch & Co., Inc. EUR (b) 4.875% 5/30/14	600,000	870,549
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	106,006
Morgan Stanley FRN 2.812% 5/14/13	100,000	103,524
Morgan Stanley, Series F 6.625% 4/01/18	800,000	879,293
SLM Corp. 5.000% 10/01/13	1,400,000	1,449,126
SLM Corp. 5.050% 11/14/14	4,300,000	4,340,540

		23,561,117

Electric — 0.5%
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	101,738

	Principal Amount	Value
Entergy Corp. 3.625% 9/15/15	$100,000	$98,962
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	195,210
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	97,336
Majapahit Holdings BV (d) 7.250% 6/28/17	100,000	109,750
Majapahit Holdings BV (d) 7.750% 10/17/16	200,000	224,809
NRG Energy, Inc. (a) 8.250% 9/01/20	100,000	104,000

		931,805

Forest Products & Paper — 0.8%
Celulosa Arauco y Constitucion SA (a) 5.000% 1/21/21	100,000	98,668
MeadWestvaco Corp. 6.850% 4/01/12	1,339,000	1,403,169

		1,501,837

Health Care – Products — 0.2%
Medtronic, Inc., Convertible 1.500% 4/15/11	500,000	500,000

Holding Company – Diversified — 0.9%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,087,187
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	206,000
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	321,000
Noble Group Ltd. (d) 6.750% 1/29/20	100,000	107,000

		1,721,187

Insurance — 2.4%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,464,000
American International Group, Inc. 6.400% 12/15/20	700,000	747,106
American International Group, Inc. VRN 8.175% 5/15/38	1,000,000	1,076,250
MetLife Institutional Funding II (Acquired 3/29/11, Cost $1,300,000) FRN (a) (c) (e) 1.000% 4/04/14	1,300,000	1,300,000

		4,587,356

Investment Companies — 0.1%
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	200,000	221,500

Iron & Steel — 0.5%
CSN Resources SA (a) 6.500% 7/21/20	400,000	426,000

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gerdau Trade, Inc. (a) 5.750% 1/30/21	$500,000	$506,250

		932,250

Media — 0.6%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,085,567

Oil & Gas — 1.4%
BP Capital Markets PLC 2.375% 12/14/11	800,000	808,506
Ecopetrol SA 7.625% 7/23/19	200,000	230,500
Indian Oil Corp. Ltd. 4.750% 1/22/15	500,000	517,380
Petrobras International Finance Co. 5.375% 1/27/21	400,000	401,207
Petrobras International Finance Co. 5.750% 1/20/20	400,000	412,654
Petrobras International Finance Co. 8.375% 12/10/18	200,000	241,116
Transocean, Inc. 4.950% 11/15/15	100,000	105,681

		2,717,044

Pipelines — 0.2%
NGPL PipeCo LLC (a) 6.514% 12/15/12	300,000	321,372

Real Estate — 0.1%
Qatari Diar Finance QSC (d) 5.000% 7/21/20	200,000	197,750

Savings & Loans — 0.2%
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	400,000	421,500

Telecommunications — 4.2%
Deutsche Telekom International Finance BV GBP (b) 6.500% 4/08/22	1,500,000	2,642,164
France Telecom SA 4.375% 7/08/14	5,000,000	5,370,850
Qwest Corp. 7.875% 9/01/11	100,000	102,750

		8,115,764

Transportation — 0.6%
Asciano Finance (a) (e) 5.000% 4/07/18	1,200,000	1,193,496

TOTAL CORPORATE DEBT (Cost $63,321,001)		64,324,739

	Principal Amount	Value
FLOATING RATE LOAN INTEREST — 0.5%
Diversified Financial — 0.5%
AGFS Funding Co. Term Loan 7.250% 4/21/15	$1,000,000	$1,000,500

TOTAL FLOATING RATE LOAN INTEREST (Cost $1,014,976)		1,000,500

MUNICIPAL OBLIGATIONS — 3.5%
Bay Area Toll Authority 7.043% 4/01/41	1,800,000	1,836,936
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	816,352
Buckeye Tobacco Settlement Financing Authority 5.875% 6/01/47	100,000	66,333
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,037,770
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,262,532
San Diego County Regional Airport Authority 6.628% 7/01/40	1,300,000	1,267,136
State of California 5.700% 11/01/21	500,000	507,415

		6,794,474

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,891,530)		6,794,474

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Automobile ABS — 0.3%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (d) 1.165% 10/25/20	449,111	628,704

Commercial MBS — 2.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 2.005% 11/15/15	196,855	186,253
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.679% 2/24/51	900,000	956,541
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (d) 0.943% 1/25/20	1,027,388	1,371,450
Extended Stay America Trust, Series 2010-ESHA, Class A (a) 2.951% 11/05/27	298,064	293,272

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 11/15/43	$100,000	$96,205
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.808% 8/15/45	1,500,000	1,613,109

		4,516,830

Credit Card ABS — 2.2%
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.355% 5/16/16	3,600,000	3,652,494
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 3.005% 8/15/18	600,000	633,525

		4,286,019

Other ABS — 1.2%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.562% 11/08/17	1,746,676	1,672,762
Hillmark Funding, Series 2006-1A, Class A1 (Acquired 3/18/11, Cost $466,250) FRN (a) (c) 0.563% 5/21/21	500,000	467,357
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.639% 12/19/16	267,568	257,058

		2,397,177

Student Loans ABS — 0.2%
SLM Student Loan Trust, Series 2009-C, Class A FRN (a) 4.500% 11/16/43	95,935	92,933
SLM Student Loan Trust, Series 2009-B, Class A1 FRN (a) 6.255% 7/15/42	198,507	191,015

		283,948

WL Collateral CMO — 3.7%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 6.000% 9/25/36	172,264	159,619
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A FRN 2.670% 12/25/35	922,470	878,760
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (d) 1.087% 12/20/54	418,243	560,726
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (d) 1.167% 12/20/54	355,195	476,310
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (d) 0.986% 9/20/44	463,576	709,316

	Principal Amount	Value
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (d) 0.996% 9/20/44	$139,073	$212,795
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (d) 1.392% 1/20/44	16,923	22,876
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.815% 9/25/35	936,500	879,654
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,490,032	1,455,745
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,700,000	1,545,769
Thornburg Mortgage Securities Trust, Series 2007-2, Class A1 FRN 0.400% 6/25/37	165,739	159,012

		7,060,582

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,248,035)		19,173,260

SOVEREIGN DEBT OBLIGATIONS — 2.2%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	135,272
Canada Government Bond CAD (b) 1.500% 12/01/12	100,000	102,802
Canada Government Bond CAD (b) 1.750% 3/01/13	300,000	309,128
Canada Government Bond CAD (b) 4.550% 12/15/12	100,000	107,874
Canada Housing Trust No. 1 CAD (a) (b) 2.450% 12/15/15	1,200,000	1,213,801
Canada Housing Trust No. 1 CAD (b) 3.350% 12/15/20	100,000	100,296
Canada Housing Trust No. 1 CAD (b) 4.000% 6/15/12	300,000	318,387
Instituto de Credito Oficial (Acquired 3/18/11, Cost $424,932) FRN EUR (a) (b) (c) 2.941% 3/25/14	300,000	424,633
Korea Finance Corp. 3.250% 9/20/16	100,000	96,922
Korea Housing Finance Corp. (d) 4.125% 12/15/15	400,000	406,755
Mexican Bonos MXN (b) 6.000% 6/18/15	800,000	65,306
Province of Ontario Canada 1.375% 1/27/14	200,000	199,472

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Russia Government International Bond STEP (d) 7.500% 3/31/30	$605,500	$705,789

		4,186,437

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,124,613)		4,186,437

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.4%
Pass-Through Securities — 12.4%
Federal National Mortgage Association Pool #AA4524 4.500% 3/01/24	711,012	745,757
Pool #930858 4.500% 4/01/24	223,983	234,928
Pool #931412 4.500% 6/01/24	854,399	896,151
Pool #974704 4.500% 4/01/38	17,580	17,946
Pool #AA0856 4.500% 1/01/39	86,861	88,507
Pool #AA1747 4.500% 1/01/39	202,109	205,938
Pool #AA0466 4.500% 2/01/39	348,041	354,635
Pool #AA4603 4.500% 4/01/39	894,318	911,261
Pool #AC1095 4.500% 7/01/39	890,606	907,757
Pool #931504 4.500% 7/01/39	394,307	401,900
Pool #932277 4.500% 12/01/39	345,025	352,101
Pool #AC8212 4.500% 12/01/39	123,313	125,649
Pool #932389 4.500% 1/01/40	508,607	518,243
Pool #AC5558 4.500% 1/01/40	1,212,527	1,235,498
Pool #AE2265 4.500% 3/01/40	502,816	512,342
Pool #AD3126 4.500% 4/01/40	975,187	993,662
Pool #AD3326 4.500% 4/01/40	853,178	869,341
Pool #AD4084 4.500% 5/01/40	559,635	570,238
Pool #AD5673 4.500% 5/01/40	260,245	265,175
Pool #AD8035 4.500% 8/01/40	477,191	486,231
Pool #AD9037 4.500% 10/01/40	53,179	54,186

	Principal Amount	Value
Pool #AE1372 4.500% 10/01/40	$99,850	$101,741
Pool #AE3461 4.500% 10/01/40	1,000,000	1,018,945
Pool #AH3358 4.500% 1/01/41	424,467	432,509
Pool #AH3459 4.500% 1/01/41	569,152	579,935
Pool #MA0640 4.500% 2/01/41	573,008	583,864
Pool #AH4108 4.500% 3/01/41	1,000,000	1,018,945
Pool #AH6475 4.500% 3/01/41	800,080	815,238
Pool #AH7801 4.500% 3/01/41	928,204	945,789
Pool #AH8594 4.500% 3/01/41	415,372	423,241
Pool #964072 5.500% 7/01/38	4,846,345	5,181,992
Pool #889955 5.500% 10/01/38	853,928	913,336
Federal National Mortgage Association TBA, Pool #45577 5.500% 4/01/35 (e)	1,000,000	1,066,211

		23,829,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $23,798,764)		23,829,192

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds & Notes — 1.3%
U.S. Treasury Inflation Index 2.000% 1/15/26	110,939	118,393
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	1,965,348	2,187,678
U.S. Treasury Inflation Index 2.500% 1/15/29	205,114	232,227

		2,538,298

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,616,669)		2,538,298

TOTAL BONDS & NOTES (Cost $121,015,588)		121,846,900

TOTAL LONG-TERM INVESTMENTS (Cost $122,115,588)		122,968,900

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 37.8%
Commercial Paper — 6.1%
Industrial & Commercial Bank of China Ltd. 0.750% 8/15/11	$400,000	$400,000
Industrial & Commercial Bank of China Ltd. 0.750% 8/18/11	500,000	500,000
Itau Unibanco SA 0.010% 2/06/12	1,600,000	1,577,564
Itau Unibanco SA 1.450% 12/05/11	300,000	297,036
Kells Funding LLC (a) 0.280% 6/10/11	2,000,000	1,998,910
Kells Funding LLC (a) 0.280% 7/08/11	800,000	799,390
Kells Funding LLC (a) 0.320% 8/01/11	700,000	699,241
Kells Funding LLC (a) 0.330% 5/05/11	1,500,000	1,499,533
Kells Funding LLC (a) 0.360% 9/07/11	500,000	499,200
Straight-A Funding (a) 0.210% 4/13/11	1,300,000	1,299,909
Straight-A Funding (a) 0.250% 5/02/11	1,500,000	1,499,677
Straight-A Funding (a) 0.250% 6/07/11	300,000	299,860
Straight-A Funding LLC (a) 0.250% 5/18/11	300,000	299,902

		11,670,222

Repurchase Agreements — 7.3%
Barclays Capital Repurchase Agreement, dated 3/31/11, 0.130%, due 4/01/11 (g)	11,200,000	11,200,000
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (h)	2,821,996	2,821,996

		14,021,996

U.S. Treasury Bills — 24.4%
U.S. Treasury Bill 0.140% 9/08/11	1,200,000	1,199,253
U.S. Treasury Bill 0.156% 8/25/11	1,700,000	1,698,905
U.S. Treasury Bill 0.164% 9/01/11	4,900,000	4,896,720
U.S. Treasury Bill (f) (i) 0.170% 8/04/11	20,000,000	19,988,121
U.S. Treasury Bill 0.175% 8/18/11	8,400,000	8,394,862

	Principal Amount	Value
U.S. Treasury Bill 0.186% 6/23/11	$1,400,000	$1,399,685
U.S. Treasury Bill 0.254% 8/25/11	1,400,000	1,399,120
U.S. Treasury Bill 0.298% 7/28/11	8,122,000	8,117,741

		47,094,407

TOTAL SHORT-TERM INVESTMENTS (Cost $72,786,625)		72,786,625

TOTAL INVESTMENTS — 101.6% (Cost $194,902,213) (j)		195,755,525

Other Assets/(Liabilities) — (1.6)%		(3,000,825)

NET ASSETS — 100.0%		$192,754,700

SECURITIES SOLD SHORT — (8.6)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (8.5)%
Pass-Through Securities — (8.5)%
Federal National Mortgage Association TBA Pool #14170 4.500% 2/01/39 (e)	(14,000,000)	(14,248,282)
Federal National Mortgage Association TBA Pool #45577 5.500% 4/01/35 (e)	(2,000,000)	(2,139,062)

		(16,387,344)

U.S. TREASURY OBLIGATIONS — (0.1)%
U.S. Treasury Bonds & Notes — (0.1)%
U.S. Treasury Note 3.625% 2/15/21	(100,000)	(101,430)

TOTAL SECURITIES SOLD SHORT — (8.6)% (Cost $(16,561,630))		(16,488,774)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $38,451,954 or 19.95% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2011, these securities amounted to a value of $4,314,801 or 2.24% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2011, these securities amounted to a value of $5,734,030 or 2.97% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts outstanding. (Note 2).
(g)	Maturity value of $11,200,040. Collateralized by U.S. Government Agency obligations with a rate of 8.750%, maturity date of 8/15/20, and an aggregate market value, including accrued interest, of $11,468,147.
(h)	Maturity value of $2,821,997. Collateralized by U.S. Government Agency obligations with a rate of 2.347%, maturity date of 3/01/34, and an aggregate market value, including accrued interest, of $2,878,790.
(i)	A portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.6%

COMMON STOCK — 100.6%
Advertising — 0.5%
APAC Customer Services, Inc. (a)	150,900	$906,909
Harte-Hanks, Inc.	40,790	485,401

		1,392,310

Aerospace & Defense — 0.7%
Cubic Corp.	14,490	833,175
Teledyne Technologies, Inc. (a)	19,200	992,832

		1,826,007

Airlines — 0.5%
Copa Holdings SA Class A	10,060	531,168
JetBlue Airways Corp. (a)	119,520	749,390

		1,280,558

Apparel — 2.4%
Under Armour, Inc. Class A (a)	97,660	6,645,763

Automotive & Parts — 1.0%
Commercial Vehicle Group, Inc. (a)	23,200	413,888
Meritor, Inc. (a)	87,570	1,486,063
Tenneco, Inc. (a)	17,100	725,895

		2,625,846

Banks — 1.6%
Boston Private Financial Holdings, Inc.	128,970	911,818
CVB Financial Corp.	93,240	868,065
International Bancshares Corp.	41,360	758,542
MB Financial, Inc.	35,770	749,739
PacWest Bancorp	35,200	765,600
Synovus Financial Corp.	175,700	421,680

		4,475,444

Beverages — 1.5%
Boston Beer Co., Inc. Class A (a)	23,500	2,176,570
Cott Corp. (a)	66,010	554,484
Green Mountain Coffee Roasters, Inc. (a)	22,960	1,483,446

		4,214,500

Biotechnology — 1.4%
Exelixis, Inc. (a)	71,900	812,470
Incyte Corp. (a)	50,890	806,606
Regeneron Pharmaceuticals, Inc. (a)	28,970	1,301,912
Seattle Genetics, Inc. (a)	65,520	1,020,146
Sequenom, Inc. (a)	1,105	6,995

		3,948,129

Building Materials — 0.8%
Eagle Materials, Inc.	21,120	639,091
Lennox International, Inc.	20,320	1,068,426
Trex Co., Inc. (a)	16,954	553,039

		2,260,556

	Number of Shares	Value
Chemicals — 1.2%
Ferro Corp. (a)	54,720	$907,805
Methanex Corp.	53,030	1,656,127
Olin Corp.	33,770	774,008

		3,337,940

Coal — 0.1%
James River Coal Co. (a)	16,880	407,990

Commercial Services — 6.0%
The Advisory Board Co. (a)	15,020	773,530
AerCap Holdings NV (a)	58,960	741,127
Capella Education Co. (a)	33,700	1,677,923
Convergys Corp. (a)	70,790	1,016,544
Corrections Corporation of America (a)	17,890	436,516
CoStar Group, Inc. (a)	39,500	2,475,860
Estacio Participacoes SA	37,550	609,484
Forrester Research, Inc.	13,000	497,770
Gartner, Inc. (a)	8,300	345,861
The Geo Group, Inc. (a)	20,400	523,056
Green Dot Corp. (a)	5,160	221,416
Healthspring, Inc. (a)	27,010	1,009,364
HMS Holdings Corp. (a)	8,400	687,540
Huron Consulting Group, Inc. (a)	34,140	945,337
Localiza Rent a Car SA	34,510	553,800
PAREXEL International Corp. (a)	16,017	398,823
Pharmaceutical Product Development, Inc.	28,110	778,928
RSC Holdings, Inc. (a)	26,160	376,181
SuccessFactors, Inc. (a)	24,110	942,460
TrueBlue, Inc. (a)	25,330	425,291
United Rentals, Inc. (a)	29,460	980,429
Weight Watchers International, Inc.	3,300	231,330

		16,648,570

Computers — 7.2%
Cadence Design Systems, Inc. (a)	72,810	709,897
Fortinet, Inc. (a)	21,360	939,840
LivePerson, Inc. (a)	12,300	155,472
LogMeIn, Inc. (a)	67,800	2,858,448
MICROS Systems, Inc. (a)	112,700	5,570,761
Quantum Corp. (a)	166,400	419,328
RealD, Inc. (a)	83,350	2,280,456
STEC, Inc. (a)	35,620	715,606
Stratasys, Inc. (a)	97,300	4,573,100
SYKES Enterprises, Inc. (a)	70,783	1,399,380
Syntel, Inc.	7,600	396,948

		20,019,236

Distribution & Wholesale — 1.7%
Beacon Roofing Supply, Inc. (a)	41,410	847,662
Ingram Micro, Inc. Class A (a)	48,560	1,021,217

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LKQ Corp. (a)	121,488	$2,927,861

		4,796,740

Diversified Financial — 4.2%
Evercore Partners, Inc. Class A	11,180	383,362
Financial Engines, Inc. (a)	30,560	842,234
Greenhill & Co., Inc.	57,300	3,769,767
National Financial Partners Corp. (a)	51,600	761,100
Portfolio Recovery Associates, Inc. (a)	67,500	5,746,275
Stifel Financial Corp. (a)	500	35,895

		11,538,633

Electric — 0.6%
IDACORP, Inc.	17,340	660,654
ITC Holdings Corp.	14,890	1,040,811

		1,701,465

Electrical Components & Equipment — 3.5%
A123 Systems, Inc. (a)	44,600	283,210
General Cable Corp. (a)	129,600	5,611,680
GrafTech International Ltd. (a)	130,900	2,700,467
SunPower Corp. Class B (a)	65,876	1,098,153

		9,693,510

Electronics — 2.4%
Celestica, Inc. (a)	92,580	992,458
Cymer, Inc. (a)	9,800	554,484
Jabil Circuit, Inc.	103,590	2,116,344
PerkinElmer, Inc.	89,330	2,346,699
Stoneridge, Inc. (a)	52,070	761,263

		6,771,248

Engineering & Construction — 0.4%
Aecom Technology Corp. (a)	25,430	705,174
Foster Wheeler AG (a)	10,680	401,782

		1,106,956

Entertainment — 1.4%
Bally Technologies, Inc. (a)	20,430	773,276
Churchill Downs, Inc.	20,240	839,960
Cinemark Holdings, Inc.	66,590	1,288,516
DreamWorks Animation SKG, Inc. Class A (a)	38,170	1,066,088

		3,967,840

Environmental Controls — 0.5%
Waste Connections, Inc.	49,000	1,410,710

Foods — 0.1%
The Fresh Market, Inc. (a)	8,460	319,280

Health Care – Products — 6.7%
Dexcom, Inc. (a)	121,500	1,885,680
Gen-Probe, Inc. (a)	13,930	924,256
HeartWare International, Inc. (a)	5,430	464,428
Masimo Corp.	97,200	3,217,320
NuVasive, Inc. (a)	139,060	3,520,999

	Number of Shares	Value
Stereotaxis, Inc. (a)	149,800	$579,726
Volcano Corp. (a)	158,240	4,050,944
Zoll Medical Corp. (a)	88,300	3,956,723

		18,600,076

Health Care – Services — 2.2%
Health Management Associates, Inc. Class A (a)	121,160	1,320,644
Healthways, Inc. (a)	108,600	1,669,182
Kindred Healthcare, Inc. (a)	45,160	1,078,421
WellCare Health Plans, Inc. (a)	46,270	1,941,026

		6,009,273

Holding Company – Diversified — 0.2%
Justice Holdings Ltd. (a)	25,818	408,995

Home Builders — 0.7%
Meritage Home Corp. (a)	32,310	779,640
Thor Industries, Inc.	32,610	1,088,196

		1,867,836

Home Furnishing — 2.4%
Tempur-Pedic International, Inc. (a)	107,570	5,449,496
TiVo, Inc. (a)	151,790	1,329,681

		6,779,177

Insurance — 0.4%
eHealth, Inc. (a)	56,450	750,785
Platinum Underwriters Holdings Ltd.	7,300	278,057

		1,028,842

Internet — 5.9%
Ancestry.com, Inc. (a)	10,680	378,606
Archipelago Learning, Inc. (a)	40,200	343,710
Ariba, Inc. (a)	17,690	603,937
BroadSoft, Inc. (a)	10,000	476,900
Constant Contact, Inc. (a)	142,800	4,983,720
DealerTrack Holdings, Inc. (a)	190,450	4,372,732
Dice Holdings, Inc. (a)	130,490	1,971,704
IAC/InterActiveCorp (a)	31,430	970,873
QuinStreet, Inc. (a)	24,880	565,522
S1 Corp. (a)	88,500	591,180
Shutterfly, Inc. (a)	9,500	497,420
TIBCO Software, Inc. (a)	20,670	563,257

		16,319,561

Leisure Time — 0.2%
Brunswick Corp.	25,810	656,348

Machinery – Diversified — 6.9%
Gardner Denver, Inc.	45,800	3,573,774
Graco, Inc.	75,300	3,425,397
Hollysys Automation Technologies Ltd. (a)	41,000	545,300
The Manitowoc Co., Inc.	69,900	1,529,412
Nordson Corp.	22,400	2,577,344
Sauer-Danfoss, Inc. (a)	5,200	264,836

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wabtec Corp.	104,700	$7,101,801

		19,017,864

Manufacturing — 1.6%
Acuity Brands, Inc.	51,700	3,023,933
FreightCar America, Inc. (a)	25,133	817,074
LSB Industries, Inc. (a)	11,530	457,049

		4,298,056

Media — 1.6%
Demand Media, Inc. (a)	16,000	376,800
FactSet Research Systems, Inc.	37,462	3,923,395

		4,300,195

Office Furnishings — 0.3%
Knoll, Inc.	37,610	788,306

Oil & Gas — 1.2%
Cabot Oil & Gas Corp.	11,200	593,264
Comstock Resources, Inc. (a)	40,870	1,264,518
Rosetta Resources, Inc. (a)	31,500	1,497,510

		3,355,292

Oil & Gas Services — 5.7%
Core Laboratories NV	21,100	2,155,787
Dresser-Rand Group, Inc. (a)	95,700	5,131,434
Dril-Quip, Inc. (a)	48,900	3,864,567
Global Industries Ltd. (a)	169,360	1,658,034
Helix Energy Solutions Group, Inc. (a)	57,320	985,904
Hornbeck Offshore Services, Inc. (a)	8,800	271,480
ION Geophysical Corp. (a)	91,133	1,156,478
Tidewater, Inc.	10,800	646,380

		15,870,064

Packaging & Containers — 0.5%
Silgan Holdings, Inc.	33,400	1,273,876

Pharmaceuticals — 1.5%
Amylin Pharmaceuticals, Inc. (a)	31,830	361,907
Ardea Biosciences, Inc. (a)	4,300	123,367
Auxilium Pharmaceuticals, Inc. (a)	11,400	244,758
Cadence Pharmaceuticals, Inc. (a)	61,700	568,257
Onyx Pharmaceuticals, Inc. (a)	7,900	277,922
Pharmasset, Inc. (a)	5,540	436,053
Salix Pharmaceuticals Ltd. (a)	25,280	885,559
SXC Health Solutions Corp. (a)	13,440	736,512
Targacept, Inc. (a)	21,000	558,390

		4,192,725

Real Estate Investment Trusts (REITS) — 1.3%
American Assets Trust, Inc.	30,400	646,608
Glimcher Realty Trust	77,270	714,748
MFA Financial, Inc.	77,110	632,302
Redwood Trust, Inc.	61,110	950,260
Sabra Health Care REIT, Inc.	44,480	783,293

		3,727,211

	Number of Shares	Value
Retail — 5.3%
AFC Enterprises, Inc (a)	17,980	$272,037
Big Lots, Inc. (a)	13,880	602,808
The Cheesecake Factory, Inc. (a)	29,380	884,044
The Children’s Place Retail Store, Inc. (a)	2,320	115,606
Columbia Sportswear Co.	58,630	3,483,795
Denny’s Corp. (a)	140,360	569,862
Dick’s Sporting Goods, Inc. (a)	14,990	599,300
Domino’s Pizza UK & IRL PLC	61,930	425,457
Domino’s Pizza, Inc. (a)	23,170	427,023
Hanesbrands, Inc. (a)	33,164	896,755
Liz Claiborne, Inc. (a)	152,650	822,783
Lumber Liquidators Holdings, Inc. (a)	15,290	382,097
Nu Skin Enterprises, Inc. Class A	22,760	654,350
Rush Enterprises, Inc. Class A (a)	1,150	22,770
The Talbots, Inc. (a)	74,900	452,396
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,660	561,196
Vera Bradley, Inc. (a)	22,500	949,725
Zumiez, Inc. (a)	97,300	2,571,639

		14,693,643

Semiconductors — 3.5%
Applied Micro Circuits Corp. (a)	42,080	436,790
Cavium Networks, Inc. (a)	16,300	732,359
Cypress Semiconductor Corp. (a)	22,630	438,569
Fairchild Semiconductor International, Inc. (a)	58,140	1,058,148
Microsemi Corp. (a)	37,890	784,702
Nanometrics, Inc. (a)	47,710	863,074
Netlogic Microsystems, Inc. (a)	12,200	512,644
ON Semiconductor Corp. (a)	99,380	980,881
QLogic Corp. (a)	44,980	834,379
Semtech Corp. (a)	92,500	2,314,350
Skyworks Solutions, Inc. (a)	22,640	733,989

		9,689,885

Software — 4.8%
Allscripts Healthcare Solutions, Inc. (a)	18,580	389,994
CommVault Systems, Inc. (a)	79,100	3,154,508
Concur Technologies, Inc. (a)	36,260	2,010,617
Emdeon, Inc. Class A (a)	59,660	961,122
hiSoft Technology International Ltd. Sponsored ADR (Cayman Islands) (a)	13,500	252,855
Parametric Technology Corp. (a)	19,590	440,579
Quest Software, Inc. (a)	10,130	257,201
RealPage, Inc. (a)	15,690	435,084
RightNow Technologies, Inc. (a)	32,760	1,025,388
SolarWinds, Inc. (a)	30,560	716,938
Synchronoss Technologies, Inc. (a)	79,000	2,745,250

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Totvs SA	20,800	$399,400
Velti PLC (a)	33,902	426,826

		13,215,762

Storage & Warehousing — 0.6%
Mobile Mini, Inc. (a)	64,800	1,556,496

Telecommunications — 4.0%
AAC Acoustic Technologies Holdings, Inc.	147,220	398,369
Acme Packet, Inc. (a)	7,920	562,003
ADTRAN, Inc.	12,510	531,175
Aruba Networks, Inc. (a)	81,730	2,765,743
Ciena Corp. (a)	16,320	423,667
DigitalGlobe, Inc. (a)	14,920	418,208
Finisar Corp. (a)	77,890	1,916,094
Ixia (a)	14,510	230,419
JDS Uniphase Corp. (a)	15,500	323,020
Polycom, Inc. (a)	18,210	944,188
tw telecom, inc. (a)	56,940	1,093,248
Vonage Holdings Corp. (a)	323,580	1,475,525

		11,081,659

Transportation — 3.4%
Con-way, Inc.	45,530	1,788,874
Genesee & Wyoming, Inc. Class A (a)	15,770	917,814
Gulfmark Offshore, Inc. Class A (a)	29,270	1,302,808
J.B. Hunt Transport Services, Inc.	68,290	3,101,732
Old Dominion Freight Line, Inc. (a)	17,065	598,811
Swift Transporation Co. (a)	68,610	1,008,567
Vitran Corp., Inc. (a)	20,260	285,463
Werner Enterprises, Inc.	20,080	531,517

		9,535,586

TOTAL COMMON STOCK (Cost $217,078,727)		278,655,959

TOTAL EQUITIES (Cost $217,078,727)		278,655,959

MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
iShares Russell 2000 Index Fund	33,389	2,810,352

TOTAL MUTUAL FUNDS (Cost $2,716,334)		2,810,352

TOTAL LONG-TERM INVESTMENTS (Cost $219,795,061)		281,466,311

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$2,574,939	$2,574,939

TOTAL SHORT-TERM INVESTMENTS (Cost $2,574,939)		2,574,939

TOTAL INVESTMENTS — 102.5% (Cost $222,370,000) (c)		284,041,250

Other Assets/(Liabilities) — (2.5)%		(6,897,757)

NET ASSETS — 100.0%		$277,143,493

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,574,940. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $2,633,991.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Aerospace & Defense — 2.7%
AAR Corp. (a)	3,654	$101,289
Aerovironment, Inc. (a)	1,416	49,518
Cubic Corp.	1,443	82,972
Curtiss-Wright Corp.	4,334	152,297
Esterline Technologies Corp. (a)	2,846	201,269
GenCorp, Inc. (a)	5,606	33,524
Kaman Corp.	2,422	85,254
Moog, Inc. Class A (a)	4,205	193,052
Orbital Sciences Corp. (a)	5,391	101,998
Teledyne Technologies, Inc. (a)	3,406	176,124
Triumph Group, Inc.	1,545	136,655

		1,313,952

Agriculture — 0.2%
Alliance One International, Inc. (a)	7,795	31,336
The Andersons, Inc.	1,728	84,188

		115,524

Airlines — 0.3%
Allegiant Travel Co.	1,394	61,071
SkyWest, Inc.	4,990	84,431

		145,502

Apparel — 2.2%
Carter’s, Inc. (a)	5,361	153,485
Crocs, Inc. (a)	8,189	146,092
Iconix Brand Group, Inc. (a)	6,795	145,957
K-Swiss, Inc. Class A (a)	2,579	29,065
Maidenform Brands, Inc. (a)	2,210	63,140
Oxford Industries, Inc.	1,289	44,071
Perry Ellis International, Inc. (a)	1,157	31,841
Quiksilver, Inc. (a)	11,929	52,726
Skechers U.S.A., Inc. Class A (a)	3,205	65,831
Steven Madden Ltd. (a)	2,149	100,852
True Religion Apparel, Inc. (a)	2,377	55,788
Volcom, Inc.	1,638	30,352
Wolverine World Wide, Inc.	4,595	171,302

		1,090,502

Automotive & Parts — 0.2%
Spartan Motors, Inc.	3,010	20,648
Standard Motor Products, Inc.	1,882	26,028
Superior Industries International, Inc.	2,123	54,434

		101,110

Banks — 5.6%
Bank Mutual Corp.	4,500	19,035
Bank of the Ozarks, Inc.	1,243	54,331
Boston Private Financial Holdings, Inc.	7,181	50,770
City Holding Co.	1,405	49,681

	Number of Shares	Value
Columbia Banking System, Inc.	3,622	$69,434
Community Bank System, Inc.	3,108	75,431
First BanCorp/Puerto Rico (a)	2,047	10,235
First Commonwealth Financial Corp.	8,663	59,342
First Financial Bancorp	5,404	90,193
First Financial Bankshares, Inc.	1,929	99,093
First Midwest Bancorp, Inc.	6,833	80,561
Glacier Bancorp, Inc.	6,614	99,541
Hancock Holding Co.	3,207	105,318
Hanmi Financial Corp. (a)	14,576	18,074
Home Bancshares, Inc.	2,083	47,388
Independent Bank Corp.	2,002	54,074
Nara Bancorp, Inc. (a)	3,625	34,872
National Penn Bancshares, Inc.	11,432	88,484
NBT Bancorp, Inc.	3,201	72,951
Old National Bancorp	8,839	94,754
Pinnacle Financial Partners, Inc. (a)	3,168	52,399
PrivateBancorp, Inc.	5,437	83,132
S&T Bancorp, Inc.	2,282	49,223
Signature Bank (a)	3,762	212,177
Simmons First National Corp. Class A	1,569	42,504
Sterling Bancorp	2,891	28,939
Sterling Bancshares, Inc.	9,513	81,907
Susquehanna Bancshares, Inc.	11,954	111,770
Texas Capital Bancshares, Inc. (a)	3,442	89,458
Tompkins Financial Corp.	768	31,910
Trustco Bank Corp. NY	7,300	43,289
UMB Financial Corp.	2,801	104,631
Umpqua Holdings Corp.	10,710	122,522
United Bankshares, Inc.	3,576	94,835
United Community Banks, Inc. (a)	9,016	21,368
Whitney Holding Corp.	8,930	121,627
Wilmington Trust Corp.	8,298	37,507
Wilshire Bancorp, Inc. (a)	1,857	9,099
Wintrust Financial Corp.	3,274	120,319

		2,732,178

Beverages — 0.3%
Boston Beer Co., Inc. Class A (a)	845	78,264
Peet’s Coffee & Tea, Inc. (a)	1,223	58,814

		137,078

Biotechnology — 1.0%
Affymetrix, Inc. (a)	6,405	33,370
Arqule, Inc. (a)	4,027	28,833
Cambrex Corp. (a)	2,576	14,168
CryoLife, Inc. (a)	2,593	15,817
Enzo Biochem, Inc. (a)	3,341	13,999
Integra LifeSciences Holdings (a)	1,932	91,616
Regeneron Pharmaceuticals, Inc. (a)	6,847	307,704

		505,507

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.4%
AAON, Inc.	1,122	$36,914
Apogee Enterprises, Inc.	2,625	34,624
Comfort Systems USA, Inc.	3,486	49,048
Drew Industries, Inc.	1,745	38,966
Eagle Materials, Inc.	4,079	123,431
Gibraltar Industries, Inc. (a)	2,864	34,167
NCI Building Systems, Inc. (a)	1,640	20,779
Quanex Building Products Corp.	3,440	67,527
Simpson Manufacturing Co., Inc.	3,694	108,825
Texas Industries, Inc.	2,592	117,236
Universal Forest Products, Inc.	1,777	65,127

		696,644

Chemicals — 1.5%
A. Schulman, Inc.	2,948	72,875
American Vanguard Corp.	2,100	18,228
Arch Chemicals, Inc.	2,336	97,154
Balchem Corp.	2,646	99,278
H.B. Fuller Co.	4,539	97,498
OM Group, Inc. (a)	2,892	105,674
PolyOne Corp.	8,798	125,020
Quaker Chemical Corp.	1,097	44,066
Stepan Co.	738	53,505
Zep, Inc.	1,967	34,245

		747,543

Commercial Services — 6.7%
ABM Industries, Inc.	4,435	112,605
American Public Education, Inc. (a)	1,748	70,707
AMN Healthcare Services, Inc. (a)	3,453	29,903
Arbitron, Inc.	2,543	101,796
Capella Education Co. (a)	1,516	75,482
Cardtronics, Inc. (a)	2,817	57,326
CDI Corp.	1,201	17,763
Chemed Corp.	1,971	131,288
Coinstar, Inc. (a)	2,972	136,474
Consolidated Graphics, Inc. (a)	925	50,533
Corinthian Colleges, Inc. (a)	7,625	33,703
Corvel Corp. (a)	616	32,759
Cross Country Healthcare, Inc. (a)	2,900	22,707
Exponent, Inc. (a)	1,279	57,056
Forrester Research, Inc.	1,339	51,270
The Geo Group, Inc. (a)	5,976	153,225
Healthcare Services Group, Inc.	6,109	107,396
Healthspring, Inc. (a)	6,074	226,985
Heartland Payment Systems, Inc.	3,600	63,108
Heidrick & Struggles International, Inc.	1,617	45,001
Hillenbrand, Inc.	5,813	124,979
HMS Holdings Corp. (a)	2,580	211,173
Insperity, Inc.	2,131	64,740
Kelly Services, Inc. Class A (a)	2,673	58,031
Kendle International, Inc. (a)	1,352	14,480
Landauer, Inc.	865	53,215

	Number of Shares	Value
Live Nation Entertainment, Inc. (a)	14,503	$145,030
MAXIMUS, Inc.	1,585	128,654
Medifast, Inc. (a)	1,294	25,557
Midas, Inc. (a)	1,311	10,055
Monro Muffler Brake, Inc.	2,847	93,894
Navigant Consulting, Inc. (a)	4,695	46,903
On Assignment, Inc. (a)	3,497	33,082
PAREXEL International Corp. (a)	5,425	135,082
Pre-Paid Legal Services, Inc. (a)	892	58,872
SFN Group, Inc. (a)	4,732	66,674
Startek, Inc. (a)	1,300	6,552
TeleTech Holdings, Inc. (a)	2,574	49,884
TrueBlue, Inc. (a)	4,142	69,544
Universal Technical Institute, Inc.	1,980	38,511
Viad Corp.	1,904	45,582
Wright Express Corp. (a)	3,561	184,602

		3,242,183

Computers — 2.1%
Agilysys, Inc. (a)	1,842	10,573
CACI International, Inc. Class A (a)	2,844	174,394
Ciber, Inc. (a)	6,428	43,068
Hutchinson Technology, Inc. (a)	2,421	6,827
iGate Corp.	2,735	51,336
Integral Systems, Inc. (a)	1,716	20,884
LogMeIn, Inc. (a)	1,514	63,830
Manhattan Associates, Inc. (a)	2,015	65,931
Mercury Computer Systems, Inc. (a)	2,758	58,359
MTS Systems Corp.	1,416	64,499
NCI, Inc. Class A (a)	781	19,033
Netscout Systems, Inc. (a)	3,290	89,883
Radiant Systems, Inc. (a)	3,066	54,268
RadiSys Corp. (a)	2,168	18,775
Stratasys, Inc. (a)	1,948	91,556
Super Micro Computer, Inc. (a)	2,327	37,325
SYKES Enterprises, Inc. (a)	3,807	75,264
Synaptics, Inc. (a)	3,178	85,870

		1,031,675

Distribution & Wholesale — 1.1%
Brightpoint, Inc. (a)	6,382	69,181
MWI Veterinary Supply, Inc. (a)	1,177	94,960
Pool Corp.	4,552	109,749
ScanSource, Inc. (a)	2,528	96,039
United Stationers, Inc.	2,138	151,905

		521,834

Diversified Financial — 1.7%
Interactive Brokers Group, Inc. Class A	3,855	61,256
Investment Technology Group, Inc. (a)	3,820	69,486
LaBranche & Co., Inc. (a)	3,401	13,366
National Financial Partners Corp. (a)	4,024	59,354
optionsXpress Holdings, Inc.	3,882	71,079
Piper Jaffray Cos., Inc. (a)	1,356	56,179

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Portfolio Recovery Associates, Inc. (a)	1,597	$135,953
Stifel Financial Corp. (a)	3,189	228,938
SWS Group, Inc.	2,679	16,262
TradeStation Group, Inc. (a)	3,865	27,132
World Acceptance Corp. (a)	1,470	95,844

		834,849

Electric — 1.7%
Allete, Inc.	2,914	113,559
Avista Corp.	5,304	122,681
Central Vermont Public Service Corp.	1,198	27,901
CH Energy Group, Inc.	1,459	73,738
El Paso Electric Co. (a)	3,910	118,864
NorthWestern Corp.	3,386	102,596
UIL Holdings Corp.	4,700	143,444
Unisource Energy Corp.	3,423	123,673

		826,456

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc. (a)	3,633	59,400
Belden, Inc.	4,405	165,408
Encore Wire Corp.	1,781	43,349
Greatbatch, Inc. (a)	2,200	58,212
Littelfuse, Inc.	2,080	118,768
Powell Industries, Inc. (a)	802	31,631
Vicor Corp.	1,855	30,589

		507,357

Electronics — 4.3%
American Science & Engineering, Inc.	853	78,783
Analogic Corp.	1,180	66,729
Badger Meter, Inc.	1,388	57,200
Bel Fuse, Inc. Class B	1,100	24,211
Benchmark Electronics, Inc. (a)	5,617	106,555
Brady Corp. Class A	4,913	175,345
Checkpoint Systems, Inc. (a)	3,710	83,401
CTS Corp.	3,289	35,521
Cymer, Inc. (a)	2,807	158,820
Daktronics, Inc.	3,281	35,271
Dionex Corp. (a)	1,616	190,769
Electro Scientific Industries, Inc. (a)	2,260	39,234
Faro Technologies, Inc. (a)	1,488	59,520
FEI Co. (a)	3,610	121,729
II-VI, Inc. (a)	2,387	118,753
Lo-Jack Corp. (a)	1,645	7,715
Methode Electronics, Inc.	3,366	40,661
Newport Corp. (a)	3,363	59,962
OSI Systems, Inc. (a)	1,766	66,278
Park Electrochemical Corp.	1,889	60,920
Plexus Corp. (a)	3,791	132,912
Pulse Electronics Corp.	3,799	22,984
Rofin-Sinar Technologies, Inc. (a)	2,644	104,438
Rogers Corp. (a)	1,471	66,283

	Number of Shares	Value
TTM Technologies, Inc. (a)	4,023	$73,058
Watts Water Technologies, Inc. Class A	2,749	104,984

		2,092,036

Energy – Alternate Sources — 0.1%
Headwaters, Inc. (a)	5,548	32,733

Engineering & Construction — 0.8%
Dycom Industries, Inc. (a)	3,230	56,008
Emcor Group, Inc. (a)	6,225	192,788
Insituform Technologies, Inc. Class A (a)	3,648	97,584
Orion Marine Group, Inc. (a)	2,605	27,978

		374,358

Entertainment — 0.3%
Pinnacle Entertainment, Inc. (a)	5,787	78,819
Shuffle Master, Inc. (a)	4,901	52,343

		131,162

Environmental Controls — 0.8%
Calgon Carbon Corp. (a)	5,283	83,894
Darling International, Inc. (a)	10,907	167,640
TETRA Technologies, Inc. (a)	5,756	142,116

		393,650

Foods — 2.3%
B&G Foods, Inc.	4,477	84,033
Cal-Maine Foods, Inc.	1,269	37,436
Calavo Growers, Inc.	1,095	23,926
Diamond Foods, Inc.	2,058	114,836
The Hain Celestial Group, Inc. (a)	4,018	129,701
J&J Snack Foods Corp.	1,353	63,686
Nash Finch Co.	1,111	42,151
Sanderson Farms, Inc.	1,741	79,947
Seneca Foods Corp. Class A (a)	867	25,897
Snyders-Lance, Inc.	4,415	87,638
Spartan Stores, Inc.	2,153	31,843
TreeHouse Foods, Inc. (a)	3,268	185,851
United Natural Foods, Inc. (a)	4,456	199,718

		1,106,663

Forest Products & Paper — 0.9%
Buckeye Technologies, Inc.	3,588	97,701
Clearwater Paper Corp. (a)	1,071	87,179
Deltic Timber Corp.	1,018	68,043
KapStone Paper and Packaging Corp. (a)	3,492	59,958
Neenah Paper, Inc.	1,380	30,319
Schweitzer-Mauduit International, Inc.	1,609	81,431
Wausau Paper Corp.	4,481	34,235

		458,866

Gas — 1.8%
The Laclede Group, Inc.	2,110	80,391
New Jersey Resources Corp.	3,861	165,830

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Northwest Natural Gas Co.	2,479	$114,356
Piedmont Natural Gas Co., Inc.	6,741	204,589
South Jersey Industries, Inc.	2,783	155,765
Southwest Gas Corp.	4,270	166,402

		887,333

Health Care – Products — 2.9%
Abaxis, Inc. (a)	2,045	58,978
American Medical Systems Holdings, Inc. (a)	7,073	153,060
Cantel Medical Corp.	1,192	30,694
CONMED Corp. (a)	2,662	69,957
Cyberonics, Inc. (a)	2,274	72,336
Haemonetics Corp. (a)	2,366	155,068
Hanger Orthopedic Group, Inc. (a)	3,104	80,797
ICU Medical, Inc. (a)	1,081	47,326
Invacare Corp.	2,999	93,329
Kensey Nash Corp. (a)	785	19,554
LCA-Vision, Inc. (a)	1,718	11,596
Meridian Bioscience, Inc.	3,814	91,498
Merit Medical Systems, Inc. (a)	2,589	50,796
Natus Medical, Inc. (a)	2,686	45,125
Palomar Medical Technologies, Inc. (a)	1,723	25,586
PSS World Medical, Inc. (a)	5,160	140,094
SurModics, Inc. (a)	1,714	21,425
Symmetry Medical, Inc. (a)	3,456	33,869
West Pharmaceutical Services, Inc.	3,082	137,981
Zoll Medical Corp. (a)	1,997	89,486

		1,428,555

Health Care – Services — 2.8%
Air Methods Corp. (a)	1,049	70,545
Almost Family, Inc. (a)	773	29,096
Amedisys, Inc. (a)	2,706	94,710
AMERIGROUP Corp. (a)	4,586	294,650
AmSurg Corp. (a)	2,915	74,158
Bio-Reference Laboratories, Inc. (a)	2,303	51,679
Centene Corp. (a)	4,643	153,126
The Ensign Group, Inc.	1,246	39,785
Gentiva Health Services, Inc. (a)	2,744	76,914
Healthways, Inc. (a)	3,210	49,338
The IPC Hospitalist Co. (a)	1,528	69,386
LHC Group, Inc. (a)	1,477	44,310
Magellan Health Services, Inc. (a)	3,072	150,774
Medcath Corp. (a)	1,835	25,598
Molina Healthcare, Inc. (a)	1,599	63,960
RehabCare Group, Inc. (a)	2,288	84,359

		1,372,388

Home Builders — 0.4%
M/I Homes, Inc. (a)	1,688	25,303
Meritage Home Corp. (a)	3,012	72,679
Skyline Corp.	574	11,509

	Number of Shares	Value
Standard Pacific Corp. (a)	9,241	$34,469
Winnebago Industries, Inc. (a)	2,676	35,778

		179,738

Home Furnishing — 0.5%
Audiovox Corp. Class A (a)	1,611	12,888
DTS, Inc. (a)	1,617	75,401
Ethan Allen Interiors, Inc.	2,704	59,218
La-Z-Boy, Inc. (a)	4,701	44,894
Universal Electronics, Inc. (a)	1,340	39,610

		232,011

Household Products — 0.6%
Blyth, Inc.	517	16,797
Central Garden & Pet Co. Class A (a)	4,872	44,871
Helen of Troy Ltd. (a)	2,839	83,467
Kid Brands, Inc. (a)	1,983	14,575
Prestige Brands Holdings, Inc. (a)	4,700	54,050
The Standard Register Co.	1,300	4,316
WD-40 Co.	1,589	67,278

		285,354

Housewares — 0.5%
National Presto Industries, Inc.	480	54,086
The Toro Co.	2,890	191,376

		245,462

Insurance — 2.3%
AMERISAFE, Inc. (a)	1,698	37,543
Delphi Financial Group, Inc. Class A	5,052	155,147
eHealth, Inc. (a)	2,063	27,438
Employers Holdings, Inc.	3,593	74,231
Horace Mann Educators Corp.	3,628	60,951
Infinity Property & Casualty Corp.	1,168	69,484
Meadowbrook Insurance Group, Inc.	4,944	51,170
The Navigators Group, Inc. (a)	1,145	58,968
Presidential Life Corp.	2,101	20,023
ProAssurance Corp. (a)	2,836	179,717
RLI Corp.	1,540	88,781
Safety Insurance Group, Inc.	1,379	63,586
Selective Insurance Group, Inc.	5,010	86,673
Stewart Information Services Corp.	1,684	17,648
Tower Group, Inc.	3,905	93,837
United Fire & Casualty Co.	1,916	38,722

		1,123,919

Internet — 1.8%
Blue Coat Systems, Inc. (a)	4,034	113,597
Blue Nile, Inc. (a)	1,357	73,264
Comscore, Inc. (a)	2,390	70,529
DealerTrack Holdings, Inc. (a)	3,788	86,972
eResearch Technology, Inc. (a)	4,118	27,879
InfoSpace, Inc. (a)	3,386	29,323
j2 Global Communications, Inc. (a)	4,269	125,978
The Knot, Inc. (a)	2,794	33,668

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Liquidity Services, Inc. (a)	1,622	$28,969
Nutrisystem, Inc.	2,502	36,254
PC-Tel, Inc. (a)	1,692	12,978
Perficient, Inc. (a)	2,782	33,412
Sourcefire, Inc. (a)	2,564	70,535
Stamps.com, Inc.	1,162	15,513
United Online, Inc.	8,003	50,459
Websense, Inc. (a)	3,775	86,712

		896,042

Investment Companies — 0.2%
Prospect Capital Corp.	8,225	100,427

Iron & Steel — 0.1%
Olympic Steel, Inc.	824	27,035

Leisure Time — 0.7%
Arctic Cat, Inc. (a)	1,149	17,867
Brunswick Corp.	8,302	211,120
Callaway Golf Co.	5,907	40,286
Interval Leisure Group, Inc. (a)	3,792	61,999
Multimedia Games, Inc. (a)	2,500	14,325

		345,597

Lodging — 0.1%
Marcus Corp.	2,086	22,738
Monarch Casino & Resort, Inc. (a)	1,016	10,566

		33,304

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	1,878	70,031

Machinery – Diversified — 1.7%
Albany International Corp. Class A	2,599	64,715
Applied Industrial Technologies, Inc.	3,536	117,607
Briggs & Stratton Corp.	4,678	105,957
Cascade Corp.	840	37,447
Cognex Corp.	3,829	108,169
Gerber Scientific, Inc. (a)	2,209	20,676
Intermec, Inc. (a)	4,517	48,739
Intevac, Inc. (a)	2,105	26,165
Lindsay Corp.	1,176	92,928
Robbins & Myers, Inc.	4,202	193,250

		815,653

Manufacturing — 3.0%
A.O. Smith Corp.	3,126	138,607
Actuant Corp. Class A	6,411	185,919
AZZ, Inc.	1,181	53,854
Barnes Group, Inc.	4,154	86,735
Ceradyne, Inc. (a)	2,324	104,766
CLARCOR, Inc.	4,681	210,317
EnPro Industries, Inc. (a)	1,920	69,734
ESCO Technologies, Inc.	2,444	93,239
Federal Signal Corp.	5,582	36,339
Griffon Corp. (a)	4,231	55,553
John Bean Technologies Corp.	2,700	51,921

	Number of Shares	Value
Koppers Holdings, Inc.	1,925	$82,197
LSB Industries, Inc. (a)	1,537	60,927
Lydall, Inc. (a)	1,558	13,851
Myers Industries, Inc.	3,341	33,176
Standex International Corp.	1,134	42,967
STR Holdings, Inc. (a)	3,868	74,188
Sturm, Ruger & Co., Inc.	1,712	39,325
Tredegar Corp.	2,174	46,915

		1,480,530

Media — 0.3%
DG FastChannel, Inc. (a)	2,223	71,625
The Dolan Co. (a)	2,883	34,999
The E.W. Scripps Co. Class A (a)	2,753	27,255

		133,879

Metal Fabricate & Hardware — 0.7%
A.M. Castle & Co. (a)	1,583	29,887
Circor International, Inc.	1,578	74,198
Kaydon Corp.	3,034	118,902
Lawson Products, Inc.	380	8,755
Mueller Industries, Inc.	3,542	129,708

		361,450

Mining — 0.9%
AMCOL International Corp.	2,389	85,956
Century Aluminum Co. (a)	5,315	99,284
Kaiser Aluminum Corp.	1,395	68,704
Materion Corp. (a)	1,911	77,969
RTI International Metals, Inc. (a)	2,806	87,407

		419,320

Office Furnishings — 0.2%
Interface, Inc. Class A	6,029	111,476

Oil & Gas — 2.3%
Contango Oil & Gas Co. (a)	1,175	74,307
GeoResources, Inc. (a)	1,660	51,908
Gulfport Energy Corp. (a)	3,452	124,790
Holly Corp.	4,098	248,994
Penn Virginia Corp.	4,231	71,758
Petroleum Development Corp. (a)	2,172	104,278
PetroQuest Energy, Inc. (a)	5,220	48,859
Pioneer Drilling Co. (a)	4,966	68,531
Stone Energy Corp. (a)	4,524	150,966
Swift Energy Co. (a)	3,909	166,836

		1,111,227

Oil & Gas Services — 3.2%
Basic Energy Services, Inc. (a)	2,130	54,336
CARBO Ceramics, Inc.	1,777	250,770
Gulf Island Fabrication, Inc.	1,332	42,850
Hornbeck Offshore Services, Inc. (a)	2,134	65,834
ION Geophysical Corp. (a)	14,278	181,188
Lufkin Industries, Inc.	2,859	267,231
Matrix Service Co. (a)	2,392	33,249

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil States International, Inc. (a)	4,720	$359,381
SEACOR Holdings, Inc.	1,992	184,180
TETRA Technologies, Inc. (a)	7,157	110,218

		1,549,237

Pharmaceuticals — 2.6%
Align Technology, Inc. (a)	6,360	130,253
Catalyst Health Solutions, Inc. (a)	3,622	202,578
Cubist Pharmaceuticals, Inc. (a)	5,482	138,366
Emergent Biosolutions, Inc. (a)	1,972	47,644
Hi-Tech Pharmacal Co., Inc. (a)	896	18,036
Neogen Corp. (a)	2,142	88,636
Par Pharmaceutical Cos., Inc. (a)	3,341	103,838
PetMed Express, Inc.	2,046	32,450
PharMerica Corp. (a)	2,786	31,872
Questcor Pharmaceuticals, Inc. (a)	5,843	84,198
Salix Pharmaceuticals Ltd. (a)	5,431	190,248
Savient Pharmaceuticals, Inc. (a)	6,645	70,437
ViroPharma, Inc. (a)	7,296	145,190

		1,283,746

Real Estate — 0.1%
Forestar Real Esate Group, Inc. (a)	3,298	62,728

Real Estate Investment Trusts (REITS) — 7.5%
Acadia Realty Trust	3,766	71,253
BioMed Realty Trust, Inc.	12,234	232,691
Cedar Shopping Centers, Inc.	4,426	26,689
Colonial Properties Trust	7,533	145,010
DiamondRock Hospitality Co.	15,577	173,995
Eastgroup Properties	2,515	110,585
Entertainment Properties Trust	4,294	201,045
Extra Space Storage, Inc.	8,210	170,029
Franklin Street Properties Corp.	6,640	93,425
Getty Realty Corp.	2,363	54,065
Healthcare Realty Trust, Inc.	6,273	142,397
Home Properties, Inc.	3,534	208,329
Inland Real Estate Corp.	7,085	67,591
Kilroy Realty Corp.	4,858	188,636
Kite Realty Group Trust	5,878	31,212
LaSalle Hotel Properties	7,043	190,161
Lexington Realty Trust	11,608	108,535
LTC Properties, Inc.	2,775	78,643
Medical Properties Trust, Inc.	10,286	119,009
Mid-America Apartment Communities, Inc.	3,316	212,887
National Retail Properties, Inc.	7,737	202,168
Parkway Properties, Inc.	2,092	35,564
Pennsylvania Real Estate Investment Trust	5,121	73,077
Post Properties, Inc.	4,583	179,883
PS Business Parks, Inc.	1,743	100,989
Saul Centers, Inc.	1,086	48,381
Sovran Self Storage, Inc.	2,585	102,237

	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.	7,590	$199,162
Universal Health Realty Income Trust	1,162	47,096
Urstadt Biddle Properties, Inc. Class A	2,116	40,246

		3,654,990

Retail — 8.1%
Big 5 Sporting Goods Corp.	2,071	24,686
Biglari Holdings, Inc. (a)	131	55,485
BJ’s Restaurants, Inc. (a)	2,126	83,615
Brown Shoe Co., Inc.	4,135	50,530
The Buckle, Inc.	2,433	98,293
Buffalo Wild Wings, Inc. (a)	1,697	92,368
Cabela’s, Inc. (a)	3,766	94,188
California Pizza Kitchen, Inc. (a)	2,300	38,824
Casey’s General Stores, Inc.	3,539	138,021
Cash America International, Inc.	2,752	126,730
The Cato Corp. Class A	2,709	66,370
CEC Entertainment, Inc.	1,897	71,574
The Children’s Place Retail Store, Inc. (a)	2,427	120,937
Christopher & Banks Corp.	3,400	22,032
Coldwater Creek, Inc. (a)	5,802	15,317
Cracker Barrel Old Country Store, Inc.	2,176	106,929
DineEquity, Inc. (a)	1,449	79,666
EZCORP, Inc. Class A (a)	4,676	146,780
The Finish Line, Inc. Class A	4,962	98,496
First Cash Financial Services, Inc. (a)	2,909	112,287
Fred’s, Inc. Class A	3,721	49,564
Genesco, Inc. (a)	2,195	88,239
Group 1 Automotive, Inc.	2,207	94,460
Haverty Furniture Cos., Inc.	1,800	23,868
Hibbett Sports, Inc. (a)	2,564	91,817
Hot Topic, Inc.	4,306	24,544
HSN, Inc. (a)	3,623	116,045
Insight Enterprises, Inc. (a)	4,336	73,842
Jack in the Box, Inc. (a)	4,715	106,936
Jos. A. Bank Clothiers, Inc. (a)	2,563	130,405
Kirkland’s, Inc. (a)	1,494	23,067
Lithia Motors, Inc. Class A	2,116	30,851
Liz Claiborne, Inc. (a)	8,856	47,734
Lumber Liquidators Holdings, Inc. (a)	2,137	53,404
MarineMax, Inc. (a)	2,207	21,761
The Men’s Wearhouse, Inc.	4,878	131,999
Movado Group, Inc. (a)	1,620	23,782
O’Charley’s, Inc. (a)	1,771	10,573
OfficeMax, Inc. (a)	7,923	102,524
P.F. Chang’s China Bistro, Inc.	2,145	99,077
Papa John’s International, Inc. (a)	1,831	57,988
The Pep Boys-Manny, Moe & Jack	4,839	61,504
Red Robin Gourmet Burgers, Inc. (a)	1,497	40,269
Ruby Tuesday, Inc. (a)	6,040	79,184
Ruth’s Hospitality Group, Inc. (a)	2,712	13,994
School Specialty, Inc. (a)	1,424	20,363

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sonic Automotive, Inc. Class A	3,364	$47,130
Sonic Corp. (a)	5,615	50,816
Stage Stores, Inc.	3,330	64,003
Stein Mart, Inc.	2,464	24,911
Texas Roadhouse, Inc.	5,459	92,748
Tuesday Morning Corp. (a)	3,160	15,484
Vitamin Shoppe, Inc. (a)	2,365	80,008
World Fuel Services Corp.	6,471	262,787
Zale Corp. (a)	1,871	7,465
Zumiez, Inc. (a)	1,967	51,988

		3,958,262

Savings & Loans — 0.3%
Brookline Bancorp, Inc.	5,523	58,157
Dime Community Bancshares, Inc.	2,620	38,671
Provident Financial Services, Inc.	4,710	69,708

		166,536

Semiconductors — 4.2%
ATMI, Inc. (a)	2,955	55,790
Brooks Automation, Inc. (a)	6,065	83,272
Cabot Microelectronics Corp. (a)	2,146	112,128
Ceva, Inc. (a)	2,030	54,262
Cohu, Inc.	2,266	34,806
Diodes, Inc. (a)	3,342	113,829
DSP Group, Inc. (a)	2,123	16,347
Exar Corp. (a)	4,184	25,188
Hittite Microwave Corp. (a)	2,321	148,010
Kopin Corp. (a)	5,841	26,810
Kulicke & Soffa Industries, Inc. (a)	6,541	61,158
Micrel, Inc.	4,656	62,763
Microsemi Corp. (a)	7,973	165,121
MKS Instruments, Inc.	4,826	160,706
Monolithic Power Systems, Inc. (a)	3,290	46,685
Pericom Semiconductor Corp. (a)	2,210	22,918
Power Integrations, Inc.	2,678	102,648
Rudolph Technologies, Inc. (a)	2,923	31,978
Sigma Designs, Inc. (a)	2,600	33,670
Standard Microsystems Corp. (a)	2,145	52,896
Supertex, Inc. (a)	1,216	27,092
Tessera Technologies, Inc. (a)	4,706	85,932
TriQuint Semiconductor, Inc. (a)	15,111	195,083
Ultratech, Inc. (a)	2,363	69,472
Veeco Instruments, Inc. (a)	3,774	191,870
Volterra Semiconductor Corp. (a)	2,263	56,190

		2,036,624

Software — 4.1%
Avid Technology, Inc. (a)	2,714	60,522
Blackbaud, Inc.	4,168	113,536
Bottomline Technologies, Inc. (a)	3,067	77,104
CommVault Systems, Inc. (a)	4,027	160,597
Computer Programs & Systems, Inc.	1,007	64,730
CSG Systems International, Inc. (a)	3,249	64,785

	Number of Shares	Value
Digi International, Inc. (a)	2,424	$25,597
Ebix, Inc. (a)	3,604	85,235
Epicor Software Corp. (a)	4,185	46,328
EPIQ Systems, Inc.	2,880	41,357
Interactive Intelligence, Inc. (a)	1,260	48,775
JDA Software Group, Inc. (a)	3,926	118,801
MicroStrategy, Inc. Class A (a)	758	101,936
Omnicell, Inc. (a)	3,094	47,153
Progress Software Corp. (a)	6,230	181,231
Quality Systems, Inc.	1,791	149,262
RightNow Technologies, Inc. (a)	2,190	68,547
Smith Micro Software, Inc. (a)	2,915	27,284
Synchronoss Technologies, Inc. (a)	2,321	80,655
SYNNEX Corp. (a)	2,228	72,922
Take-Two Interactive Software, Inc. (a)	7,971	122,514
Taleo Corp. Class A (a)	3,809	135,791
THQ, Inc. (a)	6,496	29,622
Tyler Technologies, Inc. (a)	2,316	54,912

		1,979,196

Storage & Warehousing — 0.2%
Mobile Mini, Inc. (a)	3,443	82,701

Telecommunications — 2.6%
Anixter International, Inc.	2,645	184,859
Arris Group, Inc. (a)	11,276	143,656
Atlantic Tele-Network, Inc.	857	31,872
Black Box Corp.	1,680	59,052
Cbeyond, Inc. (a)	2,941	34,322
Cincinnati Bell, Inc. (a)	18,230	48,856
Comtech Telecommunications Corp.	2,557	69,499
EMS Technologies, Inc. (a)	1,394	27,399
General Communication, Inc. Class A (a)	3,502	38,312
Harmonic, Inc. (a)	9,271	86,962
NETGEAR, Inc. (a)	3,375	109,485
Network Equipment Technologies, Inc. (a)	3,000	11,310
Neutral Tandem, Inc. (a)	3,014	44,457
Novatel Wireless, Inc. (a)	3,091	16,877
NTELOS Holdings Corp.	2,806	51,658
Oplink Communications, Inc. (a)	1,853	36,115
Symmetricom, Inc. (a)	4,228	25,918
Tekelec (a)	6,490	52,699
Tollgrade Communications, Inc. (a)	939	9,465
USA Mobility, Inc.	2,069	29,980
ViaSat, Inc. (a)	3,866	154,021

		1,266,774

Textiles — 0.3%
G&K Services, Inc. Class A	1,717	57,090
UniFirst Corp.	1,358	71,988

		129,078

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc. (a)	2,471	$47,814
RC2 Corp. (a)	1,981	55,666

		103,480

Transportation — 1.6%
Arkansas Best Corp.	2,411	62,493
Bristow Group, Inc. (a)	3,373	159,543
Forward Air Corp.	2,687	82,303
Heartland Express, Inc.	4,664	81,900
Hub Group, Inc. Class A (a)	3,484	126,086
Knight Transportation, Inc.	5,765	110,976
Old Dominion Freight Line, Inc. (a)	3,880	136,149

		759,450

Water — 0.1%
American States Water Co.	1,713	61,428

TOTAL COMMON STOCK (Cost $44,653,951)		47,894,323

TOTAL EQUITIES (Cost $44,653,951)		47,894,323

MUTUAL FUNDS — 0.1%
Diversified Financial — 0.1%
iShares S&P SmallCap 600 Index Fund	323	23,763

TOTAL MUTUAL FUNDS (Cost $20,130)		23,763

TOTAL LONG-TERM INVESTMENTS (Cost $44,674,081)		47,918,086

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$556,803	556,803

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill, 0.096%, due 5/05/11 (c)	10,000	9,999
U.S. Treasury Bill, 0.118%, due 5/05/11 (c)	10,000	9,999
U.S. Treasury Bill, 0.168%, due 5/05/11 (c)	40,000	39,994

		59,992

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $616,795)	$616,795

TOTAL INVESTMENTS — 99.6% (Cost $45,290,876) (d)	48,534,881

Other Assets/(Liabilities) — 0.4%	175,631

NET ASSETS — 100.0%	$48,710,512

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $556,803. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $568,909.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.2%
Aerospace & Defense — 0.8%
Kaman Corp.	18,000	$633,600
Kratos Defense & Security Solutions, Inc. (a)	20,700	294,768

		928,368

Agriculture — 0.3%
Alliance One International, Inc. (a)	80,300	322,806

Airlines — 1.2%
Alaska Air Group, Inc. (a)	22,000	1,395,240

Banks — 6.0%
Columbia Banking System, Inc.	18,600	356,562
East West Bancorp, Inc.	74,100	1,627,236
Glacier Bancorp, Inc.	50,100	754,005
Home Bancshares, Inc.	33,070	752,342
Signature Bank (a)	13,800	778,320
SVB Financial Group (a)	27,000	1,537,110
Wintrust Financial Corp.	27,900	1,025,325

		6,830,900

Biotechnology — 0.6%
Exelixis, Inc. (a)	61,500	694,950

Building Materials — 2.1%
Comfort Systems USA, Inc.	33,800	475,566
Drew Industries, Inc.	35,400	790,482
Gibraltar Industries, Inc. (a)	41,900	499,867
Universal Forest Products, Inc.	18,900	692,685

		2,458,600

Chemicals — 2.8%
American Vanguard Corp.	34,800	302,064
Arch Chemicals, Inc.	24,750	1,029,353
Innospec, Inc. (a)	40,500	1,293,570
Minerals Technologies, Inc.	8,600	589,272

		3,214,259

Coal — 0.5%
Cloud Peak Energy, Inc. (a)	26,700	576,453

Commercial Services — 5.9%
Aaron’s, Inc.	91,000	2,307,760
Electro Rent Corp.	48,300	829,794
FTI Consulting, Inc. (a)	15,000	574,950
Landauer, Inc.	9,200	565,984
McGrath Rentcorp	45,400	1,238,058
Navigant Consulting, Inc. (a)	47,800	477,522
On Assignment, Inc. (a)	64,000	605,440
Startek, Inc. (a)	35,200	177,408

		6,776,916

Computers — 0.3%
Xyratex Ltd. (a)	25,500	285,090

	Number of Shares	Value
Distribution & Wholesale — 3.5%
Beacon Roofing Supply, Inc. (a)	76,000	$1,555,720
Owens & Minor, Inc.	55,350	1,797,768
Pool Corp.	27,900	672,669

		4,026,157

Diversified Financial — 3.0%
GFI Group, Inc.	137,000	687,740
JMP Group, Inc.	24,900	214,389
Piper Jaffray Cos., Inc. (a)	10,100	418,443
Stifel Financial Corp. (a)	29,150	2,092,679

		3,413,251

Electric — 3.0%
Black Hills Corp.	14,700	491,568
Cleco Corp.	30,850	1,057,846
El Paso Electric Co. (a)	38,200	1,161,280
The Empire District Electric Co.	9,300	202,647
NorthWestern Corp.	18,800	569,640

		3,482,981

Electrical Components & Equipment — 2.4%
Advanced Energy Industries, Inc. (a)	40,400	660,540
Belden, Inc.	26,100	980,055
Littelfuse, Inc.	19,300	1,102,030

		2,742,625

Electronics — 3.3%
Analogic Corp.	9,140	516,867
Cymer, Inc. (a)	17,200	973,176
Electro Scientific Industries, Inc. (a)	20,900	362,824
Methode Electronics, Inc.	21,300	257,304
Newport Corp. (a)	31,000	552,730
Woodward, Inc.	32,000	1,105,920

		3,768,821

Engineering & Construction — 1.1%
Insituform Technologies, Inc. Class A (a)	40,700	1,088,725
Sterling Construction Co., Inc. (a)	11,200	189,056

		1,277,781

Entertainment — 0.5%
Ascent Media Corp. Series A (a)	12,500	610,625

Environmental Controls — 1.5%
Mine Safety Appliances Co.	16,000	586,720
Waste Connections, Inc.	38,450	1,106,976

		1,693,696

Foods — 0.6%
Nash Finch Co.	17,800	675,332

Forest Products & Paper — 3.3%
Clearwater Paper Corp. (a)	11,700	952,380
Deltic Timber Corp.	15,400	1,029,336
Potlatch Corp.	34,250	1,376,850

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wausau Paper Corp.	47,800	$365,192

		3,723,758

Gas — 1.1%
Southwest Gas Corp.	21,000	818,370
Vectren Corp.	14,600	397,120

		1,215,490

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	7,000	323,400

Health Care – Products — 1.5%
AngioDynamics, Inc. (a)	25,700	388,584
Quidel Corp. (a)	27,000	322,920
West Pharmaceutical Services, Inc.	21,900	980,463

		1,691,967

Health Care – Services — 1.1%
National Healthcare Corp.	16,000	743,840
Triple-S Management Corp. Class B (a)	24,300	500,094

		1,243,934

Home Builders — 1.4%
M/I Homes, Inc. (a)	18,200	272,818
Meritage Home Corp. (a)	32,100	774,573
Winnebago Industries, Inc. (a)	43,900	586,943

		1,634,334

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	13,500	295,650
Stanley Furniture Co., Inc. (a)	26,400	145,728

		441,378

Household Products — 0.3%
CSS Industries, Inc.	21,000	395,850

Insurance — 4.3%
Alterra Capital Holdings Ltd.	33,400	746,156
Employers Holdings, Inc.	18,400	380,144
Fortegra Financial Corp. (a)	10,000	113,600
Markel Corp. (a)	1,620	671,409
National Interstate Corp.	30,200	629,670
ProAssurance Corp. (a)	29,600	1,875,752
Radian Group, Inc.	80,100	545,481

		4,962,212

Internet — 0.6%
Websense, Inc. (a)	30,150	692,546

Investment Companies — 0.3%
Ares Capital Corp.	17,700	299,130

Iron & Steel — 0.8%
Carpenter Technology Corp.	22,250	950,298

Leisure Time — 0.3%
Brunswick Corp.	14,200	361,106

Lodging — 0.7%
Orient-Express Hotels Ltd. (a)	68,500	847,345

	Number of Shares	Value
Machinery – Construction & Mining — 0.4%
Astec Industries, Inc. (a)	12,600	$469,854

Machinery – Diversified — 5.1%
Cascade Corp.	12,600	561,708
Cognex Corp.	10,600	299,450
IDEX Corp.	27,500	1,200,375
Nordson Corp.	21,400	2,462,284
Robbins & Myers, Inc.	27,800	1,278,522

		5,802,339

Manufacturing — 3.5%
Ameron International Corp.	11,100	774,669
AptarGroup, Inc.	32,100	1,609,173
Matthews International Corp. Class A	29,450	1,135,297
Myers Industries, Inc.	49,900	495,507

		4,014,646

Media — 0.6%
The Dolan Co. (a)	25,100	304,714
Saga Communications, Inc. Class A (a)	11,200	389,536

		694,250

Metal Fabricate & Hardware — 1.3%
Circor International, Inc.	16,800	789,936
Sims Group Ltd. Sponsored ADR (Australia)	39,000	707,850

		1,497,786

Mining — 2.3%
AMCOL International Corp.	19,300	694,414
Franco-Nevada Corp.	21,800	800,270
North American Palladium Ltd. (a)	54,600	354,354
Royal Gold, Inc.	14,000	733,600

		2,582,638

Oil & Gas — 4.2%
Atwood Oceanics, Inc. (a)	12,500	580,375
Forest Oil Corp. (a)	19,650	743,359
Hercules Offshore, Inc. (a)	42,100	278,281
Northern Oil and Gas, Inc. (a)	40,000	1,068,000
Oasis Petroleum, Inc. (a)	40,800	1,290,096
Penn Virginia Corp.	51,200	868,352

		4,828,463

Oil & Gas Services — 2.2%
CARBO Ceramics, Inc.	9,900	1,397,088
TETRA Technologies, Inc. (a)	57,700	888,580
Union Drilling, Inc. (a)	19,400	198,850

		2,484,518

Real Estate Investment Trusts (REITS) — 6.6%
Acadia Realty Trust	34,700	656,524
CBL & Associates Properties, Inc.	89,800	1,564,316
Cedar Shopping Centers, Inc.	40,500	244,215
First Potomac Realty Trust	52,600	828,450

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kilroy Realty Corp.	31,100	$1,207,613
LaSalle Hotel Properties	37,550	1,013,850
Parkway Properties, Inc.	13,800	234,600
Pebblebrook Hotel Trust	37,500	830,625
Washington Real Estate Investment Trust	32,000	994,880

		7,575,073

Retail — 2.4%
Fred’s, Inc. Class A	33,700	448,884
Haverty Furniture Cos., Inc.	40,300	534,378
MarineMax, Inc. (a)	35,100	346,086
The Men’s Wearhouse, Inc.	27,600	746,856
PriceSmart, Inc.	1,100	40,304
Stein Mart, Inc.	64,600	653,106

		2,769,614

Semiconductors — 2.1%
ATMI, Inc. (a)	19,200	362,496
Brooks Automation, Inc. (a)	39,000	535,470
Cabot Microelectronics Corp. (a)	11,300	590,425
Teradyne, Inc. (a)	50,700	902,967

		2,391,358

Software — 2.2%
Accelrys, Inc. (a)	27,410	219,280
Progress Software Corp. (a)	50,925	1,481,408
SYNNEX Corp. (a)	25,400	831,342

		2,532,030

Telecommunications — 1.6%
Ixia (a)	54,300	862,284
Premiere Global Services, Inc. (a)	57,000	434,340
Sonus Networks, Inc. (a)	132,000	496,320

		1,792,944

Textiles — 0.8%
Culp, Inc. (a)	22,900	212,513
G&K Services, Inc. Class A	22,200	738,150

		950,663

Transportation — 6.1%
Genesee & Wyoming, Inc. Class A (a)	33,250	1,935,150
Kirby Corp. (a)	33,050	1,893,434
Landstar System, Inc.	45,050	2,057,884
Overseas Shipholding Group, Inc.	8,100	260,334
UTI Worldwide, Inc.	44,300	896,632

		7,043,434

TOTAL COMMON STOCK (Cost $76,609,726)		111,387,209

CONVERTIBLE PREFERRED STOCK — 0.5%
Banks — 0.1%
East West Bancorp, Inc., Series A 8.000%	100	154,000

	Number of Shares	Value
Insurance — 0.4%
Assured Guaranty Ltd. 8.500%	7,400	$463,928

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $522,016)		617,928

TOTAL EQUITIES (Cost $77,131,742)		112,005,137

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
iShares Russell 2000 Value Index Fund	7,000	527,660
T. Rowe Price Reserve Investment Fund	1,141	1,141

		528,801

TOTAL MUTUAL FUNDS (Cost $464,680)		528,801

TOTAL LONG-TERM INVESTMENTS (Cost $77,596,422)		112,533,938

	Principal Amount

SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$2,085,245	2,085,245

TOTAL SHORT-TERM INVESTMENTS (Cost $2,085,245)		2,085,245

TOTAL INVESTMENTS — 100.0% (Cost $79,681,667) (c)		114,619,183

Other Assets/(Liabilities) — (0.0)%		(37,305)

NET ASSETS — 100.0%		$114,581,878

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,085,245. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,129,261.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

March 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Agriculture — 0.9%
Bunge Ltd.	25,700	$1,858,881

Airlines — 0.6%
Alaska Air Group, Inc. (a)	20,550	1,303,281

Apparel — 1.0%
The Jones Group, Inc.	150,500	2,069,375

Automotive & Parts — 2.8%
Cooper Tire & Rubber Co.	74,700	1,923,525
Dana Holding Corp. (a)	100,100	1,740,739
Federal-Mogul Corp. (a)	4,543	113,121
TRW Automotive Holdings Corp. (a)	33,800	1,861,704

		5,639,089

Banks — 6.6%
Associated Banc-Corp.	81,900	1,216,215
CapitalSource, Inc.	350,100	2,464,704
Comerica, Inc.	65,600	2,408,832
Popular, Inc. (a)	631,233	1,836,888
Susquehanna Bancshares, Inc.	135,625	1,268,094
Umpqua Holdings Corp.	113,200	1,295,008
Webster Financial Corp.	57,500	1,232,225
Whitney Holding Corp.	124,800	1,699,776

		13,421,742

Beverages — 1.3%
Constellation Brands, Inc. Class A (a)	134,250	2,722,590

Building Materials — 0.6%
Masco Corp.	94,000	1,308,480

Chemicals — 3.5%
Arch Chemicals, Inc.	53,720	2,234,215
Cytec Industries, Inc.	21,600	1,174,392
Huntsman Corp.	145,450	2,527,921
PolyOne Corp.	91,000	1,293,110

		7,229,638

Commercial Services — 1.9%
Convergys Corp. (a)	164,400	2,360,784
Kelly Services, Inc. Class A (a)	67,000	1,454,570

		3,815,354

Computers — 0.6%
NCR Corp. (a)	64,000	1,205,760

Distribution & Wholesale — 1.2%
WESCO International, Inc. (a)	40,400	2,525,000

Diversified Financial — 0.9%
MF Global (Holdings) Ltd. (a)	220,400	1,824,912

Electric — 5.8%
CMS Energy Corp.	120,700	2,370,548
NV Energy, Inc.	165,800	2,468,762

	Number of Shares	Value
Pepco Holdings, Inc.	129,000	$2,405,850
Portland General Electric Co.	98,625	2,344,316
Unisource Energy Corp.	63,900	2,308,707

		11,898,183

Electrical Components & Equipment — 2.0%
EnerSys (a)	40,100	1,593,975
General Cable Corp. (a)	56,000	2,424,800

		4,018,775

Electronics — 5.0%
Arrow Electronics, Inc. (a)	47,000	1,968,360
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	205,766	1,806,625
Avnet, Inc. (a)	54,700	1,864,723
Flextronics International Ltd. (a)	253,500	1,893,645
Thomas & Betts Corp. (a)	44,100	2,622,627

		10,155,980

Foods — 3.0%
Dole Food Co., Inc. (a)	127,000	1,731,010
Smithfield Foods, Inc. (a)	121,000	2,911,260
Tyson Foods, Inc. Class A	75,400	1,446,926

		6,089,196

Gas — 4.9%
Atmos Energy Corp.	72,900	2,485,890
NiSource, Inc.	130,225	2,497,716
Southern Union Co.	91,700	2,624,454
UGI Corp.	73,100	2,404,990

		10,013,050

Health Care – Products — 1.3%
Kinetic Concepts, Inc. (a)	48,200	2,623,044

Health Care – Services — 4.3%
AMERIGROUP Corp. (a)	21,300	1,368,525
Health Net, Inc. (a)	87,200	2,851,440
LifePoint Hospitals, Inc. (a)	68,800	2,764,384
Molina Healthcare, Inc. (a)	45,200	1,808,000

		8,792,349

Home Builders — 1.2%
NVR, Inc. (a)	3,200	2,419,200

Household Products — 2.1%
American Greetings Corp. Class A	113,475	2,678,010
Avery Dennison Corp.	40,600	1,703,576

		4,381,586

Insurance — 6.4%
Amtrust Financial Services, Inc.	67,000	1,277,690
Aspen Insurance Holdings Ltd.	73,300	2,020,148
Endurance Specialty Holdings Ltd.	49,800	2,431,236
Fidelity National Financial, Inc. Class A	78,700	1,112,031
Platinum Underwriters Holdings Ltd.	65,800	2,506,322

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc. Class A	30,900	$1,939,902
Unum Group	65,750	1,725,937

		13,013,266

Iron & Steel — 2.1%
Reliance Steel & Aluminum Co.	44,300	2,559,654
Steel Dynamics, Inc.	97,100	1,822,567

		4,382,221

Leisure Time — 0.8%
Royal Caribbean Cruises Ltd. (a)	39,700	1,638,022

Lodging — 1.2%
Wyndham Worldwide Corp.	77,700	2,471,637

Machinery – Diversified — 1.0%
Briggs & Stratton Corp.	94,400	2,138,160

Manufacturing — 0.7%
Trinity Industries, Inc.	40,500	1,485,135

Media — 1.4%
Gannett Co., Inc.	117,400	1,788,002
Meredith Corp.	33,500	1,136,320

		2,924,322

Metal Fabricate & Hardware — 2.5%
Commercial Metals Co.	150,800	2,604,316
Mueller Industries, Inc.	71,028	2,601,045

		5,205,361

Oil & Gas — 5.8%
Forest Oil Corp. (a)	71,350	2,699,171
Helmerich & Payne, Inc.	35,500	2,438,495
Petroleum Development Corp. (a)	43,600	2,093,236
Swift Energy Co. (a)	59,900	2,556,532
Tesoro Corp. (a)	79,500	2,132,985

		11,920,419

Oil & Gas Services — 1.2%
Helix Energy Solutions Group, Inc. (a)	140,400	2,414,880

Pharmaceuticals — 1.0%
Par Pharmaceutical Cos., Inc. (a)	66,500	2,066,820

Real Estate — 0.7%
Forest City Enterprises, Inc. Class A (a)	79,200	1,491,336

Real Estate Investment Trusts (REITS) — 7.5%
BioMed Realty Trust, Inc.	95,700	1,820,214
BRE Properties, Inc.	39,100	1,844,738
Camden Property Trust	42,300	2,403,486
CBL & Associates Properties, Inc.	72,300	1,259,466
DiamondRock Hospitality Co.	195,500	2,183,735
Entertainment Properties Trust	53,200	2,490,824
Sunstone Hotel Investors, Inc. (a)	163,004	1,661,011

	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.	64,300	$1,687,232

		15,350,706

Retail — 6.9%
ANN, Inc. (a)	91,500	2,663,565
Big Lots, Inc. (a)	45,300	1,967,379
Foot Locker, Inc.	120,500	2,376,260
Insight Enterprises, Inc. (a)	111,500	1,898,845
Office Depot, Inc. (a)	333,900	1,545,957
Saks, Inc. (a)	147,000	1,662,570
Signet Jewelers Ltd. (a)	42,000	1,932,840

		14,047,416

Savings & Loans — 2.4%
First Niagara Financial Group, Inc.	136,200	1,849,596
People’s United Financial, Inc.	100,600	1,265,548
Washington Federal, Inc.	107,300	1,860,582

		4,975,726

Software — 0.6%
Take-Two Interactive Software, Inc. (a)	78,800	1,211,156

Telecommunications — 1.6%
Amdocs Ltd. (a)	44,400	1,280,940
Anixter International, Inc.	27,900	1,949,931

		3,230,871

Transportation — 3.1%
Bristow Group, Inc. (a)	51,100	2,417,030
Con-way, Inc.	36,100	1,418,369
Teekay Corp.	70,500	2,603,565

		6,438,964

Trucking & Leasing — 0.9%
Aircastle Ltd.	154,600	1,866,022

TOTAL COMMON STOCK (Cost $161,604,326)		203,587,905

TOTAL EQUITIES (Cost $161,604,326)		203,587,905

TOTAL LONG-TERM INVESTMENTS (Cost $161,604,326)		203,587,905

	Principal Amount

SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/11, 0.010%, due 4/01/11 (b)	$3,733,764	3,733,764

TOTAL SHORT-TERM INVESTMENTS (Cost $3,733,764)		3,733,764

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.1% (Cost $165,338,090) (c)	$207,321,669

Other Assets/(Liabilities) — (1.1)%	(2,189,142)

NET ASSETS — 100.0%	$205,132,527

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,733,765. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $3,808,913.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are twenty-nine series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Aggressive Allocation Fund (“Aggressive Allocation Fund”), MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”), MML American Funds® Growth Fund (“American Funds Growth Fund”), MML American Funds® International Fund (“American Funds International Fund”), MML Asset Allocation Fund (“Asset Allocation Fund”), MML Balanced Allocation Fund (“Balanced Allocation Fund”), MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Conservative Allocation Fund (“Conservative Allocation Fund”), MML Emerging Growth Fund (“Emerging Growth Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Foreign Fund (“Foreign Fund”), MML Fundamental Value Fund (“Fundamental Value Fund”), MML Global Fund (“Global Fund”), MML Growth Allocation Fund (“Growth Allocation Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Large Cap Value Fund (“Large Cap Value Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Moderate Allocation Fund (“Moderate Allocation Fund”), MML NASDAQ-100® Fund (“NASDAQ-100 Fund”), MML PIMCO Total Return Fund (“PIMCO Total Return Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Small Company Value Fund (“Small Company Value Fund”), and MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”).

The Fundamental Value Fund and PIMCO Total Return Fund commenced operations on August 10, 2010.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Concentrated Growth Fund, Equity Index Fund, Fundamental Value Fund, Global Fund, PIMCO Total Return Fund, and Small Company Value Fund, offers the following two classes of shares: Initial Class and Service Class shares. The American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund offer one class of shares: Service Class I shares. The Concentrated Growth Fund and Global Fund offer the following three classes of shares: Class I, Class II, and Service Class I shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III, and Service Class I shares. The Fundamental Value Fund, PIMCO Total Return Fund, and Small Company Value Fund offer the following two classes of shares: Class II and Service Class I shares. Service Class I shares of the Fundamental Value Fund and PIMCO Total Return Fund are not currently available. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

Notes to Portfolio of Investments (Unaudited) (Continued)

and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Concentrated Growth Fund, Emerging Growth Fund, Equity Index Fund, Large Cap Growth Fund, Mid Cap Growth Fund, NASDAQ-100 Fund, Small Cap Index Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2011. The Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund characterized all investments at Level 1, as of March 31, 2011. The PIMCO Total Return Fund characterized all securities sold short at Level 2, as of March 31, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of March 31, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$6,034,955	$-	$-	$6,034,955
Communications	15,070,992	-	-	15,070,992
Consumer, Cyclical	6,840,492	1,106,672	-	7,947,164
Consumer, Non-cyclical	13,706,078	-	-	13,706,078
Energy	16,777,788	-	-	16,777,788
Financial	9,066,206	-	-	9,066,206
Industrial	10,723,728	-	-	10,723,728
Technology	8,388,261	-	-	8,388,261
Utilities	542,010	-	-	542,010

Total Common Stock	87,150,510	1,106,672	-	88,257,182

Total Equities	87,150,510	1,106,672	-	88,257,182

Bonds & Notes
Total Corporate Debt	-	15,790,968	106,000	15,896,968

Total Municipal Obligations	-	546,975	-	546,975

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund (Continued)
Non-U.S. Government Agency Obligations
Commercial MBS	$-	$2,340,898	$-	$2,340,898
Credit Card ABS	-	99,902	-	99,902

Total Non-U.S. Government Agency Obligations	-	2,440,800	-	2,440,800

Total Sovereign Debt Obligations	-	2,231,940	-	2,231,940

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	537,874	-	537,874
Pass-Through Securities	-	17,917,903	-	17,917,903

Total U.S. Government Agency Obligations and Instrumentalities	-	18,455,777	-	18,455,777

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,526,311	-	7,526,311

Total U.S. Treasury Obligations	-	7,526,311	-	7,526,311

Total Bonds & Notes	-	46,992,771	106,000	47,098,771

Total Long-Term Investments	87,150,510	48,099,443	106,000	135,355,953

Total Short-Term Investments	-	17,902,012	-	17,902,012

Total Investments	$87,150,510	$66,001,455	$106,000	$153,257,965

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$14,506,174	$-	$-	$14,506,174
Communications	82,706,104	3,790,392	1,259,850	87,756,346
Consumer, Cyclical	46,728,536	-	-	46,728,536
Consumer, Non-cyclical	38,065,709	57,042	-	38,122,751
Energy	31,878,373	-	-	31,878,373
Financial	39,544,046	139,554	-	39,683,600
Industrial	53,049,626	-	-	53,049,626
Technology	43,244,298	-	-	43,244,298

Total Common Stock	349,722,866	3,986,988	1,259,850	354,969,704

Total Equities	349,722,866	3,986,988	1,259,850	354,969,704

Total Mutual Funds	1,003	-	-	1,003

Total Long-Term Investments	349,723,869	3,986,988	1,259,850	354,970,707

Total Short-Term Investments	-	1,516,051	-	1,516,051

Total Investments	$349,723,869	$5,503,039	$1,259,850	$356,486,758

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Income Fund
Equities
Common Stock
Basic Materials	$38,140,247	$-	$-	$38,140,247
Communications	60,256,669	4,293,350	-	64,550,019
Consumer, Cyclical	40,087,270	-	-	40,087,270
Consumer, Non-cyclical	82,836,900	-	-	82,836,900
Energy	82,220,152	-	-	82,220,152
Financial	112,613,452	-	-	112,613,452
Industrial	69,146,397	-	-	69,146,397
Technology	31,668,233	-	-	31,668,233
Utilities	44,250,084	-	-	44,250,084

Total Common Stock	561,219,404	4,293,350	-	565,512,754

Preferred Stock
Consumer, Cyclical	3,665,610	-	-	3,665,610

Total Preferred Stock	3,665,610	-	-	3,665,610

Total Equities	564,885,014	4,293,350	-	569,178,364

Total Mutual Funds	6,809,930	-	-	6,809,930

Total Long-Term Investments	571,694,944	4,293,350	-	575,988,294

Total Short-Term Investments	-	15,340,293	-	15,340,293

Total Investments	$571,694,944	$19,633,643	$-	$591,328,587

Foreign Fund
Equities
Common Stock
Basic Materials	$1,975,046	$9,870,143	$-	$11,845,189
Communications	20,433,703	42,540,727	-	62,974,430
Consumer, Cyclical	2,993,325	28,396,956	-	31,390,281
Consumer, Non-cyclical	-	49,720,248	-	49,720,248
Diversified	-	2,650,417	-	2,650,417
Energy	11,747,406	27,365,575	-	39,112,981
Financial	12,285,244	51,534,626	-	63,819,870
Industrial	4,146,071	29,590,871	-	33,736,942
Technology	7,673,212	24,822,679	-	32,495,891
Utilities	-	11,381,376	-	11,381,376

Total Common Stock	61,254,007	277,873,618	-	339,127,625

Preferred Stock
Basic Materials	5,660,519	-	-	5,660,519

Total Preferred Stock	5,660,519	-	-	5,660,519

Total Equities	66,914,526	277,873,618	-	344,788,144

Total Long-Term Investments	66,914,526	277,873,618	-	344,788,144

Total Short-Term Investments	-	8,295,712	-	8,295,712

Total Investments	$66,914,526	$286,169,330	$-	$353,083,856

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$8,133,164	$-	$-	$8,133,164
Communications	9,834,533	-	-	9,834,533
Consumer, Cyclical	10,206,513	-	-	10,206,513
Consumer, Non-cyclical	26,426,217	-	-	26,426,217
Energy	19,999,097	-	-	19,999,097
Financial	31,375,079	-	-	31,375,079
Industrial	18,354,733	692,545	-	19,047,278
Technology	8,923,559	-	-	8,923,559
Utilities	3,936,002	-	-	3,936,002

Total Common Stock	137,188,897	692,545	-	137,881,442

Total Equities	137,188,897	692,545	-	137,881,442

Total Long-Term Investments	137,188,897	692,545	-	137,881,442

Total Short-Term Investments	-	3,473,301	-	3,473,301

Total Investments	$137,188,897	$4,165,846	$-	$141,354,743

Global Fund
Equities
Common Stock
Basic Materials	$2,410,381	$10,712,151	$-	$13,122,532
Communications	5,429,563	1,626,268	-	7,055,831
Consumer, Cyclical	5,258,599	3,918,686	-	9,177,285
Consumer, Non-cyclical	11,818,005	18,060,546	-	29,878,551
Diversified	-	1,747,111	-	1,747,111
Energy	2,109,695	1,501,258	-	3,610,953
Financial	7,233,551	7,810,299	-	15,043,850
Industrial	11,009,308	5,616,197	-	16,625,505
Technology	5,043,326	2,572,591	-	7,615,917
Utilities	-	305,817	-	305,817

Total Common Stock	50,312,428	53,870,924	-	104,183,352

Total Equities	50,312,428	53,870,924	-	104,183,352

Total Long-Term Investments	50,312,428	53,870,924	-	104,183,352

Total Short-Term Investments	-	387,558	-	387,558

Total Investments	$50,312,428	$54,258,482	$-	$104,570,910

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Growth & Income Fund
Equities
Common Stock
Basic Materials	$4,653,334	$2,315,808	$-	$6,969,142
Communications	14,157,673	-	-	14,157,673
Consumer, Cyclical	8,305,708	2,364,037	-	10,669,745
Consumer, Non-cyclical	28,541,970	6,097,206	-	34,639,176
Diversified	-	826,471	-	826,471
Energy	20,407,330	-	-	20,407,330
Financial	27,207,352	-	-	27,207,352
Industrial	15,468,878	-	-	15,468,878
Technology	19,426,562	596,468	-	20,023,030
Utilities	3,232,886	-	-	3,232,886

Total Common Stock	141,401,693	12,199,990	-	153,601,683

Total Equities	141,401,693	12,199,990	-	153,601,683

Total Long-Term Investments	141,401,693	12,199,990	-	153,601,683

Total Investments	$141,401,693	$12,199,990	$-	$153,601,683

Income & Growth Fund
Equities
Common Stock
Basic Materials	$4,768,265	$2,992,452	$-	$7,760,717
Communications	5,851,832	-	-	5,851,832
Consumer, Cyclical	4,970,926	-	-	4,970,926
Consumer, Non-cyclical	13,383,389	721,327	-	14,104,716
Energy	12,456,540	-	-	12,456,540
Financial	12,628,339	-	-	12,628,339
Industrial	14,771,756	-	-	14,771,756
Technology	3,276,315	-	-	3,276,315
Utilities	5,227,184	-	-	5,227,184

Total Common Stock	77,334,546	3,713,779	-	81,048,325

Total Equities	77,334,546	3,713,779	-	81,048,325

Total Long-Term Investments	77,334,546	3,713,779	-	81,048,325

Total Short-Term Investments	-	1,668,089	-	1,668,089

Total Investments	$77,334,546	$5,381,868	$-	$82,716,414

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$9,490,816	$2,924,761	$-	$12,415,577
Communications	6,187,248	-	-	6,187,248
Consumer, Cyclical	31,102,217	345,153	-	31,447,370
Consumer, Non-cyclical	43,947,636	3,726,705	-	47,674,341
Diversified	-	3,321,500	-	3,321,500
Energy	40,615,414	3,354,270	-	43,969,684
Financial	58,874,071	8,182,168	-	67,056,239
Industrial	12,122,579	2,467,102	-	14,589,681
Technology	9,903,368	-	-	9,903,368

Total Common Stock	212,243,349	24,321,659	-	236,565,008

Total Equities	212,243,349	24,321,659	-	236,565,008

Bonds & Notes
Total Corporate Debt	-	-	504,844	504,844

Total Bonds & Notes	-	-	504,844	504,844

Total Long-Term Investments	212,243,349	24,321,659	504,844	237,069,852

Total Short-Term Investments	-	4,772,366	-	4,772,366

Total Investments	$212,243,349	$29,094,025	$504,844	$241,842,218

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$12,334,690	$-	$-	$12,334,690
Communications	14,775,272	-	-	14,775,272
Consumer, Cyclical	54,331,588	-	-	54,331,588
Consumer, Non-cyclical	77,279,404	-	-	77,279,404
Energy	35,892,732	-	-	35,892,732
Financial	114,538,619	-	-	114,538,619
Industrial	55,580,658	7,678,483	-	63,259,141
Technology	14,451,999	-	-	14,451,999
Utilities	39,123,000	-	-	39,123,000

Total Common Stock	418,307,962	7,678,483	-	425,986,445

Total Equities	418,307,962	7,678,483	-	425,986,445

Total Mutual Funds	5,478,200	-	-	5,478,200

Total Long-Term Investments	423,786,162	7,678,483	-	431,464,645

Total Short-Term Investments	-	836,767	-	836,767

Total Investments	$423,786,162	$8,515,250	$-	$432,301,412

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$1,122,000	$-	$-	$1,122,000

Total Preferred Stock	1,122,000	-	-	1,122,000

Total Equities	1,122,000	-	-	1,122,000

Bonds & Notes
Total Corporate Debt	-	60,901,928	3,422,811	64,324,739

Total Floating Rate Loan Interest	-	1,000,500	-	1,000,500

Total Municipal Obligations	-	6,794,474	-	6,794,474

Non-U.S. Government Agency Obligations
Automobile ABS	-	628,704	-	628,704
Commercial MBS	-	4,516,830	-	4,516,830
Credit Card ABS	-	4,286,019	-	4,286,019
Other ABS	-	1,929,820	467,357	2,397,177
Student Loans ABS	-	283,948	-	283,948
WL Collateral CMO	-	7,060,582	-	7,060,582

Total Non-U.S. Government Agency Obligations	-	18,705,903	467,357	19,173,260

Total Sovereign Debt Obligations	-	3,761,804	424,633	4,186,437

U.S. Government Agency Obligations and Instrumentalities
Pass-through Securities	-	23,829,192	-	23,829,192

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	2,538,298	-	2,538,298

Total U.S. Treasury Obligations	-	2,538,298	-	2,538,298

Total Bonds & Notes	-	117,532,099	4,314,801	121,846,900

Total Long-Term Investments	1,122,000	117,532,099	4,314,801	122,968,900

Total Short-Term Investments	-	72,786,625	-	72,786,625

Total Investments	$1,122,000	$190,318,724	$4,314,801	$195,755,525

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$3,337,940	$-	$-	$3,337,940
Communications	32,091,420	-	-	32,091,420
Consumer, Cyclical	45,233,096	425,457	-	45,658,553
Consumer, Non-cyclical	52,769,268	1,163,285	-	53,932,553
Diversified	-	408,995	-	408,995
Energy	18,986,966	-	-	18,986,966
Financial	20,770,129	-	-	20,770,129
Industrial	57,840,749	398,369	-	58,239,118
Technology	43,129,420	399,400	-	43,528,820
Utilities	1,701,465	-	-	1,701,465

Total Common Stock	275,860,453	2,795,506	-	278,655,959

Total Equities	275,860,453	2,795,506	-	278,655,959

Total Mutual Funds	2,810,352	-	-	2,810,352

Total Long-Term Investments	278,670,805	2,795,506	-	281,466,311

Total Short-Term Investments	-	2,574,939	-	2,574,939

Total Investments	$278,670,805	$5,370,445	$-	$284,041,250

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Company Value Fund
Equities
Common Stock
Basic Materials	$10,470,952	$-	$-	$10,470,952
Communications	3,179,740	-	-	3,179,740
Consumer, Cyclical	13,036,462	-	-	13,036,462
Consumer, Non-cyclical	11,801,755	-	-	11,801,755
Energy	7,889,434	-	-	7,889,434
Financial	23,080,566	-	-	23,080,566
Industrial	32,021,350	-	-	32,021,350
Technology	5,208,478	-	-	5,208,478
Utilities	4,698,472	-	-	4,698,472

Total Common Stock	111,387,209	-	-	111,387,209

Convertible Preferred Stock
Financial	-	617,928	-	617,928

Total Convertible Preferred Stock	-	617,928	-	617,928

Total Equities	111,387,209	617,928	-	112,005,137

Total Mutual Funds	528,801	-	-	528,801

Total Long-Term Investments	111,916,010	617,928	-	112,533,938

Total Short-Term Investments	-	2,085,245	-	2,085,245

Total Investments	$111,916,010	$2,703,173	$-	$114,619,183

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of March 31, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$81,166	$-	$-	$81,166
NASDAQ-100 Fund
Futures Contracts
Equity Risk	22,536	-	-	22,536
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	444,650	-	444,650
Futures Contracts
Interest Rate Risk	187,888	-	-	187,888
Swap Agreements
Credit Risk	-	492,412	-	492,412
Interest Rate Risk	-	18,093	-	18,093
Small Cap Index Fund
Futures Contracts
Equity Risk	17,135	-	-	17,135

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$(105,247)	$-	$(105,247)
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(480,879)	-	(480,879)
Futures Contracts
Interest Rate Risk	(109,691)	-	-	(109,691)
Swap Agreements
Credit Risk	-	(195,648)	-	(195,648)
Written Options
Interest Rate Risk	(124,994)	(128,767)	-	(253,761)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/11
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$102,625	$-	$-	$3,375	$-	$-	$-	$-	$106,000	$3,375

Blue Chip Growth Fund
Long-Term Investments
Equities
Communications	$-	$-	$-	$-	$1,259,850	$-	$-	$-	$1,259,850	$-

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$481,509	$-	$-	$23,335	$-	$-	$-	$-	$504,844	$23,335

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$-	$-	$-	$2,943	$3,419,868	$-	$-	$-	$3,422,811	$2,943
Non-U.S. Government Agency Obligations
Other ABS	-	-	-	1,107	466,250	-	-	-	467,357	1,107
Sovereign Debt Obligations	-	-	-	(299)	424,932	-	-	-	424,633	(299)

	$-	$-	$-	$3,751	$4,311,050	$-	$-	$-	$4,314,801	$3,751

*	The Fund(s) recognize transfers between the Levels as of the beginning of the period.

The Funds had no transfers in or out of Level 3 of the fair value hierarchy at March 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	Mid Cap Value Fund	NASDAQ- 100 Fund	PIMCO Total Return Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A		A
Directional Exposures to Currencies				A

Futures Contracts**
Hedging/Risk Management				A
Duration/Credit Quality Management				A
Substitution for Direct Investment	A		A	A	A

Interest Rate Swaps***
Hedging/Risk Management				A
Duration Management				A
Substitution for Direct Investment				A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management				M
Duration/Credit Quality Management				A
Substitution for Direct Investment				A

Options (Sold)
Hedging/Risk Management				M
Duration/Credit Quality Management				A
Income				A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts	$-	$81,166	$-	$-	$81,166

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	84	-	-	84

Mid Cap Value Fund
Liability Derivatives
Forward Contracts	$-	$-	$(105,247)	$-	$(105,247)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	-	-	19,866,616	-	19,866,616

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts	$-	$22,536	$-	$-	$22,536

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	11	-	-	11

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$444,650	$-	$444,650
Futures Contracts	-	-	-	187,888	187,888
Swap Agreements	492,412	-	-	18,093	510,505

Total Value	$492,412	$-	$444,650	$205,981	$1,143,043

Liability Derivatives
Forward Contracts	$-	$-	$(480,879)	$-	$(480,879)
Futures Contracts	-	-	-	(109,691)	(109,691)
Swap Agreements	(195,648)	-	-	-	(195,648)
Written Options	-	-	-	(253,761)	(253,761)

Total Value	$(195,648)	$-	$(480,879)	$(363,452)	$(1,039,979)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$41,175,742	$-	$41,175,742
Futures Contracts	-	-	-	1,150	1,150
Swap Agreements	$16,100,000	$-	$-	$1,400,000	$17,500,000
Written Options	-	-	-	12,820,500	12,820,500

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$17,135	$-	$-	$17,135

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	10	-	-	10

†	Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at March 31, 2011.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
Bank of America N.A.	13,369,880	Canadian Dollar	4/29/11	$13,705,037	$13,782,272	$(77,235)

UBS AG	4,369,510	Euro	4/29/11	6,161,579	6,189,591	(28,012)

				$19,866,616	$19,971,863	$(105,247)

PIMCO Total Return Fund
BUYS

Barclays Bank PLC	2,952,500	Brazilian Real	4/04/11	$1,747,919	$1,808,411	$60,492
Barclays Bank PLC	13,716,000	Indian Rupee	5/09/11	300,000	305,612	5,612
Barclays Bank PLC	18,232,000	Indian Rupee	8/12/11	388,576	399,138	10,562
Barclays Bank PLC	1,765,000,000	Indonesian Rupiah	4/15/11	200,000	202,341	2,341
Barclays Bank PLC	310,250	Malaysian Ringgit	8/11/11	99,968	101,538	1,570
Barclays Bank PLC	15,009,896	Mexican Peso	7/07/11	1,228,809	1,251,351	22,542
Barclays Bank PLC	2,897,000	Russian Ruble	4/01/11	100,000	101,892	1,892
Barclays Bank PLC	2,897,000	Russian Ruble	7/01/11	101,400	101,187	(213)
Barclays Bank PLC	111,900,000	South Korean Won	5/09/11	100,000	101,796	1,796

				4,266,672	4,373,266	106,594

Credit Suisse Securities LLC	595,000	Canadian Dollar	6/20/11	601,642	612,639	10,997

Goldman Sachs & Co.	6,598,500	Philippine Peso	11/15/11	150,000	150,576	576
Goldman Sachs & Co.	323,722	Singapore Dollar	6/09/11	252,126	256,853	4,727
Goldman Sachs & Co.	676,380,000	South Korean Won	8/12/11	600,000	611,711	11,711

				1,002,126	1,019,140	17,014

JP Morgan Chase Bank	3,337,000	Canadian Dollar	6/20/11	3,415,341	3,435,923	20,582
JP Morgan Chase Bank	1,959,750	Chinese Yuan Renminbi	11/15/11	300,000	302,687	2,687
JP Morgan Chase Bank	4,552,000	Indian Rupee	5/09/11	100,000	101,425	1,425
JP Morgan Chase Bank	3,527,900,000	Indonesian Rupiah	4/15/11	400,000	404,441	4,441
JP Morgan Chase Bank	6,079,565	Mexican Peso	7/07/11	500,000	506,843	6,843
JP Morgan Chase Bank	461,700	New Turkish Lira	7/27/11	290,853	292,950	2,097
JP Morgan Chase Bank	17,528,000	Philippine Peso	6/15/11	401,003	402,598	1,595

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
	JP Morgan Chase Bank	6,585,000	Philippine Peso	11/15/11	$150,000	$150,268	$268
	JP Morgan Chase Bank	325,409	Singapore Dollar	6/09/11	250,663	258,191	7,528
	JP Morgan Chase Bank	696,950	South African Rand	4/28/11	100,000	102,672	2,672
	JP Morgan Chase Bank	1,464,990	South African Rand	7/28/11	214,149	212,959	(1,190)
	JP Morgan Chase Bank	907,142,181	South Korean Won	5/09/11	792,171	825,230	33,059

					6,914,180	6,996,187	82,007

	Royal Bank of Scotland PLC	5,467,750	Brazilian Real	7/05/11	3,203,322	3,284,230	80,908
	Royal Bank of Scotland PLC	129,640	Singapore Dollar	9/09/11	100,830	102,887	2,057

					3,304,152	3,387,117	82,965

	UBS AG	422,000	Australian Dollar	4/29/11	412,345	435,151	22,806
	UBS AG	2,515,250	Brazilian Real	4/04/11	1,500,000	1,540,593	40,593
	UBS AG	7,346,480	Mexican Peso	7/07/11	600,000	612,464	12,464

					2,512,345	2,588,208	75,863

					$18,601,117	$18,976,557	$375,440

SELLS

	Barclays Bank PLC	830,000	British Pound	6/13/11	$1,346,164	$1,330,252	$15,912
	Barclays Bank PLC	915,000	Euro	4/19/11	1,265,683	1,296,376	(30,693)
	Barclays Bank PLC	2,897,000	Russian Ruble	4/01/11	102,169	101,892	277

					2,714,016	2,728,520	(14,504)

	Credit Suisse Securities LLC	2,494,000	British Pound	6/13/11	4,001,274	3,997,166	4,108

	JP Morgan Chase Bank	472,000	British Pound	6/13/11	765,684	756,481	9,203
	JP Morgan Chase Bank	480,000	Euro	4/19/11	653,927	680,066	(26,139)

					1,419,611	1,436,547	(16,936)

	Royal Bank of Scotland PLC	5,467,750	Brazilian Real	4/04/11	3,269,208	3,349,003	(79,795)
	Royal Bank of Scotland PLC	2,007,000	British Pound	6/13/11	3,232,267	3,216,645	15,622
	Royal Bank of Scotland PLC	48,540,000	Japanese Yen	4/14/11	606,269	583,584	22,685

					7,107,744	7,149,232	(41,488)

	UBS AG	5,417,000	Euro	4/19/11	7,331,980	7,674,829	(342,849)

					$22,574,625	$22,986,294	$(411,669)

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at March 31, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
84	S&P 500 E Mini Index	6/17/11	$5,548,200	$81,166

NASDAQ-100 Fund
BUYS
11	NASDAQ 100 E Mini Index	6/17/11	$513,975	$22,536

PIMCO Total Return Fund
BUYS
16	U.S. Treasury Note 2 Year	6/30/11	$3,490,000	$1,938
173	90 Day Eurodollar	9/19/11	43,051,050	50,988
250	90 Day Eurodollar	12/19/11	62,121,875	104,112
483	90 Day Eurodollar	3/19/12	119,717,587	30,850
167	90 Day Eurodollar	6/18/12	41,246,913	(24,375)

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
29	90 Day Eurodollar	9/17/12	$7,134,725	$(37,325)
21	90 Day Eurodollar	12/17/12	5,147,625	(42,475)

				$83,713

SELLS
11	U.S. Treasury Note 10 Year	6/21/11	$1,309,344	$(5,516)

Small Cap Index Fund
BUYS
10	Russell 2000 E Mini Index	6/17/11	$841,700	$17,135

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,400,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	$(9,469)	$170,050	$160,581
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA-)**	793	(2,308)	(1,515)
1,600,000	USD	12/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(750)	204,800	204,050
1,200,000	USD	12/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.NA.HY.15 (PIMCO Rating: B-)**	2,564	37,500	40,064

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (continued)
Credit Default Swaps (continued)
1,800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA-)**	$(2,532)	$(7,163)	$(9,695)
100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	1,123	(3,277)	(2,154)
800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	11,272	(28,502)	(17,230)
1,100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	2,708	(5,308)	(2,600)
600,000	USD	6/20/16	Barclays Bank PLC	Sell***	5.000%	CDX.EM.15 (PIMCO Rating: BA+)**	1,597	80,700	82,297
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	6,047	(19,146)	(13,099)

							13,353	427,346	440,699

1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	(775)	(19,610)	(20,385)
100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(146)	2,302	2,156
600,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	9,024	(22,593)	(13,569)
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	985	(1,685)	(700)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	2,656	(24,295)	(21,639)
500,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	3,879	(30,927)	(27,048)
500,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	5,836	(16,605)	(10,769)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	5,881	(14,496)	(8,615)

							27,340	(127,909)	(100,569)

400,000	USD	12/20/15	JP Morgan Chase Bank	Sell***	1.000%	CDX.NA.IG.15 (PIMCO Rating: BAA+)**	1,547	916	2,463

1,300,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	10,618	(40,018)	(29,400)
600,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Japan Government (PIMCO Rating: AA)**	(5,862)	6,663	801
800,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	11,626	(28,856)	(17,230)

							16,382	(62,211)	(45,829)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
100,000	USD	6/15/41	Barclays Bank PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	$(1,018)	$2,250	$1,232

100,000	USD	6/15/41	Goldman Sachs & Co.	Fixed 4.250%	3-Month USD-LIBOR-BBA	(768)	2,000	1,232

400,000	USD	6/15/21	JPMorgan Chase Bank	Fixed 3.500%	3-Month USD-LIBOR-BBA	5,170	180	5,350

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (continued)
Interest Rate Swaps (continued)
100,000	USD	6/15/41	JPMorgan Chase Bank	Fixed 4.250%	3-Month USD-LIBOR-BBA	$(3,328)	$4,560	$1,232

						1,842	4,740	6,582

300,000	USD	6/15/41	Royal Bank of Scotland PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(5,613)	9,310	3,697

400,000	USD	6/15/21	UBS AG	Fixed 3.500%	3-Month USD-LIBOR-BBA	(6,050)	11,400	5,350

USD    U.S. Dollar

*	Collateral for swap agreements received from Barclays Bank PLC amounted to $690,000 in cash at March 31, 2011; and collateral for swap agreements held by UBS AG amounted to $259,910 in securities at March 31, 2011.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities included in the underlying index for the credit default swap. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at March 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$55,000	9/19/11	Eurodollar Futures Call, Strike 99.38	$9,398	$12,925
55,000	9/19/11	Eurodollar Futures Put, Strike 99.38	13,755	3,850
37,500	3/19/12	Eurodollar Futures Put, Strike 99.00	12,286	8,438
2,100,000	10/11/12	Interest Rate Swaption USD 1 Year Call, Strike TBD*	11,088	17,603
500,000	10/11/12	Interest Rate Swaption USD 1 Year Call, Strike TBD**	2,540	4,191
1,300,000	11/14/11	Interest Rate Swaption USD 1 Year Put, Strike 0.65*	2,665	5,454
1,000,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00***	6,325	11,989
4,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25*	24,327	56,621
1,500,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00*	8,558	18,787

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund (Continued)
$1,800,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75****	$6,795	$14,122
370,000	5/20/11	U.S. Treasury Notes 10 Year Futures Call, Strike 122.00	206,313	98,281
3,000	5/20/11	U.S. Treasury Notes 10 Year Futures Put, Strike 117.00	1,586	1,500

			$305,636	$253,761

*	OTC traded option counterparty Goldman Sachs & Co.
**	OTC traded option counterparty JP Morgan Chase Bank.
***	OTC traded option counterparty Credit Suisse Securities LLC.
****	OTC traded option counterparty Royal Bank of Scotland PLC.

Transactions in written option contracts during the period ended March 31, 2011, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2010	12,300,044	$85,451
Options written	388	220,185

Options outstanding at March 31, 2011	12,300,432	$305,636

The Fund(s) had no rights, warrants, or purchased options at March 31, 2011.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at March 31, 2011.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term

Notes to Portfolio of Investments (Unaudited) (Continued)

of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Asset Allocation Fund and PIMCO Total Return Fund had dollar roll transactions at March 31, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost

Notes to Portfolio of Investments (Unaudited) (Continued)

of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Fund(s) held inflation-indexed bonds as shown in the Portfolio(s) of Investments at March 31, 2011.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2011, the Funds had no unfunded loan commitments.

The Fund(s) held bank loans as shown in the Portfolio(s) of Investments at March 31, 2011.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Fund(s) held securities sold short as shown in the Portfolio(s) of Investments at March 31, 2011.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be

Notes to Portfolio of Investments (Unaudited) (Continued)

fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at March 31, 2011.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Aggressive Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund, will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks

Notes to Portfolio of Investments (Unaudited) (Continued)

compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$56,221,670	$14,824,052	$-	$14,824,052
American Funds Core Allocation Fund	275,548,398	61,387,138	-	61,387,138
American Funds Growth Fund	31,634,818	12,039,508	-	12,039,508
American Funds International Fund	26,516,860	7,154,216	-	7,154,216
Asset Allocation Fund	131,496,284	23,009,973	(1,248,292)	21,761,681
Balanced Allocation Fund	310,751,195	55,067,474	(177,448)	54,890,026
Blue Chip Growth Fund	263,539,758	93,355,363	(408,363)	92,947,000
Concentrated Growth Fund	85,512,156	17,007,484	(1,311,830)	15,695,654
Conservative Allocation Fund	269,056,078	28,481,363	(196,799)	28,284,564
Emerging Growth Fund	11,959,776	3,563,836	(299,329)	3,264,507
Equity Income Fund	501,292,973	103,457,286	(13,421,672)	90,035,614
Equity Index Fund	259,946,414	95,743,739	(34,668,090)	61,075,649
Foreign Fund	347,098,531	44,931,170	(38,945,845)	5,985,325

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Fundamental Value Fund	$123,539,653	$19,371,035	$(1,555,945)	$17,815,090
Global Fund	79,532,108	25,786,004	(747,202)	25,038,802
Growth & Income Fund	126,244,250	28,437,223	(1,079,790)	27,357,433
Growth Allocation Fund	1,063,984,419	298,966,079	(79,954)	298,886,125
Income & Growth Fund	67,648,861	15,625,051	(557,498)	15,067,553
Large Cap Growth Fund	144,789,021	28,192,119	(1,472,887)	26,719,232
Large Cap Value Fund	188,699,676	55,819,811	(2,677,269)	53,142,542
Mid Cap Growth Fund	257,207,997	114,203,537	(2,521,382)	111,682,155
Mid Cap Value Fund	393,723,747	43,278,810	(4,701,145)	38,577,665
Moderate Allocation Fund	899,955,533	187,068,855	(314,837)	186,754,018
NASDAQ-100 Fund	9,003,056	4,664,393	(488,635)	4,175,758
PIMCO Total Return Fund	194,902,213	1,680,267	(826,955)	853,312
Small Cap Growth Equity Fund	222,370,000	69,195,990	(7,524,740)	61,671,250
Small Cap Index Fund	45,290,876	9,835,300	(6,591,295)	3,244,005
Small Company Value Fund	79,681,667	36,172,795	(1,235,279)	34,937,516
Small/Mid Cap Value Fund	165,338,090	43,628,371	(1,644,792)	41,983,579

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2011, was as follows:

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	659,236	42,622	17,608	684,250	$8,156,260	$-	$-	$66,884
MML Concentrated Growth Fund, Class I	260,525	28,091	6,145	282,471	2,112,880	-	-	(1,511)
MML Equity Fund, Initial Class	223,969	20,746	6,360	238,355	4,961,071	-	-	6,361
MML Equity Income Fund, Initial Class	717,373	20,288	30,139	707,522	7,061,067	-	-	14,677
MML Foreign Fund, Initial Class	277,653	21,077	8,454	290,276	2,821,487	-	-	18,444
MML Fundamental Value Fund, Class II	363,461	173,445	3,644	533,262	6,244,498	-	-	6,828
MML Global Fund, Class I	298,646	32,128	8,507	322,267	2,823,055	-	-	22,417
MML High Yield Fund, Class II	58,879	20,256	29,450	49,685	526,665	-	-	25,558
MML Inflation-Protected and Income Fund, Initial Class	122,223	49,932	42,561	129,594	1,413,874	-	-	25,364
MML Large Cap Growth Fund, Initial Class	365,902	11,305	33,167	344,040	3,750,037	-	-	40,359
MML Managed Bond Fund, Initial Class	122,881	5,739	19,035	109,585	1,412,879	-	-	12,569
MML Mid Cap Growth Fund, Initial Class	382,936	12,386	15,861	379,461	5,046,837	-	-	35,968
MML Mid Cap Value Fund, Initial Class	378,963	18,778	10,281	387,460	4,238,811	-	-	17,762
MML PIMCO Total Return Fund, Class II	176,366	104,192	139,786	140,772	1,403,499	-	-	(555)
MML Short-Duration Bond Fund, Class II	169,625	52,524	83,940	138,209	1,408,349	-	-	17,550
MML Small/Mid Cap Equity Fund, Initial Class	69,330	8,088	4,793	72,625	721,177	-	-	26,599
MML Small Cap Growth Equity Fund, Initial Class	140,215	12,696	4,274	148,637	2,905,616	-	-	13,510
MML Small Company Value Fund, Class II	190,180	7,618	5,070	192,728	3,607,866	-	-	24,117
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	47,734	12,122	1,104	58,752	2,470,502	6,868	-	10,771
Oppenheimer Global Securities Fund, Non-Service Shares*	61,576	7,212	1,979	66,809	2,115,165	23,119	-	22,940
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	168,364	68,158	75,395	161,127	881,362	40,423	15,539	35,160
Oppenheimer International Growth Fund, Non-Service Shares*	2,342,129	298,968	56,323	2,584,774	4,962,765	42,141	-	26,036

					$71,045,722	$112,551	$15,539	$467,808

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	2,279,412	24,199	100,595	2,203,016	$26,259,945	$-	$-	$518,313
MML Concentrated Growth Fund, Class I	682,376	-	42,988	639,388	4,782,622	-	-	135,834
MML Equity Fund, Initial Class	758,705	-	39,386	719,319	14,971,751	-	-	284,665
MML Equity Income Fund, Initial Class	2,820,690	-	201,516	2,619,174	26,139,360	-	-	710,937
MML Foreign Fund, Initial Class	799,940	7,425	47,725	759,640	7,383,698	-	-	103,055
MML Fundamental Value Fund, Class II	1,293,691	79,062	-	1,372,753	16,074,941	-	-	-
MML Global Fund, Class I	858,916	8,229	52,872	814,273	7,133,036	-	-	142,576
MML High Yield Fund, Class II	868,755	58,270	5,206	921,819	9,771,286	-	-	5,379
MML Inflation-Protected and Income Fund, Initial Class	1,326,606	121,314	12,133	1,435,787	15,664,438	-	-	11,465
MML Large Cap Growth Fund, Initial Class	1,064,023	13,336	40,269	1,037,090	11,304,276	-	-	53,545
MML Managed Bond Fund, Initial Class	5,580,370	-	59,797	5,520,573	71,176,437	-	-	45,700
MML Mid Cap Growth Fund, Initial Class	967,953	8,213	50,074	926,092	12,317,030	-	-	164,146
MML Mid Cap Value Fund, Initial Class	1,087,098	9,861	52,530	1,044,429	11,426,058	-	-	117,833
MML Money Market Fund, Initial Class	50,684	-	-	50,684	50,636	-	-	-
MML PIMCO Total Return Fund, Class II	2,146,099	781,657	21,327	2,906,429	28,977,096	-	-	(1,335)
MML Short-Duration Bond Fund, Class II	2,936,140	247,018	26,907	3,156,251	32,162,200	-	-	5,889
MML Small/Mid Cap Equity Fund, Initial Class	406,497	3,680	53,116	357,061	3,545,678	-	-	205,944
MML Small Cap Growth Equity Fund, Initial Class	414,702	3,765	28,844	389,623	7,616,516	-	-	195,116
MML Small Company Value Fund, Class II	446,052	3,921	30,071	419,902	7,860,564	-	-	147,613
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	170,819	561	7,713	163,667	6,882,202	23,666	-	144,503
Oppenheimer Global Securities Fund, Non-Service Shares*	341,306	7,363	15,398	333,271	10,551,367	124,725	-	205,352
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	3,973,416	481,910	214,125	4,241,201	23,199,372	757,525	291,205	234,036
Oppenheimer International Growth Fund, Non-Service Shares*	5,559,845	106,484	254,500	5,411,829	10,390,712	96,484	-	195,368

					$365,641,221	$1,002,400	$291,205	$3,625,934

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,568,488	39,041	243,504	1,364,025	$16,259,180	$-	$-	$1,144,840
MML Concentrated Growth Fund, Class I	472,301	14,580	105,511	381,370	2,852,650	-	-	228,000
MML Equity Fund, Initial Class	465,793	4,054	72,559	397,288	8,269,061	-	-	514,102
MML Equity Income Fund, Initial Class	2,116,781	-	421,402	1,695,379	16,919,880	-	-	1,722,950
MML Foreign Fund, Initial Class	672,297	21,771	102,547	591,521	5,749,586	-	-	186,514
MML Fundamental Value Fund, Class II	900,301	165,530	-	1,065,831	12,480,878	-	-	-
MML Global Fund, Class I	756,595	24,113	113,264	667,444	5,846,814	-	-	274,632
MML High Yield Fund, Class II	880,170	38,733	54,709	864,194	9,160,454	-	-	48,231
MML Inflation-Protected and Income Fund, Initial Class	1,356,296	113,823	52,332	1,417,787	15,468,054	-	-	47,575
MML Large Cap Growth Fund, Initial Class	765,936	51,766	65,442	752,260	8,199,638	-	-	78,593
MML Managed Bond Fund, Initial Class	5,944,671	-	295,267	5,649,404	72,837,449	-	-	242,250
MML Mid Cap Growth Fund, Initial Class	552,436	16,036	101,889	466,583	6,205,558	-	-	641,001
MML Mid Cap Value Fund, Initial Class	935,750	28,803	114,860	849,693	9,295,636	-	-	477,328
MML Money Market Fund, Initial Class	67,158	-	-	67,158	67,095	-	-	-
MML PIMCO Total Return Fund, Class II	2,245,472	799,776	19,346	3,025,902	30,168,240	-	-	(1,110)
MML Short-Duration Bond Fund, Class II	2,729,666	235,163	88,066	2,876,763	29,314,212	-	-	16,151
MML Small/Mid Cap Equity Fund, Initial Class	331,325	10,801	109,136	232,990	2,313,635	-	-	338,274
MML Small Cap Growth Equity Fund, Initial Class	173,810	5,535	56,924	122,421	2,393,141	-	-	305,176
MML Small Company Value Fund, Class II	367,303	11,518	64,032	314,789	5,892,844	-	-	294,027
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	104,974	2,894	19,061	88,807	3,734,329	12,717	-	127,200
Oppenheimer Global Securities Fund, Non-Service Shares*	198,983	8,738	31,253	176,468	5,586,971	65,217	-	499,365
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	3,928,258	456,672	322,140	4,062,790	22,223,461	727,586	279,696	285,055
Oppenheimer International Growth Fund, Non-Service Shares*	3,550,624	139,247	511,811	3,178,060	6,101,876	56,015	-	457,285

					$297,340,642	$861,535	$279,696	$7,927,439

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 3/31/11	Value as of 3/31/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	12,108,300	34,964	217,533	11,925,731	$142,154,716	$-	$-	$1,039,865
MML Concentrated Growth Fund, Class I	4,578,616	-	90,978	4,487,638	33,567,529	-	-	65,261
MML Equity Fund, Initial Class	4,223,305	-	74,952	4,148,353	86,342,859	-	-	108,973
MML Equity Income Fund, Initial Class	14,053,293	-	376,636	13,676,657	136,493,039	-	-	165,713
MML Foreign Fund, Initial Class	4,285,940	9,828	101,274	4,194,494	40,770,478	-	-	217,499
MML Fundamental Value Fund, Class II	5,376,391	87,791	-	5,464,182	63,985,566	-	-	-
MML Global Fund, Class I	4,644,460	10,935	112,236	4,543,159	39,798,073	-	-	295,977
MML High Yield Fund, Class II	2,124,287	174,670	12,615	2,286,342	24,235,231	-	-	10,750
MML Inflation-Protected and Income Fund, Initial Class	2,652,102	298,844	6,634	2,944,312	32,122,446	-	-	8,679
MML Large Cap Growth Fund, Initial Class	6,025,075	20,696	89,581	5,956,190	64,922,469	-	-	110,595
MML Managed Bond Fund, Initial Class	9,241,017	-	32,038	9,208,979	118,730,847	-	-	24,884
MML Mid Cap Growth Fund, Initial Class	5,459,474	12,094	108,169	5,363,399	71,333,200	-	-	186,484
MML Mid Cap Value Fund, Initial Class	6,607,832	14,537	129,194	6,493,175	71,035,339	-	-	241,487
MML Money Market Fund, Initial Class	158,873	-	-	158,873	158,722	-	-	-
MML PIMCO Total Return Fund, Class II	3,920,769	1,546,611	11,514	5,455,866	54,394,987	-	-	(686)
MML Short-Duration Bond Fund, Class II	6,602,842	523,412	14,724	7,111,530	72,466,490	-	-	3,333
MML Small/Mid Cap Equity Fund, Initial Class	1,476,068	3,245	110,736	1,368,577	13,590,208	-	-	608,187
MML Small Cap Growth Equity Fund, Initial Class	2,168,417	4,968	61,545	2,111,840	41,283,133	-	-	578,605
MML Small Company Value Fund, Class II	3,213,305	6,873	66,150	3,154,028	59,043,397	-	-	333,492
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	954,235	3,220	16,352	941,103	39,573,362	135,888	-	265,029
Oppenheimer Global Securities Fund, Non-Service Shares*	1,269,361	17,910	30,850	1,256,421	39,778,293	471,362	-	398,810
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	6,463,298	840,014	397,908	6,905,404	37,772,560	1,259,633	484,223	372,061
Oppenheimer International Growth Fund, Non-Service Shares*	41,402,584	481,737	573,071	41,311,250	79,317,600	737,594	-	376,329

					$1,362,870,544	$2,604,477	$484,223	$5,411,327

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,803,107	66,918	148,236	7,721,789	$92,043,727	$-	$-	$820,975
MML Concentrated Growth Fund, Class I	2,678,387	-	70,523	2,607,864	19,506,824	-	-	237,240
MML Equity Fund, Initial Class	3,103,730	-	64,720	3,039,010	63,253,256	-	-	16,818
MML Equity Income Fund, Initial Class	9,233,282	-	287,395	8,945,887	89,279,948	-	-	502,546
MML Foreign Fund, Initial Class	3,429,826	24,614	73,787	3,380,653	32,859,944	-	-	157,716
MML Fundamental Value Fund, Class II	3,499,114	176,308	-	3,675,422	43,039,194	-	-	-
MML Global Fund, Class I	2,549,705	18,201	79,912	2,487,994	21,794,825	-	-	210,208
MML High Yield Fund, Class II	2,160,608	272,122	16,834	2,415,896	25,608,493	-	-	14,878
MML Inflation-Protected and Income Fund, Initial Class	3,023,495	684,802	2,041	3,706,256	40,435,252	-	-	2,359
MML Large Cap Growth Fund, Initial Class	3,704,163	44,256	57,965	3,690,454	40,225,947	-	-	73,743
MML Managed Bond Fund, Initial Class	12,576,096	-	44,789	12,531,307	161,565,432	-	-	50,042
MML Mid Cap Growth Fund, Initial Class	3,671,071	24,162	77,085	3,618,148	48,121,369	-	-	149,464
MML Mid Cap Value Fund, Initial Class	3,089,803	21,728	78,094	3,033,437	33,185,805	-	-	128,454
MML Money Market Fund, Initial Class	137,401	-	-	137,401	137,270	-	-	-
MML PIMCO Total Return Fund, Class II	4,929,287	2,884,622	4,500	7,809,409	77,859,804	-	-	(303)
MML Short-Duration Bond Fund, Class II	7,314,449	996,684	10,219	8,300,914	84,586,309	-	-	2,098
MML Small/Mid Cap Equity Fund, Initial Class	1,156,985	8,124	84,382	1,080,727	10,731,802	-	-	453,974
MML Small Cap Growth Equity Fund, Initial Class	1,114,821	8,314	44,615	1,078,520	21,083,347	-	-	407,809
MML Small Company Value Fund, Class II	1,899,936	12,950	47,099	1,865,787	34,927,539	-	-	221,439
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	552,765	1,854	12,707	541,912	22,787,420	78,259	-	157,451
Oppenheimer Global Securities Fund, Non-Service Shares*	981,811	19,079	22,482	978,408	30,976,391	364,404	-	314,242
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	8,700,187	1,509,176	750,914	9,458,449	51,737,714	1,741,018	669,275	794,667
Oppenheimer International Growth Fund, Non-Service Shares*	21,349,832	362,299	377,788	21,334,343	40,961,939	378,364	-	302,476

					$1,086,709,551	$2,562,045	$669,275	$5,018,296

*	Fund advised by OppenheimerFunds, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the leveraged buy-out. The Official Committee seeks to recover payments of those proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively. The Funds cannot predict the outcome of this proceeding. If the proceeding were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/27/11

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/27/11